                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-6165

                      (Investment Company Act File Number)

                   Federated Municipal Securities Income Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 8/31/04

               Date of Reporting Period: Fiscal year ended 8/31/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated California Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

ANNUAL SHAREHOLDER REPORT

August 31, 2004

Class A Shares
Class B Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.70	$11.00	$11.08		$10.65	$10.49
Income From Investment Operations:
Net investment income	0.52	0.52	0.52	[1]	0.53	0.52
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.24	(0.30)	(0.08	) [1]	0.43	0.16
TOTAL FROM INVESTMENT OPERATIONS	0.76	0.22	0.44		0.96	0.68
Less Distributions:
Distributions from net investment income	(0.52)	(0.52)	(0.52)		(0.53)	(0.52)
Net Asset Value, End of Period	$10.94	$10.70	$11.00		$11.08	$10.65
Total Return [2]	7.26%	1.98%	4.16%		9.27%	6.82%

Ratios to Average Net Assets:
Expenses	0.50%	0.50%	0.50%		0.50%	0.50%
Net investment income	4.81%	4.72%	4.81	% [1]	4.91%	5.08%
Expense waiver/reimbursement [3]	0.85%	0.80%	0.85%		0.91%	0.97%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,269	$36,607	$39,872		$30,079	$23,465
Portfolio turnover	13%	24%	21%		30%	57%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.70	$11.00	$11.08		$10.65	$10.49
Income From Investment Operations:
Net investment income	0.44	0.44	0.44	[1]	0.45	0.45
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.24	(0.30)	(0.08	) [1]	0.43	0.16
TOTAL FROM INVESTMENT OPERATIONS	0.68	0.14	0.36		0.88	0.61
Less Distributions:
Distributions from net investment income	(0.44)	(0.44)	(0.44)		(0.45)	(0.45)
Net Asset Value, End of Period	$10.94	$10.70	$11.00		$11.08	$10.65
Total Return [2]	6.46%	1.22%	3.39%		8.46%	6.03%

Ratios to Average Net Assets:
Expenses	1.25%	1.25%	1.25%		1.25%	1.25%
Net investment income	4.06%	3.97%	4.05	% [1]	4.16%	4.34%
Expense waiver/reimbursement [3]	0.60%	0.55%	0.60%		0.66%	0.72%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,773	$50,921	$49,363		$43,675	$36,577
Portfolio turnover	13%	24%	21%		30%	57%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A Shares); and (2) ongoing costs, including management fees (Class A and Class B Shares), distribution (12b-1) fees (Class A and Class B Shares), shareholder services fees (Class A and Class B Shares) and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2004	Ending Account Value 8/31/2004	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,004.40	$2.52
Class B Shares	$1,000	$1,000.60	$6.29
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.62	$2.54
Class B Shares	$1,000	$1,018.85	$6.34

1 Expenses are equal to the Federated California Municipal Income Fund Class A Shares and Class B Shares annualized expense ratios of 0.50% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by184/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return based on net asset value for the 12-month reporting period was 7.26% for Class A Shares and 6.46% for Class B Shares. For Class A Shares the total return consisted of 5.02% of tax-exempt dividends, and 2.24% appreciation in net asset value of the shares. For Class B Shares the total return consisted of 4.22% of tax-exempt dividends, and 2.24% appreciation in net asset value of the shares. 1 The total return of the Lehman Brothers Municipal Bond Index, the fund's benchmark index (LBMB), was 7.11% during the 12-month reporting period. The fund's investment strategy focused on: (a) the selection of lower-quality, investment-grade securities; these securities typically have higher yields than higher-quality, investment-grade securities available in the market; (b) the selection of intermediate to long maturity bonds that yield more than short-term bonds on an upward sloping yield curve (the "yield curve" shows the relative yield of similar securities with different maturities); and (c) bonds with premium coupons (interest payments that are higher than current yields available in the market). The fund's strategy also focused on the effective duration of the fund's portfolio (which indicates the portfolio sensitivity to changes in interest rates). In addition, the fund's total return reflected actual cash flows, transaction cost and other expenses, which were not reflected in the total return of the LBMB.

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

2 The LBMB is a broad market performance benchmark for the tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The LBMB includes both zero coupon bonds and bonds subject to the alternative minimum tax. The LBMB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. Indexes are unmanaged, and unlike the fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

CREDIT QUALITY

Credit spreads, or the yield difference between the "AAA"-rated municipal bonds and bonds of lower credit quality and similar maturity, tightened during the reporting period (meaning that the yield on lower-rated, investment-grade debt improved to a greater extent, or declined to a lesser extent, than for higher-rated, investment-grade debt). Municipal Market Data (MMD) reported that, during the reporting period, spreads between "BBB"-rated general obligation bonds and "AAA"-rated general obligation bonds tightened by 16 basis points to 28 basis points. Credit spreads on California general obligation bonds when compared to national "AAA"-rated general obligation bonds tightened to less than 30 basis points at the end of the reporting period. The fund's holdings in lower-rated, investment-grade securities helped the fund's performance, because they generally outperformed higher-rated, investment-grade securities during the reporting period.

YIELD CURVE AND MATURITY

During the reporting period, the municipal bond market was characterized by a generally falling and flattening, although still upward sloping, yield curve. MMD reported that, during the reporting period, rates on "AAA"-rated general obligation bonds with maturities of four years or less rose by 2 basis points to 43 basis points, while similar bonds with maturities of five years and longer saw yields fall by up to 50 basis points. The overall effect, when coupled with tightening credit spreads, was that longer-maturity, lower-rated bonds tended to outperform shorter-maturity, higher-rated bonds. The fund's performance, therefore, benefited from its concentration in municipal bonds in the intermediate (generally five to ten year) and long (generally ten years and longer) parts of the yield curve.

COUPON AND SECURITY SELECTION

During the reporting period, the fund concentrated its portfolio purchases and holdings on premium coupon municipal bonds (municipal bonds with coupons or interest payments that were higher than then-current yields available in the market). The higher coupons on the fund's premium coupon municipal bond holdings made the fund less sensitive to interest rate changes, and helped the fund's performance as interest rates declined over a significant portion of the reporting period. The fund also increased its allocation to California state general obligation bonds during the reporting period. This benefited the fund's performance as California's credit quality improved and, as discussed above, credit spreads tightened during the reporting period.

DURATION 4

The fund's dollar-weighted average duration at the end of the reporting period was 5.11 years. Duration management is a significant component of the fund's investment strategy. As interest rates were expected to rise during the reporting period, the fund hedged the portfolio (adjusted the duration shorter) using forward settling municipal interest rate swaps and Treasury futures contracts. The fund's use of these instruments, however, hurt the fund's performance relative to the LBMB because these instruments did not perform as well given that longer-term and intermediate-term municipal interest rates declined over the reporting period.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated California Municipal Income Fund (Class A Shares) (the "Fund") from August 31, 1994 to August 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB) 2 and Lipper California Municipal Debt Funds Average (LCAMDFA). 3

Average Annual Total Returns [4] for the Period Ended 8/31/2004
1 Year	2.47%
5 Years	4.91%
10 Years	5.66%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investments minus $100 sales charge = $9,900) which was effective on December 2, 1992 (start of performance). Effective December 1, 1997, the maximum sales charge has been increased to 4.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and the LCAMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average. Indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

2 The LBMB is an unmanaged index compromising bonds with a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupons bonds and bonds subject to the federal alternative minimum tax. It is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LBMB is unmanaged and, unlike the Fund, is not affected by cashflows.

3 The LCAMDFA represents the average of the total returns reported by all of the mutual funds designated Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated California Municipal Income Fund (Class B Shares) (the "Fund") from December 1, 1997 (start of performance) to August 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB) 2 and Lipper California Municipal Debt Funds Average (LCAMDFA). 3

Average Annual Total Returns [4] for the Period Ended 8/31/2004
1 Year	0.96%
5 Years	4.75%
Start of Performance (12/1/1997)	4.27%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemptions over seven years from the purchase date. The maximum contingent deferral sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and the LCAMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average. Indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

2 The LBMB is an unmanaged index compromising bonds with a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupons bonds and bonds subject to the federal alternative minimum tax. It is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBMB is unmanaged and, unlike the Fund, is not affected by cashflows.

3 The LCAMDFA represents the average of the total returns reported by all of the mutual funds designated Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Tables

At August 31, 2004, the fund's credit quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	33.6%	Aaa	34.7%
AA	2.8%	Aa	3.9%
A	22.3%	A	19.8%
BBB	11.6%	Baa	7.9%
BB	0.0%	Ba	0.9%
B	0.9%	B	0.0%
Not rated by S&P	28.8%	Not rated by Moody's	32.8%
TOTAL	100%	TOTAL	100%

1 These tables depict the long-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and /or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table. Of the portfolio's total investments, 12.7% are not rated by either of these NRSROs.

2 Percentages are based on total investments, which may differ from total net assets.

Portfolio of Investments

August 31, 2004

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--98.6%
		California--96.1%
$1,500,000		ABAG Finance Authority for Non-Profit Corporations, Multifamily Housing Revenue Bonds (Series 1999A), 5.80% (Civic Center Drive Apartments Project)/(FSA INS), 9/1/2020	AAA/Aaa		$1,584,450
500,000		ABAG Finance Authority for Non-Profit Corporations, Revenue Bonds, 6.125% (Southern California Presbyterian Homes)/ (Original Issue Yield: 6.25%), 11/15/2032	BBB/NR		508,670
500,000		Anaheim, CA Public Financing Authority, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public Improvements Project)/ (FSA INS), 9/1/2016	AAA/Aaa		602,210
500,000		Bell Community Redevelopment Agency, CA, Refunding Tax Allocation Revenue Bonds, 5.50% (Radian Asset Assurance INS), 10/1/2023	AA/NR		532,320
605,000		Blythe, CA Financing Authority, Sewer Revenue Bonds (Series 1998), 5.75%, 4/1/2028	NR		610,850
750,000		Blythe, CA Redevelopment Agency, Tax Allocation Bonds (Series 2000A), 6.20% (Blythe, CA Redevelopment Project No. 1), 5/1/2031	BBB/NR		803,835
500,000		California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	NR/Baa3		552,405
1,000,000		California Educational Facilities Authority, Revenue Bonds (Series 2002A), 5.50% (Pepperdine University), 8/1/2032	NR/A1		1,038,220
600,000		California Educational Facilities Authority, Revenue Bonds, 6.70% (Southwestern University)/(U.S. Treasury PRF 11/1/2004 @ 102)/(Original Issue Yield: 6.838%), 11/1/2024	NR/A3		617,478
365,000		California Educational Facilities Authority, Student Loan Revenue Bonds (Series 1998), 5.55% (AMBAC INS), 4/1/2028	AAA/NR		379,297
425,000		California Educational Facilities Authority, Student Loan Revenue Bonds (Series A), 5.40% (Cal Loan Program)/(MBIA Insurance Corp. INS), 3/1/2021	NR/Aaa		447,338
710,000		California HFA, Home Mortgage Revenue Bonds (Series 1996Q), 5.85% (MBIA Insurance Corp. INS), 8/1/2016	AAA/Aaa		749,206
425,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), 7/1/2014, Maturity 7/1/2026	BBB+/Baa1		432,926
1,000,000		California Health Facilities Financing Authority, Insured Health Facilities Refunding Revenue Bonds (Series 1997), 5.50% (Valley Care Hospital Corp.)/(California Mortgage Insurance INS)/(Original Issue Yield: 5.737%), 5/1/2020	A/NR		1,044,750
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028	A-/NR		1,013,550
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1999A), 6.125% (Cedars-Sinai Medical Center), 12/1/2030	NR/A3		$1,606,080
700,000		California Health Facilities Financing Authority, Revenue Refunding Bonds (1996 Series A), 6.00% (Catholic Healthcare West)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 6.15%), 7/1/2017	AAA/Aaa		760,781
500,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2000A), 5.75% (Scripps Research Institute)/(Original Issue Yield: 5.85%), 7/1/2030	NR/Aa3		524,070
1,000,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2001B), 5.50% (Kaiser Permanente), 8/1/2031	A/A2		1,024,010
1,000,000		California PCFA, Refunding Revenue Bonds (1996 Series A), 5.35% (Pacific Gas & Electric Co.)/(MBIA Insurance Corp. INS), 12/1/2016	AAA/Aaa		1,083,920
900,000		California PCFA, Sewer & Solid Waste Disposal Revenue Bonds, 5.75% (Anheuser-Busch Cos. Inc.)/(Original Issue Yield: 5.818%), 12/1/2030	A+/A1		928,863
750,000	[2,3]	California PCFA, Solid Waste Disposal Revenue Bonds, 5.125% TOBs (Waste Management, Inc.), 5/1/2014, Maturity 7/1/2031	BBB/NR		778,493
700,000		California PCFA, Solid Waste Disposal Revenue Bonds, 6.875% (Browning-Ferris Industries, Inc.)/(Original Issue Yield: 6.95%), 11/1/2027	BB-/B2		703,500
1,000,000		California PCFA, Solid Waste Refunding Revenue Bonds (Series 1999A), 5.125% (West County Resource Recovery, Inc.)/(Comerica Bank - California LOC)/(Original Issue Yield: 5.323%), 1/1/2014	AA-		1,013,880
135,000		California Rural Home Mortgage Finance Authority, SFM Revenue Bonds, (Series 1998 B-4), 6.35% (GNMA COL), 12/1/2029	AAA/NR		136,519
500,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Insured Series), 5.375% (AMBAC INS), 5/1/2018	AAA/Aaa		551,285
1,500,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.375% (Original Issue Yield: 5.48%), 5/1/2022	BBB+/A2		1,599,885
1,000,000		California State Public Works Board, Lease Revenue Bonds, 5.25% (California State Department of Corrections), 1/1/2013	A-/Baa1		1,097,070
870,000		California State, UT GO Bonds, 5.25% (Original Issue Yield: 5.375%), 12/1/2027	A/A3		897,205
1,000,000		California State, UT GO Bonds, 5.125% (Original Issue Yield: 5.40%), 6/1/2025	A/A3		1,026,300
20,000		California State, UT GO Bonds, 5.75% (Original Issue Yield: 6.25%), 3/1/2019	A/A3		20,555
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,000,000		California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	A/A3		$1,045,410
1,000,000		California State, Various Purpose UT GO Bonds, 5.25%, 11/1/2021	A/A3		1,069,330
400,000		California Statewide Communities Development Authority, Certificates of Participation, 5.25% (St. Joseph Health System Group, CA)/(Original Issue Yield: 5.47%), 7/1/2021	AA-/Aa3		418,460
1,000,000		California Statewide Communities Development Authority, Certificates of Participation, 5.50% (Sutter Health)/ (FSA INS)/(Original Issue Yield: 5.77%), 8/15/2018	AAA/Aaa		1,108,980
500,000	[2]	California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (Saint Mark's School), 6/1/2028	NR		509,730
400,000	[2]	California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75% (Prospect Sierra School)/(Original Issue Yield: 6.85%), 9/1/2032	NR		408,780
500,000	[2]	California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint School), 11/1/2031	NR		514,050
1,000,000		California Statewide Communities Development Authority, Revenue Bonds, 5.75% (Los Angeles Orthopedic Hospital Foundation)/(AMBAC INS), 6/1/2030	AAA/NR		1,078,720
500,000		Capistrano Unified School District, CA Community Facilities District No. 90-2, Special Tax Bonds (Series 2003), 5.875% (Talega Ranch), 9/1/2023	NR		515,855
450,000		Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.50% (FGIC INS), 7/1/2022	AAA/NR		501,116
455,000		Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.50% (FGIC INS), 7/1/2024	AAA/NR		500,486
250,000		Chula Vista, CA Community Facilities District No. 06-1, Special Tax Revenue Bonds (Series 2002A), 6.15% (Eastlake-Woods, Vistas & Land Swap), 9/1/2026	NR		260,030
1,000,000		Daly City, CA HDFA, Mobile Home Park Senior Revenue Bonds (Series 2002A0), 5.85% (Franciscan Acquisition Project)/ (Original Issue Yield: 5.95%), 12/15/2032	A-/NR		1,032,960
1,000,000		El Centro, CA Financing Authority, Insured Hospital Revenue Bonds (Series 2001), 5.25% (El Centro Regional Medical Center)/(California Mortgage Insurance LOC)/(Original Issue Yield: 5.32%), 3/1/2018	A/NR		1,051,930
755,000		El Monte, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 1998), 5.75% (El Monte, CA Community Redevelopment Agency), 6/1/2028, PRF 1/1/2002 @100	BBB-		766,166
700,000		Foothill/Eastern Transportation Corridor Agency, CA, (Series 1995A) Senior Lien Toll Road Revenue Bonds, 6.50% (U.S. Treasury PRF 1/1/2007 @100)/(Original Issue Yield: 6.78%), 1/1/2032	AAA/#Aaa		776,272
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds, 5.75% (Original Issue Yield: 5.774%), 1/15/2040	BBB-/Baa3		$1,006,190
2,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	BBB/Baa3		1,869,800
1,000,000		Inglewood, CA Public Financing Authority, Refunding Revenue Bonds (Series 1999A), 5.625% (AMBAC INS), 8/1/2016	AAA/Aaa		1,128,800
500,000		Inland Empire Solid Waste Financing Authority, CA, Revenue Bonds (Series B), 6.25% (Escrowed to maturity U.S. Treasury COL), 8/1/2011	AAA/Aaa		568,180
500,000		La Verne, CA, Revenue Certificates of Participation (Series 2003B), 6.625% (Brethren Hillcrest Homes)/(Original Issue Yield: 6.70%), 2/15/2025	BBB-/NR		509,030
1,000,000		Long Beach, CA Bond Financing Authority, Plaza Parking Facility Lease Revenue Bonds, 5.25% (Original Issue Yield: 5.54%), 11/1/2021	A+/NR		1,048,880
495,000		Los Angeles, CA Community Redevelopment Agency, Housing Revenue Refunding Bonds (Series A), 6.55% (AMBAC INS), 1/1/2027	AAA/Aaa		505,484
255,000		Los Angeles, CA Department of Water & Power, Revenue Refunding Bonds, 6.125% (Los Angeles, CA Department of Water & Power (Electric/Power System)), 2/15/2019	AA-/Aa3		263,211
745,000		Los Angeles, CA Department of Water & Power, Revenue Refunding Bonds, 6.125% (Los Angeles, CA Department of Water & Power (Electric/Power System))/(U.S. Treasury PRF 2/15/2005 @101), 2/15/2019	AA-/#Aaa		768,989
1,000,000		Oakland, CA Unified School District, UT GO (Series 2000F), 5.60% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.63%), 8/1/2019	AAA/Aaa		1,120,680
500,000		Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2000A), 6.25% (Ladera Ranch)/ (Original Issue Yield: 6.28%), 8/15/2030	NR		516,825
400,000		Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2002A), 6.00% (Ladera Ranch)/ (Original Issue Yield: 6.03%), 8/15/2032	NR		410,604
500,000		Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2004A), 5.625% (Ladera Ranch)/ (Original Issue Yield: 5.65%), 8/15/2034	NR		508,070
1,000,000		Oxnard, CA Union High School District, Refunding UT GO Bonds (Series 2001A), 6.20% (MBIA Insurance Corp. INS), 8/1/2030	AAA/Aaa		1,149,780
500,000		Perris, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2001A), 5.75% (Original Issue Yield: 5.85%), 10/1/2031	A-/NR		520,970
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$900,000		Port of Oakland, CA, Revenue Bonds (Series 1997G), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.83%), 11/1/2017	AAA/Aaa		$971,658
1,000,000		Port of Oakland, CA, Revenue Bonds (Series 2000K), 5.75% (FGIC INS)/(Original Issue Yield: 5.78%), 11/1/2020	AAA/Aaa		1,099,530
1,000,000		Rancho Mirage Joint Powers Financing Authority, CA, Revenue Bonds (Series 2004), 5.875% (Eisenhower Medical Center), 7/1/2026	NR/A3		1,053,730
2,000,000		Richmond, CA, Wastewater Revenue Bonds (Series 1999), 5.80% (FGIC INS), 8/1/2018	AAA/Aaa		2,265,760
1,395,000		Sacramento, CA Unified School District, UT GO Bonds (Series A), 6.00% (U.S. Treasury PRF 7/1/2009 @102), 7/1/2025	NR/Aa3		1,643,826
1,000,000		San Bernardino County, CA Housing Authority, Multifamily Mortgage Revenue Bonds (Series 2001A), 6.70% (Glen Aire Park)/(GNMA GTD), 12/20/2041	NR/Aaa		1,076,620
350,000		San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	NR		327,261
400,000		San Bernardino, CA Joint Powers Financing Authority, Tax Allocation Refunding Revenue Bonds, 6.625%, 4/1/2026	NR		413,956
1,000,000		San Diego County, CA, Certificates of Participation, 5.25% (University of San Diego)/(Original Issue Yield: 5.47%), 10/1/2021	NR/A2		1,050,900
300,000		San Dimas, CA Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028	NR		294,417
300,000		San Francisco, CA City & County Airport Commission, (Second Series) Revenue Bonds (Issue 12A), 5.90% (San Francisco International Airport)/(Original Issue Yield: 5.97%), 5/1/2026	A/A1		308,193
400,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 6, Special Tax Revenue Bonds, 6.625% (Mission Bay South), 8/1/2027	NR		420,040
1,000,000		San Jose, CA Unified School District, Certificates of Participation, 5.75% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.85%), 6/1/2020	AAA/Aaa		1,092,600
500,000		San Mateo, CA Redevelopment Agency, Merged Area Tax Allocation Bonds (Series 2001A), 5.50% (Original Issue Yield: 5.55%), 8/1/2022	A-/Baa1		529,720
1,000,000		Santa Clara County, CA Housing Authority, Multifamily Housing Revenue Bonds (Series 2001A), 5.85% (River Town Apartments Project), 8/1/2031	NR/A3		1,013,660
1,000,000		Semitropic Improvement and Water Storage Districts, CA, Revenue Bonds (Series 2004A), 5.25% (XL Capital Assurance Inc. INS), 12/1/2024	AAA/Aaa		1,066,480
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,500,000		Simi Valley, CA PFA, Lease Revenue Bonds (Series 1995), 5.75% (AMBAC INS), 9/1/2015	AAA/Aaa		$1,694,910
1,000,000		South Orange County, CA Public Financing Authority, 1999 Reassessment Revenue Bonds, 5.80% (FSA INS)/(Original Issue Yield: 5.85%), 9/2/2018	NR/Aaa		1,132,060
400,000		Stockton, CA Community Facilities District No. 2001-1, Special Tax Revenue Bonds, 6.375% (Spanos Park West)/(Original Issue Yield: 6.43%), 9/1/2032	NR		415,884
1,400,000		Stockton, CA, Certificates of Participation (Series 1999), 5.875% (Original Issue Yield: 5.90%), 8/1/2019	A/NR		1,519,420
400,000		Stockton, CA, Health Facility Revenue Bonds (Series 1997A), 5.70% (Dameron Hospital Association), 12/1/2014	BBB+/NR		420,708
1,000,000		Torrance, CA, Hospital Revenue Bonds (Series 2001 A), 5.50% (Torrance Memorial Medical Center)/(Original Issue Yield: 5.65%), 6/1/2031	A+/A1		1,031,390
1,000,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2002), 5.375% (AMBAC INS), 11/1/2018	AAA/Aaa		1,113,500
1,000,000		Vallejo, CA Unified School District, UT GO Bonds, 5.90% (MBIA Insurance Corp. INS), 2/1/2021	AAA/Aaa		1,199,220
1,000,000		Vista, CA Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista Redevelopment Project Area)/(Original Issue Yield: 5.85%), 9/1/2030	BBB+/NR		1,035,320
965,000		Walnut, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2002), 5.375% (Walnut Improvement Project)/ (AMBAC INS), 9/1/2019	AAA/Aaa		1,049,853
500,000		Watsonville, CA, Insured Hospital Revenue Refunding Bonds (Series 1996A), 6.20% (Watsonville Community Hospital)/(Escrowed to maturity U.S. Treasury COL)/(Original Issue Yield: 6.225%), 7/1/2012	NR		583,265
1,000,000		Whittier, CA, Health Facilities Revenue Bonds, 5.75% (Presbyterian Intercommunity Hospital)/(Original Issue Yield: 5.80%), 6/1/2031	A/NR		1,036,530
		TOTAL			74,984,100
		Puerto Rico--2.5%
1,000,000	[2,3]	Puerto Rico Electric Power Authority, Drivers (Series 266), 9.415% (FSA INS), 7/1/2015	AAA/NR		1,339,280
595,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	NR/Baa3		637,370
		TOTAL			1,976,650
		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $72,510,744)			76,960,750
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--0.4%
		California--0.3%
$200,000		Metropolitan Water District of Southern California, (Series 2001 B-1) Weekly VRDNs (Dexia Credit Local LIQ)	A-1+/VMIG1		$200,000
		Puerto Rico--0.1%
100,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ)	AAA/Aaa		100,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			300,000
		TOTAL INVESTMENTS--99.0% (IDENTIFIED COST $72,810,744) [4]			$77,260,750
		OTHER ASSETS AND LIABILITIES - NET--1.0%			781,135
		TOTAL NET ASSETS--100%			78,041,885

Securities that are subject to the federal alternative minimum tax (AMT) represent 15.1% of the Fund's portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, these securities amounted to $3,550,333 which represents 4.5% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At August 31, 2004, these securities amounted to $2,117,773 which represents 2.7% of total net assets.

4 The cost of investments for federal tax purposes amounts to $72,807,187.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranty
HFA	--Housing Finance Authority
HDFA	--Housing Development Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PFA	--Public Facility Authority
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2004

Assets:
Total investments in securities, at value (identified cost $72,810,744)		$77,260,750
Cash		29,695
Income receivable		1,076,875
Receivable for investments sold		1,671,018
Receivable for shares sold		603,240
TOTAL ASSETS		80,641,578
Liabilities:
Payable for shares redeemed	$2,398,086
Income distribution payable	121,567
Payable for distribution services fee (Note 5)	27,951
Payable for shareholder services fee (Note 5)	16,849
Payable for daily variation margin	22,635
Accrued expenses	12,605
TOTAL LIABILITIES		2,599,693
Net assets for 7,130,548 shares outstanding		$78,041,885
Net Assets Consist of:
Paid-in capital		$77,209,349
Net unrealized appreciation of investments and futures contracts		4,458,669
Accumulated net realized loss on investments, futures contracts and swap contracts		(3,626,068)
Distributions in excess of net investment income		(65)
TOTAL NET ASSETS		$78,041,885
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($34,268,791 ÷ 3,131,102 shares outstanding), no par value, unlimited shares authorized		$10.94
Offering price per share (100/95.50 of $10.94) [1]		$11.46
Redemption proceeds per share		$10.94
Class B Shares:
Net asset value per share ($43,773,094 ÷ 3,999,446 shares outstanding), no par value, unlimited shares authorized		$10.94
Offering price per share		$10.94
Redemption proceeds per share (94.50/100 of $10.94) [1]		$10.34

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2004

Investment Income:
Interest			$4,506,651
Expenses:
Investment adviser fee (Note 5)		$339,084
Administrative personnel and services fee (Note 5)		184,167
Custodian fees		5,127
Transfer and dividend disbursing agent fees and expenses (Note 5)		49,968
Directors'/Trustees' fees		2,341
Auditing fees		16,097
Legal fees		6,043
Portfolio accounting fees (Note 5)		65,603
Distribution services fee--Class A Shares (Note 5)		91,999
Distribution services fee--Class B Shares (Note 5)		359,786
Shareholder services fee--Class A Shares (Note 5)		91,999
Shareholder services fee--Class B Shares (Note 5)		119,928
Share registration costs		25,794
Printing and postage		20,090
Insurance premiums		7,766
Miscellaneous		1,670
TOTAL EXPENSES		1,387,462
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(339,084)
Waiver of administrative personnel and services fee	(28,465)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,278)
Waiver of distribution services fee--Class A Shares	(91,999)
Reimbursement of other operating expenses	(137,843)
TOTAL WAIVERS AND REIMBURSEMENT		(599,669)
Net expenses			787,793
Net investment income			3,718,858
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments			226,768
Net realized loss on futures contracts			(187,111)
Net realized loss on swap contracts			(78,137)
Net change in unrealized appreciation of investments			1,900,235
Net realized and unrealized gain on investments, futures contracts and swap contracts			1,861,755
Change in net assets resulting from operations			$5,580,613

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,718,858	$3,884,686
Net realized loss on investments, futures contracts and swap contracts	(38,480)	(359,282)
Net change in unrealized appreciation/depreciation of investments and futures contracts	1,900,235	(2,045,845)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,580,613	1,479,559
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,770,023)	(1,814,379)
Class B Shares	(1,947,806)	(2,068,626)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,717,829)	(3,883,005)
Share Transactions:
Proceeds from sale of shares	9,037,022	33,733,681
Net asset value of shares issued to shareholders in payment of distributions declared	2,186,350	1,856,331
Cost of shares redeemed	(22,572,306)	(34,893,556)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,348,934)	696,456
Change in net assets	(9,486,150)	(1,706,990)
Net Assets:
Beginning of period	87,528,035	89,235,025
End of period (including distributions in excess of net investment income of $(65) and $(113), respectively)	$78,041,885	$87,528,035

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2004

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated California Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of California and California municipalities.

The Fund offers two classes of shares: Class A Shares and Class B Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution fees. Dividends are declared separately for each class. No class has preferential dividends rights; differences in per share dividend rates are generally due to difference in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the year ended August 31, 2004, the Fund had realized losses on swap contracts of $78,137.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At August 31, 2004, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended August 31, 2004, the Fund had realized losses on futures contracts of $187,111.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At August 31, 2004, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2004	55 U.S. Treasury Note 10-Year Futures	Short	$8,663

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, including securities purchased under Rule 144A that have not been deemed liquid by the Trustees, for each security held at August 31, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (Saint Mark's School), 6/1/2028	7/03/2001	$ 500,000
California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75% (Prospect Sierra School)/(Original Issue Yield: 6.85%), 9/1/2032	5/10/2002	$ 394,864
California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint School), 11/1/2031	3/23/2001	$ 500,000
Puerto Rico Electric Power Authority, Drivers (Series 266), 9.42% (Financial Security Assurance Inc. INS), 7/1/2015	6/27/2002	$1,237,060

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended August 31	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	667,738	$7,306,120	1,897,210	$20,793,050
Shares issued to shareholders in payment of distributions declared	90,213	984,973	72,904	800,301
Shares redeemed	(1,046,644)	(11,414,259)	(2,174,124)	(23,956,861)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(288,693)	$(3,123,166)	(204,010)	$(2,363,510)

Year Ended August 31	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	158,215	$1,730,902	1,172,170	$12,940,631
Shares issued to shareholders in payment of distributions declared	109,957	1,201,377	96,359	1,056,030
Shares redeemed	(1,025,938)	(11,158,047)	(997,658)	(10,936,695)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(757,766)	$(8,225,768)	270,871	$3,059,966
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,046,459)	$(11,348,934)	66,861	$696,456

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are due in part to differing treatments for expiration of capital loss carryforward and discount accretion/premium amortization of debt securities. For the year ended August 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(218,328)	$(981)	$219,309

Net investment income, net realized gain (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2004, and 2003, was as follows:

	2004	2003
Tax-Exempt Income	$3,717,829	$3,883,005

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$121,502
Unrealized appreciation	$4,453,563
Capital loss carryforward	$3,620,962

At August 31, 2004, the cost of investments for federal tax purposes was $72,807,187. The net unrealized appreciation of investments for federal tax purposes was $4,453,563. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,585,251 and net unrealized depreciation from investments for those securities having an excess of cost over value of $131,688.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization of debt securities.

At August 31, 2004, the Fund had a capital loss carryforward of $3,620,962 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$1,047,161
2009	$1,337,342
2010	$ 166,229
2011	$ 562,757
2012	$ 507,473

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended August 31, 2004 the fees paid to FAS and FServ were $129,869 and $25,833, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended August 31, 2004, FSC retained $4,184 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $43,613, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $22,904, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended August 31, 2004 the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $16,100,000 and $16,400,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended August 31, 2004, were as follows:

Purchases	$10,579,095
Sales	$20,790,892

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2004, 40.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.2% of total investments.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

At August 31, 2004, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST AND SHAREHOLDERS OF FEDERATED CALIFORNIA MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated California Municipal Income Fund (the "Fund") as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
October 20, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises seven portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: August 1990	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: August 1990	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc; and Director and Chief Executive Officer, Federated Securities Corp.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since April 1997. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: November 1998	J. Scott Albrecht has been the Fund's Portfolio Manager since March 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated California Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313923104
Cusip 313923203

28991 (10/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Michigan Intermediate Municipal Trust

A Portfolio of Federated Municipal Securities Income Trust

ANNUAL SHAREHOLDER REPORT

August 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.17	$11.22	$11.06		$10.64	$10.62
Income From Investment Operations:
Net investment income	0.43	0.45	0.50	[1]	0.53	0.53
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.19	(0.05)	0.16	[1]	0.42	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.62	0.40	0.66		0.95	0.55
Less Distributions:
Distributions from net investment income	(0.43)	(0.45)	(0.50)		(0.53)	(0.53)
Net Asset Value, End of Period	$11.36	$11.17	$11.22		$11.06	$10.64
Total Return [2]	5.60%	3.58%	6.15%		9.12%	5.39%

Ratios to Average Net Assets:
Expenses	0.50%	0.50%	0.50%		0.50%	0.50%
Net investment income	3.76%	3.96%	4.53	% [1]	4.86%	5.07%
Expense waiver [3]	0.36%	0.36%	0.39%		0.42%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$164,213	$147,959	$134,718		$107,043	$89,177
Portfolio turnover	20%	15%	19%		13%	40%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/04	Ending Account Value 8/31/04	Expenses Paid During Period [1]
Actual	$1,000	$ 995.20	$2.51
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.62	$2.54

1 Expenses are equal to the Federated Michigan Intermediate Municipal Trust annualized expense ratio of 0.50% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return based on net asset value for the 12-month reporting period was 5.60%, consisting of 3.90% of tax-exempt dividends, and 1.70% appreciation in the net asset value of the shares. 1 The total return of the Lehman Brothers 7-Year General Obligation Municipal Bond Index, the fund's benchmark index (LB7GO), was 6.31% during the 12-month reporting period. 2

The fund's investment strategy focused on: (a) the selection of higher-rated, investment-grade quality securities; 3 (b) the selection of bonds with maturities between 4 to 12 years, which typically yield more than short-term bonds on an upward sloping yield curve (the "yield curve" shows the relative yield of similar securities with different maturities); and (c) the allocation of the portfolio to bonds with premium coupons (interest payments that are higher than current yields available in the market) and among securities with similar issuers (referred to as "sectors"). The fund's strategy also focused on the effective duration of the fund's portfolio (which indicates the portfolio sensitivity to changes in interest rates). In addition, the fund's total return reflected actual cash flows, transaction cost and other expenses, which were not reflected in the total return of the LB7GO.

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

Income may be subject to the federal alternative minimum tax.

2 The LB7GO is an unmanaged index of municipal bonds, issued after January 1, 1991, with a minimum credit rating of at least Baa, which have been issued as part of a transaction of at least $50 million, have a maturity value of at least $5 million and a maturity range of six to eight years. The LB7GO also includes zero coupon bonds and bonds subject to the federal alternative minimum tax. The LB7GO is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. Indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

CREDIT QUALITY

Credit spreads, or the yield difference between the "AAA"-rated municipal bonds and bonds of lower credit quality and similar maturity, tightened during the reporting period (meaning that the yield on lower-rated, investment-grade debt improved to a greater extent, or declined to a lesser extent, than for higher-rated, investment-grade debt). Municipal Market Data (MMD) reported that, during the reporting period, spreads between "BBB"-rated general obligation bonds and "AAA"-rated general obligation bonds tightened by 16 basis points to 28 basis points. Despite a downgrade in the state of Michigan's credit rating during the reporting period, MMD reported that spreads on Michigan general obligation bonds tightened by 2 basis points to 4 basis points, which appears to have occurred primarily because of a 14% decline in the supply of new Michigan bond issuances for the reporting period when compared to the prior 12-month reporting period. The fund's concentration in higher-rated, investment-grade bonds with maturities from 4 to 12 years benefited the fund's performance because these securities performed well as interest rates fell during the reporting period.

YIELD CURVE AND MATURITY

During the reporting period, the municipal bond market was characterized by a generally falling and flattening, although still upward sloping, yield curve. MMD reported that, during the reporting period, rates on "AAA"-rated general obligation bonds with maturities of 4 years or less rose by 2 basis points to 43 basis points, while similar bonds with maturities of 5 years and longer saw yields fall by up to 50 basis points. The overall effect, when coupled with tightening credit spreads, was that longer-maturity (five or more years), lower-rated bonds tended to outperform shorter-maturity (less than five years), higher-rated bonds. The fund's performance, therefore, benefited from its concentration in municipal bonds with maturities of 4 to 12 years.

COUPON AND SECURITY SELECTION

During the reporting period, the fund also concentrated its portfolio purchases and holdings on premium coupon municipal bonds (municipal bonds with coupons or interest payments that were higher than then-current yields available in the market). The higher coupons on the fund's premium coupon municipal bond holdings made the fund less sensitive to interest rate changes, and helped the fund's performance as interest rates declined over a significant portion of the reporting period. The fund's performance also was benefited by its holdings in the hospital, housing and industrial development bond sectors, all of which benefited from the tightening of credit spreads. The fund's performance also benefited, although to a lesser extent, by the performance of its holdings in the insured bond, water and sewer revenue bond, and general obligation bond sectors. During the reporting period, several of the fund's portfolio holdings were prerefunded, which also contributed to the fund's performance.

DURATION 4

The fund's dollar-weighted average duration at the end of the reporting period was 4.02 years. Duration management is a significant component of the fund's investment strategy. As interest rates were expected to rise during the reporting period, the fund hedged the portfolio (adjusted the duration shorter) using forward settling municipal interest rate swaps and Treasury futures contracts. The fund's use of these instruments, however, hurt the fund's performance relative to the LB7GO because these instruments did not perform as well given that longer-term and intermediate-term municipal interest rates declined over the reporting period.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Michigan Intermediate Municipal Trust (the "Fund") from August 31, 1994 to August 31, 2004, compared to the Lehman Brothers 7-Year General Obligations Municipal Bond Index (LB7GO) and the Lehman Brothers Municipal Bond Index (LBMB). 2

Average Annual Total Return [3] for the Period Ended 8/31/2004
1 Year	2.40%
5 Years	5.31%
10 Years	5.22%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700). The Fund's performance assumes the reinvestment of all dividends and distributions. The LB7GO and the LBMB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LB7GO and the LBMB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Tables

At August 31, 2004, the fund's credit quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	50.1%	Aaa	51.2%
AA	41.9%	Aa	37.1%
A	4.2%	A	4.7%
BBB	1.7%	Baa	2.0%
BB	0.0%	Ba	0.0%
B	0.0%	B	0.0%
Not rated by S&P	2.1%	Not rated by Moody's	5.0%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table. Of the portfolio's total investments, 0.0% is not rated by either of these NRSROs.

2 Percentages are based on total investments, which may differ from total net assets.

Portfolio of Investments

August 31, 2004

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--98.4%
	Michigan--98.4%
$500,000	Anchor Bay, MI, School District, Refunding UT GO Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2014	AA+/Aa1		$567,785
1,000,000	Anchor Bay, MI, School District, Refunding UT GO Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2017	AA+/Aa1		1,126,250
500,000	Anchor Bay, MI, School District, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2012	AA+/Aa1		555,890
1,070,000	Anchor Bay, MI, School District, UT GO Bonds (Series 1999I), 5.75% (U.S. Treasury PRF 5/1/2009 @ 100)/(Original Issue Yield: 5.80%), 5/1/2014	AAA/Aaa		1,214,407
500,000	Ann Arbor, MI, Public School District, Refunding UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2011	AA+/Aa1		554,735
500,000	Ann Arbor, MI, Water Supply System, Refunding Revenue Bonds (Series Y), 5.00% (MBIA Insurance Corp. INS), 2/1/2010	AAA/Aaa		553,195
600,000	Avondale, MI, School District, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2009	AA+/Aa1		659,970
500,000	Avondale, MI, School District, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2010	AA+/Aa1		553,520
1,090,000	Boyne City, MI, Public School District, UT GO Bonds, 5.60% (FGIC INS)/(Original Issue Yield: 5.70%), 5/1/2014	AAA/Aaa		1,217,792
1,215,000	Bridgeport Spaulding, MI, Community School District, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2015	AA+/Aa1		1,372,743
1,125,000	Brighton Township, MI, LT GO Sanitary Sewer Drainage District, 5.25% (FSA INS)/(Original Issue Yield: 5.68%), 10/1/2020	AAA/Aaa		1,208,160
2,050,000	Caledonia, MI, Community Schools, UT GO Bonds, 5.40% (Q-SBLF GTD)/(Original Issue Yield: 5.48%), 5/1/2018	AA+/Aa1		2,260,166
1,775,000	Charles Stewart Mott Community College, MI, Building & Improvement UT GO Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.63%), 5/1/2018	AAA/Aaa		1,971,847
1,070,000	Charlevoix, MI, Public School District, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2014	AA+/Aa1		1,192,611
1,245,000	Charlevoix, MI, Public School District, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2016	AA+/Aa1		1,372,202
1,690,000	Chippewa Valley, MI, Schools, Refunding UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2009	AA+/Aa1		1,858,915
1,775,000	Chippewa Valley, MI, Schools, School Building & Site Refunding Bonds, 5.50% (Q-SBLF GTD), 5/1/2015	AA+/Aa1		2,005,448
1,000,000	Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.), 5/1/2018	BBB/Baa2		1,042,150
1,070,000	Detroit, MI, Building Authority, Parking & Arena System Revenue Bonds (Series 1998A), 5.25% (MBIA Insurance Corp. INS), 7/1/2008	AAA/Aaa		1,179,568
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$2,665,000	Detroit, MI, City School District, UT GO Bonds (Series 2001A), 5.50% (Q-SBLF GTD), 5/1/2009	AA+/Aa1		$2,989,384
1,000,000	Detroit, MI, Sewage Disposal System, Senior Lien Refunding Revenue Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2009	AAA/Aaa		1,100,910
1,000,000	Detroit, MI, Convention Facility Special Tax Refunding Revenue Bonds (Series 2003), 5.00% (Cobo Hall Project)/(MBIA Insurance Corp. INS), 9/30/2009	AAA/Aaa		1,099,860
1,335,000	Detroit, MI, Refunding UT GO Bonds, 5.75% (FSA INS), 4/1/2010	AAA/Aaa		1,502,676
1,000,000	Detroit, MI, UT GO Bonds (Series 1999A), 5.00% (FSA INS)/ (Original Issue Yield: 5.16%), 4/1/2019	AAA/Aaa		1,059,600
1,000,000	Detroit, MI, UT GO Bonds (Series 2001A-1), 5.375% (MBIA Insurance Corp. INS), 4/1/2017	AAA/Aaa		1,112,130
1,000,000	Detroit/Wayne County, MI, Stadium Authority, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.55%), 2/1/2011	AAA/Aaa		1,090,380
1,000,000	Dickinson County, MI, EDC, Refunding Environmental Improvement Revenue Bonds (Series 2002A), 5.75% (International Paper Co.), 6/1/2016	BBB/Baa2		1,072,830
1,925,000	East Grand Rapids, MI, Public School District, Refunding UT GO Bonds (Series 2001), 5.50% (Q-SBLF GTD), 5/1/2019	AA+/Aa1		2,150,841
1,000,000	Ecorse, MI, Public School District, UT GO Bonds, 5.50% (Q-SBLF GTD)/(FGIC INS)/(Original Issue Yield: 5.59%), 5/1/2017	AAA/Aaa		1,098,850
2,160,000	Ferndale, MI, School District, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2016	AA+/Aa1		2,380,687
1,120,000	Ferndale, MI, Refunding UT GO Bonds, 4.50% (FGIC INS), 4/1/2008	AAA/Aaa		1,200,472
1,000,000	Forest Hills, MI, Public School, Refunding UT GO Bonds, 5.00%, 5/1/2012	AA/Aa2		1,113,210
2,000,000	Forest Hills, MI, Public School, UT GO Bonds, 5.25% (Original Issue Yield: 5.50%), 5/1/2019	NR/Aa2		2,180,320
1,075,000	Gibraltar, MI, School District, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD)(FGIC INS), 5/1/2012	AAA/Aaa		1,196,701
1,600,000	Grand Blanc, MI, Community Schools, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD)(FSA INS), 5/1/2009	AAA/Aaa		1,761,392
1,000,000	Harper Creek, MI, Community School District, UT GO Bonds, 5.125% (Q-SBLF GTD)/(Original Issue Yield: 5.21%), 5/1/2021	AA+/Aa1		1,064,190
1,000,000	Hartland, MI, Consolidated School District, Refunding UT GO Bonds, 5.375% (Q-SBLF GTD), 5/1/2016	AA+/Aa1		1,108,070
1,650,000	Hartland, MI, Consolidated School District, UT GO Bonds, 5.75% (Q-SBLF GTD), 5/1/2010	AA+/Aa1		1,890,784
1,315,000	Hazel Park, MI, School District, UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2013	AA+/Aa1		1,446,382
1,660,000	Hemlock, MI, Public School District, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2018	AA+/Aa1		1,862,703
1,375,000	Howell, MI, Public Schools, Refunding UT GO Bonds (Series 2001), 5.25% (Q-SBLF GTD), 5/1/2014	AA+/Aa1		1,532,382
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$2,000,000	Howell, MI, Public Schools, UT GO Bonds, 5.875% (U.S. Treasury PRF 5/1/2009 @ 100)/(Original Issue Yield: 5.95%), 5/1/2022	AAA/Aaa		$2,280,820
2,000,000	Jackson County, MI, Public Schools, UT GO Bonds, 5.60% (Q-SBLF GTD)/(FGIC INS)/(Original Issue Yield: 5.70%), 5/1/2019	AAA/Aaa		2,232,040
1,350,000	Kalamazoo, MI, City School District, Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2013	AAA/Aaa		1,480,099
1,000,000	Kent Hospital Finance Authority, MI, Revenue Bonds, 5.50% (Spectrum Health), 1/15/2015	AA/Aa3		1,091,560
1,925,000	Lake Fenton, MI, Community Schools, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2017	AA+/Aa1		2,168,031
1,700,000	Lake Superior State University, MI, General Revenue Bonds, 5.50% (AMBAC INS), 11/15/2021	AAA/Aaa		1,886,898
1,500,000	Lakeshore, MI, Public Schools, UT GO Bonds, 5.70% (U.S. Treasury PRF 5/1/2005 @ 101)/(Original Issue Yield: 5.92%), 5/1/2022	AAA/Aaa		1,557,390
1,000,000	Lanse Creuse, MI, Public Schools, UT GO Bonds (Series 2000), 5.40% (Q-SBLF GTD)/(FGIC INS)/(Original Issue Yield: 5.50%), 5/1/2016	AAA/Aaa		1,104,040
500,000	Lansing, MI, Sewer Disposal System, Refunding Revenue Bonds, 5.00% (FGIC INS), 5/1/2011	AAA/Aaa		555,370
1,000,000	Madison, MI, District Public Schools, Refunding UT GO Bonds, 5.50% (Q-SBLF GTD)/(FGIC INS), 5/1/2015	AAA/Aaa		1,105,270
1,000,000	Marquette, MI, Hospital Finance Authority, Hospital Revenue Refunding Bonds (1996 Series D), 5.30% (Marquette General Hospital, MI,)/(FSA INS), 4/1/2005	AAA/Aaa		1,022,450
2,000,000	Mattawan, MI, Consolidated School District, UT GO Bonds, 5.65% (Q-SBLF GTD)/(FSA INS)/(Original Issue Yield: 5.67%), 5/1/2018	AAA/Aaa		2,238,040
1,350,000	Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, (Series XVII-A), 5.65% (AMBAC INS), 6/1/2010	AAA/Aaa		1,416,784
1,500,000	Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.25% (Clean Water Revolving Fund), 10/1/2008	AAA/Aaa		1,662,525
1,000,000	Michigan Municipal Bond Authority, Revenue Bonds (Series 2003C), 5.00% (Local Government Loan Program), 5/1/2008	AA+/Aa1		1,089,900
1,200,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund), 10/1/2009	AAA/Aaa		1,342,296
1,000,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.75% (Clean Water Revolving Fund), 10/1/2015	AAA/Aaa		1,153,440
1,455,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Drinking Water Revolving Fund), 10/1/2007	AAA/Aaa		1,592,265
2,190,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.625% (Drinking Water Revolving Fund), 10/1/2013	AAA/Aaa		2,513,113
2,500,000	Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.25% (MBIA Insurance Corp. INS), 1/1/2010	AAA/Aaa		2,791,550
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,000,000	Michigan State Building Authority, Facilities Program Refunding Revenue Bonds (Series 2001I), 5.50%, 10/15/2019	AA/Aa2		$1,121,860
1,000,000	Michigan State Building Authority, Revenue Bonds, 5.00% (State Police Communication System)/(MBIA Insurance Corp. INS), 10/1/2008	AAA/Aaa		1,097,060
1,000,000	Michigan State Building Authority, State Police Communications Revenue Bonds, 5.50% (Escrowed to maturity U.S. Treasury COL), 10/1/2008	AA/Aa3		1,118,840
2,270,000	Michigan State Building Authority, State Police Communications Revenue Bonds, 5.50% (Escrowed to maturity U.S. Treasury COL), 10/1/2008	AA/Aa3		2,539,767
1,000,000	Michigan State Comprehensive Transportation Board, Revenue Bonds (Series 2002B), 5.00% (FSA INS), 5/15/2008	AAA/Aaa		1,091,440
1,500,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.50% (Henry Ford Health System, MI), 3/1/2013	A-/A1		1,648,530
1,000,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.75% (Sparrow Obligated Group, MI), 11/15/2016	A/A1		1,088,860
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.90% (St. John Hospital, MI)/(AMBAC INS)/(Original Issue Yield: 5.05%), 5/15/2013	AAA /Aaa		1,083,890
1,300,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI), 3/1/2016	A+/A2		1,400,321
1,175,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 6.00% (Trinity Healthcare Credit Group)/ (Original Issue Yield: 6.14%), 12/1/2020	AA-/Aa3		1,299,856
1,000,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	NR/A1		1,045,160
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1993P), 5.375% (Sisters of Mercy Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 8/15/2014	AAA/Aaa		2,254,440
1,325,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1997W), 5.00% (Mercy Health Services)/ (Escrowed to maturity U.S. Treasury COL)/(Original Issue Yield: 5.26%), 8/15/2011	NR/Aa2		1,443,468
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011	AAA/Aaa		2,263,140
1,500,000	Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2010	A/A2		1,615,740
565,000	Michigan State Housing Development Authority, LO Multifamily Housing Revenue Refunding Bonds (Series 2000A), 6.30% (Oakbrook Villa Townhomes)/(GNMA GTD), 7/20/2019	NR/Aaa		610,737
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,000,000	Michigan State Housing Development Authority, Revenue Bonds (Series E), 5.55%, 12/1/2007	AA+/NR		$1,032,660
1,000,000	Michigan State Housing Development Authority, SFM Revenue Bonds (Series 2001A), 5.30% (MBIA Insurance Corp. INS), 12/1/2016	AAA/Aaa		1,057,760
250,000	Michigan State Strategic Fund, LT Obligation Revenue Refunding Bonds (Series A), 7.10% (Ford Motor Co.)/(Original Issue Yield: 7.127%), 2/1/2006	BBB-/Baa1		265,765
820,000	Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.00% (NSF International), 8/1/2013	A-/NR		883,517
175,000	Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village, Inc.)/(Original Issue Yield: 5.422%), 7/1/2018	BBB+/NR		177,968
325,000	Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village, Inc.)/(U.S. Treasury PRF 7/1/2008 @ 101)/(Original Issue Yield: 5.422%), 7/1/2018	BBB+/NR		361,959
950,000	Michigan State Trunk Line, Refunding Revenue Bonds (Series 1998A), 5.25%, 11/1/2012	AA/Aa3		1,076,607
1,000,000	Michigan State Trunk Line, Refunding Revenue Bonds, 5.25% (FSA INS), 11/1/2012	AAA/Aaa		1,133,270
1,000,000	Michigan State Trunk Line, Refunding Revenue Bonds, 5.25% (FSA INS), 11/1/2013	AAA/Aaa		1,134,320
1,000,000	Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50% (FSA INS), 11/1/2018	AAA/Aaa		1,146,760
1,000,000	Michigan State, Refunding UT GO Bonds, 5.00%, 12/1/2008	AA+/Aa1		1,101,060
3,000,000	Michigan State, Refunding UT GO Bonds, 5.00%, 12/1/2007	AA+/Aa1		3,269,370
1,250,000	Milan, MI, Area Schools, UT GO Bonds (Series 2000A), 5.75% (U.S. Treasury PRF 5/1/2010 @ 100)/(Original Issue Yield: 5.86%), 5/1/2020	AAA/Aaa		1,435,925
4,250,000	Monroe County, MI, PCA, PCR Revenue Bonds (Series A), 6.35% (Detroit Edison Co.)/(AMBAC INS), 12/1/2004	AAA/Aaa		4,301,170
1,200,000	Newaygo, MI, Public Schools, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2014	AA+/Aa1		1,348,236
1,765,000	Oakland County, MI, EDC, LO Revenue Bonds (Series 1997), 5.50% (Lutheran Social Services of Michigan)/(U.S. Treasury PRF 6/1/2007 @ 102), 6/1/2014	NR/Aa3		1,961,586
1,130,000	Oakland University, MI, Revenue Bonds, 5.75% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.835%), 5/15/2015	AAA/Aaa		1,183,765
1,250,000	Orchard View, MI, Schools, School Building & Site Bonds (Series 2003), 5.00% (Q-SBLF GTD), 5/1/2010	AA+/Aa1		1,383,800
1,000,000	Paw, MI, Public School District, School Building & Site UT GO Bonds, 5.50% (Q-SBLF GTD)/(Original Issue Yield: 5.60%), 5/1/2020	AA+/Aa1		1,135,760
1,625,000	River Rouge, MI, School District, Refunding UT GO Bonds, 5.00% (Q-SBLF GTD)/(FGIC INS), 5/1/2009	AAA/Aaa		1,788,914
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,155,000	Romeo, MI, Community School District, Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD)/(Original Issue Yield: 5.12%), 5/1/2012	AA+/Aa1		$1,263,166
1,170,000	Romulus, MI, Community Schools, UT GO Bonds, 6.00% (Q-SBLF GTD) (U.S. Treasury PRF 5/1/2009 @ 100), 5/1/2011	AAA/Aaa		1,340,668
1,000,000	Saginaw, MI, Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004G), 5.00% (Covenant Medical Center, Inc.), 7/1/2017	A/NR		1,038,510
1,500,000	Saginaw, MI, Hospital Finance Authority, Refunding Revenue Bonds (Series 1999E), 5.625% (Covenant Medical Center, Inc.)/(MBIA Insurance Corp. INS), 7/1/2013	AAA/Aaa		1,680,570
2,000,000	Saline, MI, Area Schools, UT GO Bonds (Series 2000A), 5.75% (U.S. Treasury PRF 5/1/2010 @ 100), 5/1/2018	AA+/Aa1		2,297,480
1,000,000	Sault Ste Marie, MI, Area Public Schools, UT GO Bonds, 5.375% (Q-SBLF GTD)/(FGIC INS)/(Original Issue Yield: 5.65%), 5/1/2019	AAA/Aaa		1,089,430
675,000	South Lyon, MI, Community School District, UT GO Bonds, (Series A), 5.75% (Q-SBLF GTD)/(Original Issue Yield: 5.85%), 5/1/2019	AA+/Aa1		759,247
1,675,000	Southfield, MI, Public Schools, UT GO School Building and Site Bonds (Series B), 5.00% (Q-SBLF GTD)(FSA INS), 5/1/2012	AAA/Aaa		1,864,627
1,000,000	Utica, MI, Community Schools, UT GO School Building & Site Refunding Bonds, 5.50% (Q-SBLF GTD), 5/1/2016	AA+/Aa1		1,126,250
500,000	Walled Lake, MI, Consolidated School District, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD)(MBIA Insurance Corp. INS), 5/1/2012	AAA/Aaa		556,605
1,000,000	Waverly, MI, Community Schools, School Building and Site UT GO Bonds (Series 2000), 5.75% (FGIC INS), 5/1/2015	AAA/Aaa		1,129,770
1,000,000	Wayne County, MI, Building Authority, LT GO Capital Improvement Bonds, 5.35% (MBIA Insurance Corp. INS)/ (Original Issue Yield: 5.40%), 6/1/2009	AAA/Aaa		1,077,350
1,775,000	West Bloomfield, MI, School District, Refunding UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 5/1/2015	AAA/Aaa		1,991,089
1,000,000	West Branch Rose City, MI, Area School District, UT GO Bonds, 5.50% (Q-SBLF GTD)/(FGIC INS)/(Original Issue Yield: 5.60%), 5/1/2017	AAA/Aaa		1,100,240
600,000	West Ottawa, MI, Public School District, UT GO Bonds (Series 2002A), 4.00% (Q-SBLF GTD), 5/1/2006	AA+/Aa1		622,362
800,000	West Ottawa, MI, Public School District, UT GO Bonds (Series 2002A), 4.00% (Q-SBLF GTD), 5/1/2007	AA+/Aa1		841,096
1,025,000	Whitehall, MI, District Schools, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2016	AA+/Aa1		1,153,207
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,075,000	Whitmore Lake, MI, Public School District, UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2009	AA+/Aa1		$1,182,446
1,710,000	Woodhaven-Brownstown, MI, School District, UT GO Bonds, 5.375% (Q-SBLF GTD), 5/1/2016	AA+/Aa1		1,907,813
	TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $151,903,273)			161,691,196
	SHORT-TERM MUNICIPALS-0.4%
	Puerto Rico-0.4%
600,000	Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ) (at amortized cost)	AAA/Aaa		600,000
	TOTAL INVESTMENTS--98.8% (IDENTIFIED COST $152,503,273) [2]			162,291,196
	OTHER ASSETS AND LIABILITIES - NET--1.2%			1,921,972
	TOTAL NET ASSETS--100%			$164,213,168

Securities subject to the federal alternative minimum tax (AMT) represent 6.1% of the Fund's portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $152,497,070.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDC	--Economic Development Commission
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance, Inc.
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LT	--Limited Tax
PCA	--Pollution Control Authority
PCR	--Pollution Control Revenue
PRF	--Prerefunded
Q-SBLF	--Qualified State Bond Loan Fund
SFM	--Single Family Mortgage
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2004

Assets:
Total investments in securities, at value (identified cost $152,503,273)		$162,291,196
Cash		23,530
Income receivable		2,474,659
Receivable for shares sold		512,913
TOTAL ASSETS		165,302,298
Liabilities:
Payable for shares redeemed	$716,254
Income distribution payable	289,155
Payable for daily variation margin	53,500
Payable for shareholder services fee (Note 5)	9,704
Accrued expenses	20,517
TOTAL LIABILITIES		1,089,130
Net assets for 14,461,214 shares outstanding		$164,213,168
Net Assets Consist of:
Paid-in capital		$156,816,795
Net unrealized appreciation of investments and futures contracts		9,808,400
Accumulated net realized loss on investments, futures contracts and swap contracts		(2,411,968)
Distributions in excess of net investment income		(59)
TOTAL NET ASSETS		$164,213,168
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($164,213,168 ÷ 14,461,214 shares outstanding), no par value, unlimited shares authorized		$11.36
Offering price per share (100/97.00 of $11.36) [1]		$11.71
Redemption proceeds per share		$11.36

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2004

Investment Income:
Interest			$6,859,729
Expenses:
Investment adviser fee (Note 5)		$641,552
Administrative personnel and services fee (Note 5)		145,835
Custodian fees		7,402
Transfer and dividend disbursing agent fees and expenses (Note 5)		52,216
Directors'/Trustees' fees		2,810
Auditing fees		15,076
Legal fees		6,830
Portfolio accounting fees (Note 5)		60,191
Shareholder services fee (Note 5)		400,970
Share registration costs		25,542
Printing and postage		19,537
Insurance premiums		8,121
Miscellaneous		3,564
TOTAL EXPENSES		1,389,646
Waivers (Note 5):
Waiver of investment adviser fee	$(263,812)
Waiver of administrative personnel and services fee	(19,481)
Waiver of transfer and dividend disbursing agent fees and expenses	(7,856)
Waiver of shareholder services fee	(288,698)
TOTAL WAIVERS		(579,847)
Net expenses			809,799
Net investment income			6,049,930
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized loss on investments			(988,331)
Net realized loss on futures contracts			(544,922)
Net realized loss on swap contracts			(78,137)
Net change in unrealized appreciation of investments			3,320,726
Net realized and unrealized gain on investments, futures contracts and swap contracts			1,709,336
Change in net assets resulting from operations			$7,759,266

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,049,930	$5,759,327
Net realized gain (loss) on investments, futures contracts and swap contracts	(1,611,390)	307,593
Net change in unrealized appreciation/depreciation of investments and futures contracts	3,320,726	(1,352,960)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,759,266	4,713,960
Distributions to Shareholders:
Distributions from net investment income	(6,048,516)	(5,757,724)
Share Transactions:
Proceeds from sale of shares	49,546,216	59,592,314
Net asset value of shares issued to shareholders in payment of distributions declared	2,705,245	2,214,944
Cost of shares redeemed	(37,708,370)	(47,522,583)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	14,543,091	14,284,675
Change in net assets	16,253,841	13,240,911
Net Assets:
Beginning of period	147,959,327	134,718,416
End of period (including distributions in excess of net investment income of $(59) and $(25), respectively)	$164,213,168	$147,959,327

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2004

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the year ended August 31, 2004, the Fund had net realized losses on swap contracts of $78,137.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At August 31, 2004, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended August 31, 2004, the Fund had realized losses on futures contracts of $544,922.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At August 31, 2004, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2004	130 U.S. Treasury Notes 10 Year Futures	Short	$20,477

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended August 31	2004	2003
Shares sold	4,306,696	5,255,610
Shares issued to shareholders in payment of distributions declared	237,993	195,608
Shares redeemed	(3,333,020)	(4,210,355)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,211,669	1,240,863

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are due in part to differing treatments for expiration of capital loss carryforward and discount accretion/premium amortization on debt securities.

For the year ended August 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(95,079)	$(1,448)	$96,527

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2004 and 2003, was as follows:

	2004	2003
Tax-exempt income	$6,048,516	$5,757,724

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$289,096
Unrealized appreciation	$9,794,126
Capital loss carryforward	$822,865

At August 31, 2004, the cost of investments for federal tax purposes was $152,497,070. The net unrealized appreciation of investments for federal tax purposes was $9,794,126. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,817,053 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,927.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributed to differing treatments for discount accretion/premium amortization of debt securities.

At August 31, 2004 the Fund had a capital loss carryforward of $822,865 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$804,301
2009	$ 2,481
2012	$ 16,083

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2004 for federal income tax purposes, post-October losses of $1,574,829 were deferred to September 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended August 31, 2004 the fees paid to FAS and FServ were $105,521 and $20,833, respectively, after voluntary waiver, if applicable.

Sales Charges

For the fiscal year ended August 31, 2004, Federated Securities Corp., the principal distributor, retained $7,450 of contingent deferred sales charges relating to redemptions of Fund shares. See "What Do Shares Cost?" in the prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $37,914, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $18,959, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended August 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $41,700,000 and $44,200,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended August 31, 2004, were as follows:

Purchases	$47,193,232
Sales	$31,127,196

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2004, 58.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 14.3% of total investments.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

At August 31, 2004, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES
INCOME TRUST AND SHAREHOLDERS OF FEDERATED MICHIGAN
INTERMEDIATE MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Michigan Intermediate Municipal Trust (the "Fund") as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
October 20, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises seven portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: August 1990	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: August 1990	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: November 1998	J. Scott Albrecht has been the Fund's Portfolio Manager since April 1994. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Michigan Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313923302

G01106-03 (10/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated New York Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

ANNUAL SHAREHOLDER REPORT

August 31, 2004

Class A Shares
Class B Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.44	$10.59	$10.80		$10.29	$10.36
Income From Investment Operations:
Net investment income	0.46	0.44	0.49	[1]	0.52	0.53
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.21	(0.15)	(0.20	) [1]	0.51	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.67	0.29	0.29		1.03	0.46
Less Distributions:
Distributions from net investment income	(0.46)	(0.44)	(0.50)		(0.52)	(0.53)
Net Asset Value, End of Period	$10.65	$10.44	$10.59		$10.80	$10.29
Total Return [2]	6.51%	2.81%	2.79%		10.29%	4.64%

Ratios to Average Net Assets:
Expenses	0.61%	0.76%	0.91%		0.91%	0.84%
Net investment income	4.31%	4.19%	4.72	% [1]	4.97%	5.23%
Expense waiver/reimbursement [3]	1.07%	1.16%	1.10%		1.39%	1.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,600	$26,673	$23,466		$23,011	$21,392
Portfolio turnover	15%	8%	35%		40%	31%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended	Period Ended
	8/31/2004	8/31/2003	[1]
Net Asset Value, Beginning of Period	$10.44	$10.65
Income From Investment Operations:
Net investment income	0.38	0.36
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.21	(0.21)
TOTAL FROM INVESTMENT OPERATIONS	0.59	0.15
Less Distributions:
Distributions from net investment income	(0.38)	(0.36)
Net Asset Value, End of Period	$10.65	$10.44
Total Return [2]	5.72%	1.42%

Ratios to Average Net Assets:
Expenses	1.36%	1.51	% [3]
Net investment income	3.56%	3.36	% [3]
Expense waiver/reimbursement [4]	0.82%	0.91	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$21,802	$19,000
Portfolio turnover	15%	8%

1 Reflects operations for the period from September 5, 2002 (date of initial public investment) to August 31, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A Shares); and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees and other Fund expenses (Class A Shares and Class B Shares). This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charge (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2004	Ending Account Value 8/31/2004	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 999.50	$3.07
Class B Shares	$1,000	$ 995.80	$6.82
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.07	$3.10
Class B Shares	$1,000	$1,018.30	$6.90

1 Expenses are equal to the Federated New York Municipal Income Fund Class A Shares and Class B Shares annualized expense ratios of 0.61% and 1.36%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 6.51% for the fund's Class A Shares, and 5.72% for the fund's Class B Shares. The total return consisted of 4.50% (Class A Shares) and 3.71% (Class B Shares) of tax-exempt dividends, and 2.01% appreciation (Class A and Class B Shares) in the net asset value of the shares. 1 The total return of the Lehman Brothers Municipal Bond Index, the fund's benchmark index (LBMB), 2 was 7.11% during the 12-month reporting period.

The fund's investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates); (b) the selection of securities with different maturities (expressed by a "yield curve" showing the relative yield of similar securities with different maturities) and the coupon income provided by the portfolio securities (the coupon is the interest rate paid by a bond); (c) the allocation of the portfolio among securities of similar issuers (referred to as "sectors"); and (d) the credit ratings of portfolio securities (which indicates the risk that securities will default). These were the most significant factors affecting the fund's performance relative to the LBMB. In addition, the fund's total return reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the LBMB.

DURATION 3

The fund's dollar-weighted average duration at the end of the reporting period was 6.41 years. Duration management is a significant component of the fund's investment strategy. The fund maintained duration short of the index and the fund's peer group, as interest rates were expected to rise during the reporting period. In reality, interest rates declined over a significant portion of the reporting period and this hurt fund performance. The fund's use of forward settling municipal interest rate swaps and Treasury futures contacts, which did not perform well, to adjust portfolio duration contributed to the fund's performance being less than the LBMB.

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

2 The LBMB is the broad-based securities market index for the fund, as disclosed in the fund's prospectus. The LBMB is a broad market performance benchmark for the tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The LBMB includes both zero coupon bonds and bonds subject to the alternative minimum tax. The LBMB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. Indexes are unmanaged, and unlike the fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

COUPON AND MATURITY

During the reporting period, the fund concentrated its portfolio purchases and holdings on premium coupon municipal bonds (municipal bonds with coupons or interest payments that are higher than current yields available in the market). The additional income provided by premium coupon securities, versus securities with coupons which are at or below current market yields, benefited the fund's performance versus the LBMB and the fund's peer group.

The fund concentrated on purchasing bonds with maturities of 10 to 20 years during the reporting period. These maturities provided the most attractive opportunities for yield because of the yield curves positively sloping shape. A yield curve is considered positively sloping when the yield progressively increases as you move into longer maturities. In addition, the relative dearth of municipal debt issued during the reporting period caused municipal bonds to increase in value and helped to improve the fund's performance versus most taxable bond alternatives.

SECTOR

During the reporting period, as compared to the LBMB, the fund allocated more of its portfolio to securities issued by hospitals, industrial development projects and higher education institutions. The fund also allocated less of the portfolio to general obligation bonds issued by cities, states and school districts. These allocations helped the fund's performance due to the higher yields available in the over- weighted sectors and the smaller increase in the price of general obligation bonds as compared to other sectors. A specific hospital bond holding (Staten Island University Hospital) did undergo significant price deterioration as a result of reported Medicare fraud which resulted in a restatement of the hospital's earnings.

CREDIT QUALITY

Credit spreads, or the yield difference between the "AAA"-rated municipal bonds and bonds of lower credit quality and similar maturity, decreased during the reporting period. This decrease in credit spreads was the result of both improving economic activity and the demand for securities with higher yields. The fund's overweight, relative to the Index, in "BBB"-rated (or comparable quality) debt benefited performance as credit spreads became tighter to a greater extent for "BBB" rated (or comparable quality) debt than for other investment-grade rated ("AAA", "AA", "A" or comparable quality) debt (meaning that the yield on the "BBB" rated debt improved to a greater extent, or declined to a lesser extent, than for other investment-grade rated debt). 4

4 Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated New York Municipal Income Fund (Class A Shares) (the "Fund") from August 31, 1994 to August 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB), 2 and the Lipper New York Municipal Debt Funds Average (LNYMDFA). 3

Average Annual Total Return [4] for the Period Ended 8/31/2004
1 Year	1.73%
5 Years	4.40%
10 Years	5.20%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LNYMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average. Indexes are unmanaged, and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.

2 The LBMB is an unmanaged index comprising bonds with a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the federal alternative minimum tax. It is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance.

3 The LNYMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated New York Municipal Income Fund (Class B Shares) (the "Fund") from September 5, 2002 (start of performance) to August 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB), and the Lipper New York Municipal Debt Funds Average (LNYMDFA).

Average Annual Total Return [4] for the Period Ended 8/31/2004
1 Year	0.22%
Start of Performance (9/5/2002)	1.23%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemptions over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LNYMDA have been adjusted to reflect reinvestment of dividends on securities in the index and average. Indexes are unmanaged, and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.

2 The LBMB is an unmanaged index comprising bonds with a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the federal alternative minimum tax. It is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance.

3 The LNYMDA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Tables

At August 31, 2004, the fund's credit quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments 2		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	29.4%	Aaa	28.9%
AA	20.5%	Aa	8.3%
A	16.7%	A	14.0%
BBB	9.7%	Baa	17.3%
BB	2.3%	Ba	4.3%
B	0.0%	B	0.0%
Not rated by S&P	21.4%	Not rated by Moody's	27.2%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund's Statement of Additional Information.
Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table. Of the portfolio's total investments, 7.4% is not rated by either of these NRSROs.

2 Percentages are based on total investments, which may differ from total net assets.

Portfolio of Investments

August 31, 2004

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--96.6%
		New York--90.4%
$500,000		Albany, NY IDA, Civic Facility Revenue Bonds (Series A), 5.75% (Albany Law School)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.83%), 10/1/2030	AA/NR/NR		$531,685
500,000		Amherst, NY, IDA, Civic Facility Revenue Bonds (Series 2000B), 5.75% (UBF Faculty-Student Housing Corp.)/(AMBAC INS)/(Original Issue Yield: 5.82%), 8/1/2025	AAA/Aaa/AAA		557,860
300,000		Dutchess County, NY, IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	NR		297,048
785,000		Dutchess County, NY, IDA, Revenue Bonds (Series A), 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	NR/Baa1/NR		807,820
500,000		East Rochester, NY, Housing Authority, Revenue Bonds (Series 2002A), 5.375% (Rochester St. Mary's Residence Facility, LLC)/(GNMA GTD), 12/20/2022	AAA/NR/NR		534,730
750,000		Erie County, NY, Public Improvement UT GO Bonds (Series 2003A), 5.25% (FGIC INS), 3/15/2020	NR/Aaa/AAA		817,522
500,000		Essex County, NY, IDA, Solid Waste Disposal Revenue Bonds (Series A), 5.80% (International Paper Co.), 12/1/2019	BBB/Baa2/NR		517,190
500,000		Hempstead Town, NY, IDA, Civic Facility Revenue Bonds, 5.00% (Hofstra University)/(Original Issue Yield: 5.10%), 7/1/2033	A/Baa1/NR		503,695
220,000		Islip, NY, Resource Recovery Agency, Resource Recovery Revenue Bonds (Series 2001E), 5.75% (FSA INS), 7/1/2023	AAA/Aaa/AAA		237,576
1,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003B), 5.25%, 12/1/2014	A-/Baa1/A-		1,104,740
750,000		Long Island Power Authority, NY, Electric System Revenue Bonds (Series A), 5.50% (Escrowed In Treasuries COL), 12/1/2012	AAA/Aaa/AAA		869,572
500,000		Madison County, NY, IDA, Civic Facility Revenue Bonds (Series 2003A), 5.00% (Colgate University), 7/1/2023	AA-/Aa3/NR		520,805
750,000		Metropolitan Transportation Authority, NY, Refunding Revenue Bonds (Series 2002A), 5.50% (AMBAC INS), 11/15/2018	AAA/Aaa/AAA		845,992
500,000		Monroe County, NY, IDA, Civic Center Revenue Bonds, 5.25% (St. John Fisher College)/(Radian Asset Assurance Insurance)/(Original Issue Yield: 5.25%), 6/1/2026	AA/NR/NR		519,325
500,000		Monroe County, NY, IDA, Civic Facility Revenue Bond, 5.25% (Nazareth College)/(MBIA Insurance Corp. INS), 10/1/2021	NR/Aaa/AAA		537,655
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$210,000		Nassau County, NY, IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011	NR/A3/A-		$231,657
305,000		Nassau County, NY, IDA, Civic Facility Revenue Bonds, 6.85% (Hofstra University)/(U.S. Treasury PRF 1/1/2005 @ 102), 1/1/2012	A/Baa1/NR		316,617
330,000		Nassau County, NY, IDA, Civic Facility Revenue Bonds, 6.85% (Hofstra University)/(U.S. Treasury PRF 1/1/2005 @ 102), 1/1/2013	A/Baa1/NR		342,570
500,000		Nassau County, NY, IDA, Industrial Development Revenue Bonds (Series 2003A), 5.25% (Keyspan-Glenwood Energy Center, LLC)/(KeySpan Corp. GTD), 6/1/2027	A/A3/NR		507,705
625,000		New York City, NY, Health and Hospitals Corp., Health System Revenue Bonds (Series 2002A), 5.50% (FSA INS), 2/15/2019	AAA/Aaa/AAA		694,569
440,000		New York City, NY, Health and Hospitals Corp., Health System Revenue Bonds (Series 2003A), 5.00% (AMBAC INS), 2/15/2011	AAA/Aaa/AAA		485,936
500,000		New York City, NY, IDA (Series 1995) Civic Facility Revenue Bonds, 6.30% (College of New Rochelle)/(Original Issue Yield: 6.45%), 9/1/2015	NR/Baa2/NR		519,445
250,000		New York City, NY, IDA, Civic Facilities Revenue Bonds, 5.375% (New York University)/(AMBAC INS), 7/1/2017	AAA/Aaa/AAA		277,937
400,000		New York City, NY, IDA, Civic Facility Revenue Bonds (Series 2001A), 6.375% (Staten Island University Hospital), 7/1/2031	NR/Ba3/BB-		374,908
300,000		New York City, NY, IDA, Civic Facility Revenue Bonds (Series 2002A), 5.375% (Lycee Francais de New York Project)/(American Capital Access INS)/(Original Issue Yield: 5.43%), 6/1/2023	A/NR/NR		305,880
200,000		New York City, NY, IDA, Civic Facility Revenue Bonds (Series 2002C), 6.45% (Staten Island University Hospital), 7/1/2032	NR/Ba3/BB-		189,142
1,000,000		New York City, NY, IDA, Civic Facility Revenue Bonds (Series 2003), 5.00% (Roundabout Theatre Co., Inc.)/(American Capital Access INS), 10/1/2023	A/NR/NR		1,003,220
315,000		New York City, NY, IDA, Civic Facility Revenue Bonds, 7.00% (Mt. St. Vincent College, NY), 5/1/2008	NR		321,697
500,000		New York City, NY, IDA, Industrial Development Empowerment Zone Revenue Bonds (Series 2004), 5.125% (General Motors Corp.), 12/30/2023	BBB/Baa1/BBB+		498,140
500,000		New York City, NY, IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	BBB-/Baa3/NR		488,920
500,000		New York City, NY, IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032	BB+/Ba2/NR		362,335
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$500,000		New York City, NY, Municipal Water Finance Authority, Crossover Refunding Revenue Bonds (Series 2002B), 5.00% (Original Issue Yield: 5.14%), 6/15/2026	AA+/Aa2/AA		$508,745
500,000		New York City, NY, Transitional Finance Authority, Future Tax Secured Bonds (Series 2003), 5.25% (AMBAC INS), 8/1/2022	AAA/Aaa/AAA		535,900
500,000		New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue Bonds (Series 2001C), 5.375%, 2/1/2015	AA+/Aa2/AA+		550,330
500,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.25%, 8/15/2025	A/A2/A+		524,450
515,000		New York City, NY, UT GO Bonds (Series 2002C), 5.50%, 3/15/2015	A/A2/A+		563,616
500,000		New York City, NY, UT GO Bonds (Series 2003J), 5.50%, 6/1/2023	A/A2/NR		539,740
500,000		New York Counties Tobacco Trust III, Revenue Bonds, 5.75% (Original Issue Yield: 5.93%), 6/1/2033	BBB/Ba1/NR		471,520
500,000		New York State Dormitory Authority, Court Facilities Lease Revenue Bonds (Series 2003A), 5.375% (New York City, NY), 5/15/2023	A/A3/A		532,490
500,000		New York State Dormitory Authority, Education Facilities Revenue Bonds (Series 2002A), 5.125% (State University of New York)/(FGIC INS), 5/15/2021	AAA/Aaa/AAA		567,875
500,000		New York State Dormitory Authority, FHA-Insured Mortgage Hospital Revenue Bonds (Series 2003), 5.00% (Lutheran Medical Center)/(MBIA Insurance Corp. INS), 8/1/2016	AAA/Aaa/AAA		539,680
500,000		New York State Dormitory Authority, FHA-Insured Mortgage Nursing Home Revenue Bonds (Series 2001), 6.10% (Norwegian Christian Home and Health Center)/(FHA and MBIA Insurance Corp. INS), 8/1/2041	AAA/Aaa/AAA		552,860
1,000,000		New York State Dormitory Authority, Insured Revenue Bonds (Series 1999), 6.00% (Pratt Institute)/(Radian Asset Assurance INS), 7/1/2020	AA/NR/NR		1,130,960
750,000		New York State Dormitory Authority, Revenue Bonds (2003 Series 1), 5.00% (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp. INS), 7/1/2022	AAA/Aaa/AAA		782,880
500,000		New York State Dormitory Authority, Revenue Bonds (Series 1993A), 5.75% (City University of New York)/(FSA INS)/(Original Issue Yield: 6.05%), 7/1/2018	AAA/Aaa/AAA		592,065
250,000		New York State Dormitory Authority, Revenue Bonds (Series 2000B), 6.25% (Mt. Sinai NYU Health Obligated Group), 7/1/2022	BB/Ba1/BB+		251,548
750,000		New York State Dormitory Authority, Revenue Bonds (Series 2001A), 5.00% (NYSARC, Inc.)/(FSA INS), 7/1/2013	AAA/Aaa/AAA		828,195
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$500,000		New York State Dormitory Authority, Revenue Bonds (Series 2002), 5.00% (Fordham University)/(FGIC INS), 7/1/2022	AAA/Aaa/AAA		$523,550
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2002D), 5.00% (School Districts Financing Program)/(MBIA Insurance Corp. INS), 10/1/2012	AAA/Aaa/AAA		557,795
750,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (Kateri Residence)/(Allied Irish Banks PLC LOC), 7/1/2022	NR/Aa3/NR		766,883
250,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.375% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.48%), 5/1/2023	NR/A3/A-		259,987
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2018	AA/NR/NR		550,825
750,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Winthrop-University Hospital Association)/(Original Issue Yield: 5.70%), 7/1/2023	NR/Baa1/BBB+		772,410
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2004), 5.25% (New York Methodist Hospital), 7/1/2024	NR/A3/NR		517,635
250,000		New York State Dormitory Authority, Revenue Bonds (Series 2004A), 5.25% (University of Rochester, NY), 7/1/2024	A+/A1/NR		265,057
250,000		New York State Dormitory Authority, Revenue Bonds, 5.00% (Manhattan College)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.30%), 7/1/2020	AA/ NR/NR		262,653
500,000		New York State Dormitory Authority, Revenue Bonds, 5.25% (Cansius College)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.28%), 7/1/2030	AAA/Aaa/AAA		520,975
500,000		New York State Dormitory Authority, Revenue Bonds, 6.25% (Nyack Hospital)/(Original Issue Yield: 6.50%), 7/1/2013	NR/Ba3/B+		457,675
400,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Revenue Bonds (Series 2002B), 5.00% (Original Issue Yield: 5.07%), 6/15/2022	AAA/Aaa/AAA		419,556
500,000		New York State Environmental Facilities Corp., Revenue Bonds (Series 2002A), 5.25% (New York State Personal Income Tax Revenue Bond Fund)/(FGIC INS), 1/1/2021	AAA/Aaa/AAA		540,765
300,000		New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2002A), 2.90% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2012	BBB/NR/NR		300,906
500,000		New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2004A), 4.45% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2017	BBB/NR/NR		513,535
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$500,000		New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds, 6.10% (Occidental Petroleum Corp.)/(Original Issue Yield: 6.214%), 11/1/2030	BBB+/Baa1/NR		$516,635
900,000		New York State Environmental Facilities Corp., Water Facilities Revenue Refunding Bonds (Series A), 6.30% (Spring Valley Water Co., NY)/(AMBAC INS), 8/1/2024	AAA/Aaa/AAA		945,450
110,000		New York State HFA, Revenue Bond, 6.375% (U.S. Treasury PRF 9/15/2005 @ 102), 9/15/2015	AA-/A3/NR		117,615
5,000		New York State HFA, Revenue Bond, 6.375%, 9/15/2015	AA-/A3/NR		5,309
500,000		New York State HFA, Revenue Bonds (Series 2003A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2021	AA/ NR/AA-		536,780
925,000		New York State Medical Care Facilities Finance Agency, FHA-Mortgage Revenue Bonds (Series A), 6.50% (Lockport Memorial Hospital, NY)/(FHA GTD), 2/15/2035	AA/Aa2/NR		961,288
190,000		New York State Medical Care Facilities Finance Agency, Revenue Bonds (Series B), 6.60% (FHA GTD)/(Original Issue Yield: 6.625%), 8/15/2034	AA/Aa2/NR		194,558
500,000		New York State Power Authority, Revenue Bonds (Series 2002A), 5.00%, 11/15/2021	AA-/Aa2/AA		526,605
500,000		New York State Thruway Authority (Series 2003A), 5.25% (New York State Thruway Authority - Highway and Bridge Trust Fund)/(MBIA Insurance Corp. INS), 4/1/2014	AAA/Aaa/AAA		560,950
500,000		New York State Urban Development Corp., Correctional & Youth Facilities Service Contract Revenue Bonds (Series 2002A), 5.50% TOBs (New York State), Mandatory Tender 1/1/2017	AA-/A3/A+		555,590
750,000		New York State Urban Development Corp., Revenue Bonds (Series 2003B), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2019	AA/NR/AA-		816,953
500,000		New York State Urban Development Corp., Revenue Bonds (Series A-1), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 12/15/2013	AA/A1/AA-		553,910
500,000		New York State Urban Development Corp., Subordinated Lien Revenue Bonds (Series 2004A), 5.125% (Empire State Development Corp.), 1/1/2022	A/A2/A		519,945
500,000		Niagara County, NY, IDA, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2001D), 5.55% TOBs (American Ref-Fuel Co. of Niagara, L.P. Facility) 11/15/2015, Maturity 11/15/2024	BBB/Baa1/NR		530,020
400,000		Niagara Falls, NY, City School District, COPs (Series 1998), 5.375% (Original Issue Yield: 5.42%), 6/15/2028	BBB-/Baa3/NR		404,124
500,000		Port Authority of New York and New Jersey, Revenue Bonds (128th Series), 5.00% (FSA INS), 11/1/2019	AAA/Aaa/AAA		534,705
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$500,000		Suffolk County, NY, IDA, IDRBs (Series 1998), 5.50% (Nissequogue Cogen Partners Facility)/(Original Issue Yield: 5.528%), 1/1/2023	NR		$474,780
500,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2003A-1), 5.50% (New York State), 6/1/2019	AA-/A3/A+		549,265
440,000		Tompkins County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue Bonds (Series 2003A), 5.375% (Kendal at Ithaca, Inc.)/(Original Issue Yield: 5.50%), 7/1/2018	BBB/NR/NR		447,806
500,000		United Nations, NY Development Corp., Senior Lien Refunding Revenue Bonds (Series 2004A), 5.25%, 7/1/2022	NR/A3/A-		531,455
300,000		Utica, NY, IDA, Civic Facility, Revenue Bonds (Series 2004A), 6.875% (Utica College), 12/1/2024	NR		320,916
500,000		Westchester County, NY, IDA, Civic Facility Revenue Bonds (Series 2001), 5.20% (Windward School)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.21%), 10/1/2021	AA/NR/NR		526,365
175,000		Westchester County, NY, IDA, Continuing Care Retirement Mortgage Revenue Bonds (Series 2003A), 6.375% (Kendal on Hudson)/(Original Issue Yield: 6.55%), 1/1/2024	NR		177,975
500,000		Yonkers, NY, IDA, Civic Facility Revenue Bonds (Series 2001B), 7.125% (St. John's Riverside Hospital), 7/1/2031	BB/NR/NR		507,315
		TOTAL			44,643,268
		Puerto Rico--6.2%
500,000	[2,3]	Puerto Rico Electric Power Authority, Drivers (Series 266), 9.415% (FSA INS), 7/1/2015	AAA/NR/NR		669,640
1,000,000	[2,3]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.152% (AMBAC INS), 1/1/2010	NR		1,320,540
500,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (Original Issue Yield: 5.10%), 7/1/2033	A/Baa1/NR		505,305
135,000		Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (Original Issue Yield: 5.40%), 7/1/2027	A-/Baa1/NR		139,658
365,000		Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (U.S. Treasury PRF 7/01/2012 @ 100)/(Original Issue Yield: 5.40%), 7/1/2027	A-/Baa1/NR		414,166
		TOTAL			3,049,309
		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $46,333,899)			47,692,577
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--1.6%
		Puerto Rico--1.6%
$800,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ) (AT AMORTIZED COST)	A-1/ VMIG1		$800,000
		TOTAL INVESTMENTS--98.2% (IDENTIFIED COST $47,133,899) [4]			48,492,577
		OTHER ASSETS AND LIABILITIES - NET--1.8%			909,411
		TOTAL NET ASSETS--100%			$49,401,988

Securities that are subject to the federal alternative minimum tax (AMT) represent 11.1% of the fund's portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, these securities amounted to $1,990,180 which represents 4.0% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At August 31, 2004, these securities amounted to $1,990,180 which represents 4.0% of total net assets.

4 The cost of investments for federal tax purposes amounts to $47,131,000.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPs	--Certificate of Participation
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PRF	--Prerefunded
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2004

Assets:
Total investments in securities, at value (identified cost $47,133,899)		$48,492,577
Cash		3,159
Income receivable		567,685
Receivable for investments sold		505,000
Receivable for shares sold		8,795
TOTAL ASSETS		49,577,216
Liabilities:
Payable for shares redeemed	$20,616
Income distribution payable	79,030
Payable for daily variation margin	38,740
Payable for distribution services fee (Note 5)	13,609
Payable for shareholder services fee (Note 5)	10,330
Accrued expenses	12,903
TOTAL LIABILITIES		175,228
Net assets for 4,640,691 shares outstanding		$49,401,988
Net Assets Consist of:
Paid-in capital		$49,032,448
Net unrealized appreciation of investments		1,358,678
Accumulated net realized loss on investments, futures contracts and swap contracts		(989,114)
Distributions in excess of net investment income		(24)
TOTAL NET ASSETS		$49,401,988
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($27,599,613 ÷ 2,592,646 shares outstanding), no par value, unlimited shares authorized		$10.65
Offering price per share (100/95.50 of $10.65) [1]		$11.15
Redemption proceeds per share		$10.65
Class B Shares:
Net asset value per share ($21,802,375 ÷ 2,048,045 shares outstanding), no par value, unlimited shares authorized		$10.65
Offering price per share		$10.65
Redemption proceeds per share (94.50/100 of $10.65) [1]		$10.06

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2004

Investment Income:
Interest			$2,406,589
Expenses:
Investment adviser fee (Note 5)		$194,916
Administrative personnel and services fee (Note 5)		184,167
Custodian fees		2,770
Transfer and dividend disbursing agent fees and expenses (Note 5)		43,467
Directors'/Trustees' fees		1,982
Auditing fees		16,475
Legal fees		5,845
Portfolio accounting fees (Note 5)		64,496
Distribution services fee--Class A Shares (Note 5)		68,620
Distribution services fee--Class B Shares (Note 5)		159,606
Shareholder services fee--Class A Shares (Note 5)		68,620
Shareholder services fee--Class B Shares (Note 5)		53,202
Share registration costs		33,493
Printing and postage		19,809
Insurance premiums		7,527
Miscellaneous		1,378
TOTAL EXPENSES		926,373
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(194,916)
Waiver of administrative personnel and services fee	(28,758)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,502)
Waiver of distribution services fee--Class A Shares	(68,620)
Reimbursement of other operating expenses	(173,337)
TOTAL WAIVERS AND REIMBURSEMENT		(467,133)
Net expenses			459,240
Net investment income			1,947,349
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments			49,536
Net realized loss on futures contracts			(220,857)
Net realized loss on swap contracts			(160,000)
Net change in unrealized appreciation of investments			1,259,026
Net change in unrealized appreciation on swap contracts			(67,972)
Net realized and unrealized gain on investments, futures contracts and swap contracts			859,733
Change in net assets resulting from operations			$2,807,082

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,947,349	$1,366,381
Net realized loss on investments, futures contracts and swap contracts	(331,321)	(345,918)
Net change in unrealized appreciation/depreciation of investments and swap contracts	1,191,054	(428,398)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,807,082	592,065
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,187,212)	(1,035,187)
Class B Shares	(759,679)	(330,748)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,946,891)	(1,365,935)
Share Transactions:
Proceeds from sale of shares	10,782,409	31,038,243
Net asset value of shares issued to shareholders in payment of distributions declared	978,809	604,599
Cost of shares redeemed	(8,891,672)	(8,662,912)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,869,546	22,979,930
Change in net assets	3,729,737	22,206,060
Net Assets:
Beginning of period	45,672,251	23,466,191
End of period (including distributions in excess of net investment income of $(24) and $(31), respectively)	$49,401,988	$45,672,251

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2004

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated New York Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal AMT) and the personal income taxes imposed by the state of New York and New York municipalities. The Fund offers two classes of shares: Class A Shares and Class B Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and service fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the year ended August 31, 2004, the Fund had realized losses on swap contracts of $160,000.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At August 31, 2004, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended August 31, 2004, the Fund had realized loss on futures contracts of $220,857.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities.

At August 31, 2004, the Fund had no open futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, including securities purchased under Rule 144A that have not been deemed liquid by the Trustees, for each security held at August 31, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
Puerto Rico Electric Power Authority, Drivers (Series 266), 9.415% (FSA INS), 7/1/2015	6/27/2002	$ 618,530
Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.152% (AMBAC INS), 1/1/2010	7/22/2003	$1,306,810

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended August 31	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	469,545	$4,997,940	1,017,750	$10,815,492
Shares issued to shareholders in payment of distributions declared	43,270	459,837	36,996	391,735
Shares redeemed	(475,773)	(5,041,882)	(716,057)	(7,607,396)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	37,042	$415,895	338,689	$3,599,831

Year Ended August 31	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	542,789	$5,784,469	1,899,717	$20,222,751
Shares issued to shareholders in payment of distributions declared	48,825	518,972	20,138	212,864
Shares redeemed	(363,901)	(3,849,790)	(99,523)	(1,055,516)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	227,713	$2,453,651	1,820,332	$19,380,099
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	264,755	$2,869,546	2,159,021	$22,979,930

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for expiration of capital loss carryforward and discount accretion/premium amortization on debt securities.

For the year ended August 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(561,297)	$(451)	$561,748

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2004 and August 31, 2003, was as follows:

	2004	2003
Tax-exempt income	$1,946,891	$1,365,935

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$79,006
Unrealized appreciation	$1,361,577
Capital loss carry-forward	$665,450

At August 31, 2004, the cost of investments for federal tax purposes was $47,131,000. The net unrealized appreciation of investments for federal tax purposes was $1,361,577. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,636,663 and net unrealized depreciation from investments for those securities having an excess of cost over value of $275,086.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable primarily to the amortization/accretion tax elections on fixed-income securities.

At August 31, 2004, the Fund had a capital loss carry-forward of $665,450 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carry-forward will expire as follows:

Expiration Year	Expiration Amount
2008	$288,795
2011	$371,903
2012	$ 4,752

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2004, for federal income tax purposes, post October losses of $326,564 were deferred to September 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Mangement Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended August 31, 2004 the fees paid to FAS and FServ were $129,575 and $25,834, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A	0.25%
Class B	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended August 31, 2004, FSC retained $5,933 in sales charges from the sale of Class A Shares. See "What do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $33,634, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $21,206, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended August, 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $13,500,000 and $13,400,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended August 31, 2004, were as follows:

Purchases	$8,827,331
Sales	$6,800,097

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2004, 43.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.3% of total investments.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

At August 31, 2004, 100% represents the portion of distributions from net investment income which is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST AND SHAREHOLDERS OF FEDERATED NEW YORK MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated New York Municipal Income Fund (the "Fund") as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
October 20, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises seven portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: August 1990	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: August 1990	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since April 1997. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed- income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: November 1998	J. Scott Albrecht has been the Fund's Portfolio Manager since March 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated New York Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313923401
Cusip 313923880

28992 (10/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated North Carolina Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

ANNUAL SHAREHOLDER REPORT

August 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended August 31,
	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.92	$11.07	$10.99		$10.45	$10.44
Income From Investment Operations:
Net investment income	0.48	0.48	0.50	[1]	0.50	0.49
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.13	(0.15)	0.08	[1]	0.54	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.61	0.33	0.58		1.04	0.51
Less Distributions:
Distributions from net investment income	(0.48)	(0.48)	(0.50)		(0.50)	(0.49)
Distributions from net realized gain on investments and futures contracts	--	--	--		--	(0.01)
TOTAL DISTRIBUTIONS	(0.48)	(0.48)	(0.50)		(0.50)	(0.50)
Net Asset Value, End of Period	$11.05	$10.92	$11.07		$10.99	$10.45
Total Return [2]	5.61%	2.93%	5.48%		10.23%	5.14%

Ratios to Average Net Assets:
Expenses	0.79%	0.79%	0.79%		0.79%	0.79%
Net investment income	4.26%	4.22%	4.62	% [1]	4.71%	4.77%
Expense waiver/reimbursement [3]	0.56%	0.49%	0.61%		0.68%	0.79%
Supplemental Data:
Net assets, end of period (000 omitted)	$56,289	$82,430	$55,261		$47,235	$41,449
Portfolio turnover	16%	16%	21%		28%	66%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.61% to 4.62%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (load) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees, and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2004	Ending Account Value 8/31/2004	Expenses Paid During Period [1]
Actual:	$1,000	$ 990.80	$3.95
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,021.17	$4.01

1 Expenses are equal to Federated North Carolina Municipal Income Fund's annualized expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 5.61% for the Class A Shares. The total return consisted of 4.42% tax-exempt dividends, and 1.19% appreciation in net asset value of the shares. 1 The total return of the Lipper North Carolina Municipal Debt Funds Average (Average), a performance benchmark for the fund, was 5.95% during the 12-month reporting period. 2 The fund underperformed the Average in terms of total return, but delivered a higher income stream than the Average. 3 The fund' total return reflected actual cash flows, transaction cost and other expenses, which may not have been reflected in, or could otherwise differ from, the Average.

The fund's investment objective is to seek to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina. To accomplish this objective, the fund's investment strategy focused on: (a) the selection of medium and lower investment-grade quality securities; these securities typically have higher yields than higher-quality, investment-grade securities available in the market; 4 and (b) the selection of intermediate to long maturity bonds that yield more than short-term bonds on an upward sloping yield curve (the "yield curve" shows the relative yield of similar securities with different maturities). The fund's strategy also focused on the effective duration of the fund's portfolio (which indicates the portfolio sensitivity to changes in interest rates), and on bonds with premium coupons (interest payments that are higher than current yields available in the market).

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

2 The Average is an average of funds with similar objectives, and represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category. It is not possible to invest directly in an average. The broad-based securities market index for the fund, as disclosed in the fund's prospectus, is the Lehman Brothers Municipal Bond Index (LBMB). The total return for the LBMB was 7.11% during the 12-month reporting period. The LBMB is a broad market performance benchmark for the tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The LBMB includes both zero coupon bonds and bonds subject to the alternative minimum tax. The LBMB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index. The fund's total return reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the LBMB.

3 Income may be subject to the federal alternative minimum tax.

4 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

CREDIT QUALITY

Credit spreads, or the yield difference between the "AAA"-rated municipal bonds and bonds of lower credit quality and similar maturity, tightened during the reporting period (meaning that the yield on lower-rated, investment-grade debt improved to a greater extent, or declined to a lesser extent, than for higher-rated, investment-grade debt). Municipal Market Data (MMD) reported that credit spreads between "BBB"-rated general obligation bonds and "AAA"-rated general obligation bonds tightened by 16 basis points to 28 basis points. The fund's holdings in medium- and lower-rated, investment-grade securities helped the fund's performance, because they generally outperformed higher-rated, investment-grade securities during the reporting period.

YIELD CURVE AND MATURITY

During the reporting period, the municipal bond market was characterized by a generally falling and flattening, although still upward sloping, yield curve. MMD reported that, during the reporting period, rates on "AAA"-rated general obligation bonds with maturities of four years or less rose by 2 basis points to 43 basis points, while similar bonds with maturities of five years and longer saw yields fall by up to 50 basis points. The overall effect was that longer-maturity, lower-rated bonds tended to outperform shorter-maturity, higher-rated bonds. The fund's performance, therefore, benefited from its concentration in municipal bonds in the intermediate (general five to ten year) and long (generally ten or longer) parts of the yield curve.

DURATION 5

The fund's dollar-weighted average duration at the end of the reporting period was 4.69 years. Duration management is a significant component of the fund's investment strategy. As interest rates were expected to rise during the reporting period, the fund hedged the portfolio (adjusted the duration shorter) using forward-settling municipal interest rate swaps and Treasury futures contracts. The fund's use of these instruments, however, hurt the fund's performance relative to the Average because these instruments did not perform as well given that longer-term and intermediate-term municipal interest rates declined over the reporting period.

5 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

GROWTH OF A $10,000 INVESTMENT 1

The graph below illustrates the hypothetical investment of $10,000 2 in Federated North Carolina Municipal Income Fund (the "Fund") from August 31, 1994 to August 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB) 3 and the Lipper North Carolina Municipal Debt Funds Average (LNCMDFA). 4

Average Annual Total Return [5] for the Period Ended 8/31/2004
1 Year	0.90%
5 Years	4.88%
10 Years	5.18%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Federated North Carolina Municipal Income Fund is the successor to CCB North Carolina Municipal Securities Fund. The quoted performance data includes performance of the CCB North Carolina Municipal Securities Fund for the period from July 22, 1992 when the CCB North Carolina Municipal Securities Fund first commenced operations, to July 23, 1999, as adjusted to reflect the Fund's expenses.

2 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge=$9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and the LNCMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average. Indexes are unmanaged and it is not possible to invest directly in an index or an average.

3 The LBMB is an unmanaged index comprising bonds with a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the federal alternative minimum tax. It is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance.

4 The LNCMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

5 Total return quoted reflects all applicable sales charges.

Portfolio of Investments Summary Tables

At August 31, 2004, the fund's credit quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	33.0%	Aaa	47.6%
AA	25.2%	Aa	7.1%
A	7.5%	A	2.8%
BBB	12.4%	Baa	15.0%
Not rated by S&P	21.9%	Not rated by Moody's	27.5%
TOTAL	100%	TOTAL	100%

1 These tables depict the long-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not-rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table. Of the portfolio's total investments, 12.0% is not rated by either of these NRSROs.

2 Percentages are based on total investments, which may differ from total net assets.

Portfolio of Investments

August 31, 2004

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--96.6%
		North Carolina--86.2%
$1,190,000		Appalachian State University, NC, Parking System Revenue Bonds, 5.625% (FSA INS)/(Original Issue Yield: 5.65%), 7/15/2025	NR/Aaa		$1,306,501
945,000		Asheville, NC Housing Authority, Multifamily Housing Revenue Bonds, 5.625% TOBs (Oak Knoll Apartments Project)/(FNMA GTD) 9/1/2021	AAA/NR		1,005,130
500,000		Broad River, NC Water Authority, Water System Revenue Bonds (Series 2000), 5.375% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 6/1/2026	NR/Aaa		532,030
1,330,000		Cabarrus County, NC, COP (Series 2002), 5.25%, 2/1/2018	AA-/Aa3		1,449,261
2,000,000		Charlotte, NC Airport, Revenue Bonds (Series B), 5.875% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.95%), 7/1/2019	AAA/Aaa		2,208,940
1,000,000		Charlotte, NC, COP, 5.50% (Charlotte Convention Facilities)/(Original Issue Yield: 5.70%), 12/1/2020	AA+/Aa2		1,110,590
1,000,000		Columbus County, NC Industrial Facilities & PCFA, Revenue Bonds (Series 1996A), 5.85% (International Paper Co.), 12/1/2020	BBB/Baa2		1,033,140
1,000,000		Cumberland County, NC, UT GO Bonds, 5.70% (Original Issue Yield: 5.78%), 9/15/2004	AA-/Aa3		1,134,840
1,000,000		Durham County, NC, Multifamily Housing Revenue Bonds, 5.65% TOBs (Alston Village Apartments)/(FNMA GTD) 3/1/2034	AAA/NR		1,057,960
1,000,000		Fayetteville, NC Public Works Commission, Revenue Bonds (Series 1999), 5.70% (U.S. Treasury PRF 3/1/2010 @ 101)/ (Original Issue Yield: 5.79%), 3/1/2019	AAA/Aaa		1,151,870
1,000,000		Forsyth County, NC, COP, 5.375%, 10/1/2022	AA+/Aa1		1,077,170
900,000		Gastonia, NC Combined Utilities System, Water & Sewer Revenue Bonds, 5.625% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.85%), 5/1/2019	AAA/Aaa		1,011,204
750,000		Harnett County, NC, COP, 5.50% (FSA INS), 12/1/2015	AAA/Aaa		845,400
1,000,000		Haywood County, NC Industrial Facilities & PCFA, Revenue Refunding Bonds, 6.40% (Champion International Corp.)/(Original Issue Yield: 6.42%), 11/1/2024	NR/Baa2		1,058,320
1,000,000		High Point, NC, Public Improvement UT GO Bonds (Series 2000B), 5.50% (Original Issue Yield: 5.67%), 6/1/2018	AA/Aa3		1,128,240
1,500,000		Martin County, NC IFA (Series 1995), Solid Waste Disposal Revenue Bonds, 6.00% (Weyerhaeuser Co.), 11/1/2025	BBB/Baa2		1,537,395
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Carolina--continued
$500,000		North Carolina Eastern Municipal Power Agency, Power Supply Revenue Refunding Bonds (Series D), 5.125% (Original Issue Yield: 5.33%), 1/1/2026	BBB/Baa2		$501,645
500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	BBB/Baa2		532,775
500,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 1999D), 6.70%, 1/1/2019	BBB/Baa2		561,895
880,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 5-A), 5.55%, 1/1/2019	AA/Aa2		919,635
780,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 6-A), 6.10%, 1/1/2018	AA/Aa2		826,496
300,000		North Carolina Medical Care Commission, FHA INS Mortgage Revenue Bonds (Series 2003), 5.375% (Betsy Johnson Regional Hospital)/(FSA INS), 10/1/2024	AAA/Aaa		322,977
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2001), 6.625% (Moravian Homes, Inc.)/(Original Issue Yield: 7.00%), 4/1/2031	NR		510,700
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.25% (Arbor Acres Community)/(Original Issue Yield: 6.40%), 3/1/2027	NR		500,360
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.875% (Presbyterian Homes, Inc.)/(Original Issue Yield: 7.00%), 10/1/2021	NR		534,430
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023	NR		497,220
1,000,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019	A-/NR		1,080,510
250,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical Center)/(Original Issue Yield: 5.33%), 1/1/2021	A/A2		258,037
200,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical Center)/(Original Issue Yield: 5.38%), 1/1/2022	A/A2		204,688
1,360,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2003A), 5.00% (Novant Health Obligated Group), 11/1/2017	AA-/Aa3		1,445,190
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Carolina--continued
$1,205,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2004A), 5.25% (Cleveland Community Healthcare)/(AMBAC INS), 7/1/2021	AAA/Aaa		$1,289,953
1,230,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Hugh Chatham Memorial Hospital)/ (Radian Asset Assurance INS), 10/1/2019	AA/NR		1,338,043
625,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Scotland Memorial Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.593%), 10/1/2019	AA/NR		678,488
1,000,000		North Carolina Medical Care Commission, Health System Revenue Bonds, 5.25% (Mission Health, Inc.)/(Original Issue Yield: 5.48%), 10/1/2026	AA/Aa3		1,030,490
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2000), 5.50% (Northeast Medical Center)/ (AMBAC INS)/(Original Issue Yield: 5.74%), 11/1/2025	AAA/Aaa		1,068,610
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2002A), 5.375% (Southeastern Regional Medical Center)/(Original Issue Yield: 5.48%), 6/1/2032	A/NR		1,011,740
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds, 6.125% (Southeastern Regional Medical Center)/ (Original Issue Yield: 6.25%), 6/1/2019	A/A3		1,078,970
685,000		North Carolina Medical Care Commission, Hospital Revenue Bonds, 5.50% (Maria Parham Medical Center)/(Radian Asset Assurance INS), 10/1/2018	AA/NR		748,938
250,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2002), 6.25% (Forest at Duke)/(Original Issue Yield: 6.35%), 9/1/2021	NR		260,823
500,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2003A), 6.375% (Givens Estates)/(Original Issue Yield: 6.50%), 7/1/2023	NR		504,850
550,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 6.00% (Cypress Glen)/(Original Issue Yield: 6.092%), 10/1/2033	NR		555,143
1,000,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 1999B), 6.50% (Catawba Electric)/(Original Issue Yield: 6.73%), 1/1/2020	BBB+/Baa1		1,110,490
1,320,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds, 10.50% (Catawba Electric)/(Escrowed In Treasuries COL), 1/1/2010	AAA/Aaa		1,628,735
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Carolina--continued
$1,000,000		Northern Hospital District of Surry County, NC, Health Care Facilities Revenue Refunding Bonds (Series 2001), 5.10% (Northern Hospital of Surry County)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.242%), 10/1/2021	AA/NR		$1,030,540
1,200,000		Piedmont Triad Airport Authority, NC, Airport Revenue Bonds (Series 1999A), 5.875% (FSA INS)/(Original Issue Yield: 6.02%), 7/1/2019	AAA/Aaa		1,352,928
1,000,000		Pitt County, NC, COP (Series 2000B), 5.50% (FSA INS)/ (Original Issue Yield: 5.63%), 4/1/2025	AAA/Aaa		1,078,210
1,500,000		Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield: 5.85%), 12/1/2021	NR/Aaa		1,586,265
2,000,000		Randolph County, NC, COP (Series 2000), 5.60% (FSA INS)/(Original Issue Yield: 5.77%), 6/1/2018	AAA/Aaa		2,277,820
890,000		University of North Carolina System Pool, Revenue Bonds (Series A), 5.25% (University of North Carolina)/(AMBAC INS), 4/1/2021	AAA/Aaa		966,415
500,000		Wilmington, NC Water & Sewer System, Revenue Bonds (Series 1999), 5.625% (FSA INS)/(Original Issue Yield: 5.76%), 6/1/2018	NR/Aaa		562,450
		TOTAL			48,504,450
		Puerto Rico--9.5%
1,500,000	[2,3]	Puerto Rico Electric Power Authority, Drivers (Series 266), 9.415% (FSA INS), 7/1/2015	AAA/NR		2,008,920
1,000,000	[2,3]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.152% (AMBAC INS), 1/1/2010	NR		1,320,540
500,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (Original Issue Yield: 5.10%), 7/1/2033	A/Baa1		505,305
395,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	NR/Baa3		423,128
1,000,000		Puerto Rico Public Finance Corp., Commonwealth Appropriation Bonds (Series 2001E), 5.75% (Original Issue Yield: 5.80%), 8/1/2030	BBB+/Baa2		1,089,780
		TOTAL			5,347,673
		Virgin Islands--0.9%
500,000		University of the Virgin Islands, UT GO Bonds (Series A), 5.375% (Original Issue Yield: 5.43%), 6/1/2034	BBB/NR		512,795
		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $50,377,275)			54,364,918
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--1.8%
		Puerto Rico--1.8%
$1,000,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ)(AT AMORTIZED COST)	AAA/Aaa		$1,000,000
		TOTAL INVESTMENTS--98.4% (IDENTIFIED COST $51,377,275) [4]			55,364,918
		OTHER ASSETS AND LIABILITIES - NET - 1.6%			923,956
		TOTAL NET ASSETS--100%			$56,288,874

Securities subject to the federal alternative minimum tax (AMT) represent 18.2% of the Fund's portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, these securities amounted to $3,329,460 which represents 5.9% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At August 31, 2004, these securities amounted to $3,329,460 which represents 5.9% of total net assets.

4 The cost of investments for federal tax purposes amounts to $51,374,521.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificate of Participation
FHA	--Federal Housing Administration
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2004

Assets:
Total investments in securities, at value (identified cost $51,377,275)		$55,364,918
Cash		63,393
Income receivable		821,743
Receivable for investments sold		130,000
Receivable for shares sold		169,159
TOTAL ASSETS		56,549,213
Liabilities:
Payable for shares redeemed	$99,138
Income distribution payable	66,554
Payable for daily variation margin	72,373
Payable for shareholder services fees (Note 5)	11,937
Accrued expenses	10,337
TOTAL LIABILITIES		260,339
Net assets for 5,093,985 shares outstanding		$56,288,874
Net Assets Consist of:
Paid-in capital		$53,522,392
Net unrealized appreciation of investments and futures contracts		3,999,456
Accumulated net realized loss on investments, futures contracts and swap contracts		(1,232,992)
Undistributed net investment income		18
TOTAL NET ASSETS		$56,288,874
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($56,288,874 ÷ 5,093,985 shares outstanding), no par value, unlimited shares authorized		$11.05
Offering price per share (100/95.50 of $11.05) [1]		$11.57
Redemption proceeds per share		$11.05

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2004

Investment Income:
Interest			$3,414,236
Expenses:
Investment adviser fee (Note 5)		$270,316
Administrative personnel and services fee (Note 5)		145,835
Custodian fees		5,322
Transfer and dividend disbursing agent fees and expenses (Note 5)		38,480
Directors'/Trustees' fees		2,288
Auditing fees		13,541
Legal fees		6,707
Portfolio accounting fees (Note 5)		50,259
Distribution services fee (Note 5)		168,948
Shareholder services fee (Note 5)		168,948
Share registration costs		18,656
Printing and postage		18,390
Insurance premiums		7,738
Miscellaneous		1,354
TOTAL EXPENSES		916,782
Waivers (Note 5):
Waiver of investment adviser fee	$(184,639)
Waiver of administrative personnel and services fee	(20,298)
Waiver of transfer and dividend disbursing agent fees and expenses	(5,711)
Waiver of distribution services fee	(168,948)
TOTAL WAIVERS		(379,596)
Net expenses			537,186
Net investment income			2,877,050
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, and Swap Contracts:
Net realized gain on investments			727,526
Net realized loss on futures contracts			(803,783)
Net realized loss on swap contracts			(516,064)
Net change in unrealized appreciation of investments			2,180,340
Net change in unrealized appreciation on futures contracts			11,813
Net change in unrealized appreciation on swap contracts			(67,450)
Net realized and unrealized gain on investments, futures contracts, and swap contracts			1,532,382
Change in net assets resulting from operations			$4,409,432

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,877,050	$2,936,472
Net realized loss on investments, futures contracts and swap contracts	(592,321)	(237,392)
Net change in unrealized appreciation/depreciation of investments, futures contracts, and swap contracts	2,124,703	(1,365,873)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,409,432	1,333,207
Distributions to Shareholders:
Distributions from net investment income	(2,875,892)	(2,934,354)
Share Transactions:
Proceeds from sale of shares	16,771,898	39,633,760
Net asset value of shares issued to shareholders in payment of distributions declared	1,582,277	1,131,254
Cost of shares redeemed	(46,028,695)	(11,995,218)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(27,674,520)	28,769,796
Change in net assets	(26,140,980)	27,168,649
Net Assets:
Beginning of period	82,429,854	55,261,205
End of period (including undistributed net investment income of $18 and $60, respectively)	$56,288,874	$82,429,854

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2004

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated North Carolina Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina. Interest from the Fund's investments may be subject to the federal AMT for individuals and corporations. The Fund offers one class of shares: Class A Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the year ended August 31, 2004, the Fund had realized losses on swap contracts of $516,064.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At August 31, 2004, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration, and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year end August 31, 2004, the Fund had realized losses on futures contracts of $803,783.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At August 31, 2004, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts	Position	Unrealized Appreciation
December 2004	75 U.S. Treasury Note 10-Year Futures	Short	$11,813

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, including securities purchased under Rule 144A that have not been deemed liquid by the Trustees, for each security held at August 31, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
Puerto Rico Electric Power Authority, Drivers (Series 266), 9.415% (FSA INS), 7/1/2015	6/27/2003	$1,813,581
Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.152% (AMBAC INS), 1/1/2010	7/22/2003	$1,256,096

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity.

Year Ended August 31	2004	2003
Shares sold	1,509,133	3,537,083
Shares issued to shareholders in payment of distributions declared	142,350	101,455
Shares redeemed	(4,108,095)	(1,077,793)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,456,612)	2,560,745

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization of debt securities.

For the year ended August 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(1,200)	$1,200

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2004 and August 31, 2003, were as follows:

	2004	2003
Tax-exempt income	$2,875,892	$2,934,354

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$66,573
Unrealized appreciation	$4,002,210
Capital loss carryforward	$827,060

At August 31, 2004, the cost of investments for federal tax purposes was $51,374,521. The net unrealized appreciation of investments for federal tax purposes was $3,990,397. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,993,177 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,780.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization of debt securities.

At August 31, 2004, the Fund had a capital loss carryforward of $827,060 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$332,559
2012	$494,501

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2004, for federal income tax purposes, post October losses of $396,875 were deferred to September 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily chose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended August 31, 2004 the fees paid to FAS and FServ were $104,704 and $20,833, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended August 31, 2004, FSC retained $20,803 in sales charges from the sale of the Fund's Shares. See "What Do shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $26,828, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $18,426, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended August 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $22,100,000 and $22,200,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended August 31, 2004, were as follows:

Purchases	$10,229,882
Sales	$38,709,259

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2004, 41.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 17.6% of total investments.

8. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

At August 31, 2004, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES
INCOME TRUST AND SHAREHOLDERS OF FEDERATED NORTH CAROLINA
MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated North Carolina Municipal Income Fund (the "Fund") as of August 31,2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated North Carolina Municipal Income Fund as of August 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
October 20, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises seven portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: August 1990	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1995	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since June 1999. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: November 1998	J. Scott Albrecht has been the Fund's Portfolio Manager since June 1999. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated North Carolina Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313923500

28993 (10/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Ohio Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

ANNUAL SHAREHOLDER REPORT

August 31, 2004

Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.31	$11.47	$11.45		$11.06	$11.11
Income From Investment Operations:
Net investment income	0.51	0.52	0.53	[1]	0.55	0.55
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.20	(0.16)	0.02	[1]	0.38	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	0.71	0.36	0.55		0.93	0.49
Less Distributions:
Distributions from net investment income	(0.51)	(0.52)	(0.53)		(0.54)	(0.54)
TOTAL DISTRIBUTIONS	(0.51)	(0.52)	(0.53)		(0.54)	(0.54)
Net Asset Value, End of Period	$11.51	$11.31	$11.47		$11.45	$11.06
Total Return [2]	6.36%	3.17%	4.97%		8.69%	4.68%

Ratios to Average Net Assets:
Expenses	0.90%	0.90%	0.90%		0.90%	0.90%
Net investment income	4.44%	4.51%	4.75	% [1]	4.90%	5.06%
Expense waiver/reimbursement [3]	0.48%	0.45%	0.49%		0.51%	0.54%
Supplemental Data:
Net assets, end of period (000 omitted)	$94,744	$96,374	$89,772		$75,896	$73,710
Portfolio turnover	19%	12%	21%		39%	37%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of the net investment income to average net assets from 4.74% to 4.75%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (load) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2004	Ending Account Value 8/31/2004	Expenses Paid During Period [1]
Actual	$1,000	$999.70	$4.52
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.61	$4.57

1 Expenses are equal to the Federated Ohio Municipal Income Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 6.36% for the fund's Class F Shares. The total return consisted of 4.59% of tax-exempt dividends, and 1.77% appreciation in the net asset value of the shares. 1 The total return of the Lehman Brothers Municipal Bond Index, the fund's benchmark index (LBMB), 2 was 7.11% during the 12-month reporting period.

The fund's investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates); (b) the selection of securities with different maturities (expressed by a "yield curve" showing the relative yield of similar securities with different maturities) and the coupon income provided by the portfolio securities (the coupon is the interest rate paid by a bond); (c) the allocation of the portfolio among securities of similar issuers (referred to as "sectors"); and (d) the credit ratings of portfolio securities (which indicates the risk that securities will default). These were the most significant factors affecting the fund's performance relative to the LBMB. In addition, the fund's total return reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the LBMB.

DURATION 3

The fund's dollar-weighted average duration at the end of the reporting period was 6.25 years. Duration management is a significant component of the fund's investment strategy. The fund maintained duration short of the LBMB and the fund's peer group, as interest rates were expected to rise during the reporting period. In reality, interest rates declined over a significant portion of the reporting period and this hurt fund performance. The fund's use of forward settling municipal interest rate swaps and Treasury futures contacts, which did not perform well, to adjust portfolio duration contributed to the fund's performance being less than the LBMB.

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher that what is stated. For current to the most recent month end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

2 The LBMB is the broad-based securities market index for the fund, as disclosed in the fund's prospectus. The LBMB is a broad market performance benchmark for the tax exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The LBMB includes both zero coupon bonds and bonds subject to the alternative minimum tax. The Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. Indexes are unmanaged, and unlike the fund, are unaffected by cash flows. It is not possible to invest directly in an index.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

COUPON AND MATURITY

During the reporting period, the fund concentrated its portfolio purchases and holdings on premium coupon municipal bonds (municipal bonds with coupons or interest payments that are higher than current yields available in the market). The higher coupons on the fund's premium coupon municipal bond holdings made the fund less sensitive to interest rate changes, and helped the fund's performance as interest rates declined over a significant portion of the reporting period. The higher coupon (or interest) payments helped the fund's performance versus the LBMB and the fund's peer group.

The fund concentrated on purchasing bonds with maturities of 10 to 20 years during the reporting period. These maturities provided the most attractive opportunities for yield. In addition, the relative dearth of municipal debt issued during the reporting period caused municipal bonds to increase in value and helped to improve the fund's performance versus most taxable bond alternatives. 4

SECTOR

During the reporting period, as compared to the LBMB, the fund allocated more of its portfolio to securities issued by hospitals, industrial development projects and higher education institutions. The fund also allocated less of the portfolio to general obligation bonds issued by cities, states, and school districts. These allocations helped the fund's performance due to the higher yields available in the over-weighted sectors and the smaller increase in the price of general obligation bonds as compared to other sectors.

CREDIT QUALITY

Credit spreads, or the yield difference between the "AAA" municipal bonds, and bonds of lower credit quality and similar maturity, decreased during the reporting period. This decrease in credit spreads was the result of both improving economic activity and the demand for securities with higher yields. The fund's overweight, relative to the LBMB, in "BBB" rated (or comparable quality) debt benefited the fund's performance as credit spreads became tighter to a greater extent for "BBB" rated (or comparable quality) debt than for other investment grade rated ("AAA," "AA," "A" or comparable quality) debt (meaning that the yield on the "BBB" rated debt improved to a greater extent, or decreased to a lesser extent, than for other investment grade rated debt). 4

4 Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

GROWTH OF A $10,000 INVESTMENT - CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Ohio Municipal Income Fund (Class F Shares) (the "Fund") from August 31, 1994 to August 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB) 2 and the Lipper Ohio Municipal Debt Funds Average (LOMDFA). 3

Average Annual Total Return [4] for the Period Ended 8/31/2004
1 Year	4.35%
5 Years	5.35%
10 Years	5.52%

Performance data quoted represents past performance, which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LOMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average. Indexes are unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.

2 The LBMB is an unmanaged index comprising bonds with a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the federal alternative minimum tax. It is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance.

3 The LOMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Tables

At August 31, 2004, the fund's credit quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	26.8%	Aaa	37.8%
AA	16.4%	Aa	8.6%
A	8.8%	A	11.7%
BBB	8.8%	Baa	8.1%
BB	2.8%	Ba	0.0%
N/R	36.4%	N/R	33.8%
TOTAL	100%	TOTAL	100%

1 These tables depict the long-term, credit-quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investor Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term, credit-quality ratings as assigned only by the NRSRO identified in the table. Of the portfolio's total investments,13.4% is not rated by either of these NRSROs.

2 Percentages are based on total investments, which may differ from total net assets.

Portfolio of Investments

August 31, 2004

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--97.8%
		Ohio--90.5%
$1,750,000		Akron, Bath & Copley, OH Joint Township, Hospital Facilities Revenue Bonds (Series 2004A), 5.25% (Summa Health System)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.47%), 11/15/2031	NR/Aa3/AA		$1,795,623
1,000,000		Akron, OH, LT GO Bonds, 5.80% (Original Issue Yield: 5.95%), 11/1/2020	AA-/A1/AA-		1,140,450
1,000,000		Bay Village, OH City School District, School Improvement UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 12/1/2021	NR/Aa2/NR		1,065,590
2,000,000		Cleveland, OH Public Power System, Revenue Bonds, First Mortgage (Series A), 7.00% (U.S. Treasury PRF 11/15/2004 @ 102)/(Original Issue Yield: 7.15%), 11/15/2024	AAA/#Aaa/AAA		2,063,320
1,000,000		Cleveland, OH Waterworks, Revenue Bonds (Series 2002K), 5.25% (FGIC INS), 1/1/2021	AAA/Aaa/AAA		1,128,480
475,000		Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2001B), 6.50% (Port of Cleveland Bond Fund), 11/15/2021	NR/BB+		492,713
500,000		Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2002C), 5.95% (Port of Cleveland Bond Fund), 5/15/2022	NR/BBB+		503,830
1,000,000		Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.00% (University Heights, OH Public Parking Garage)/(Original Issue Yield: 7.20%), 12/1/2018	NR		1,044,460
1,000,000		Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.25% (FSA INS), 12/1/2024	AAA/Aaa/AAA		1,072,440
1,610,000		Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (FGIC INS), 12/1/2024	AAA/Aaa/AAA		1,671,711
500,000		Cuyahoga County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Benjamin Rose Institute)/(Original Issue Yield: 5.75%), 12/1/2028	NR/BBB-		440,765
1,000,000		Delaware County, OH, Capital Facilities LT GO Bonds, 6.25%, 12/1/2020	AA+/Aa1/NR		1,192,900
1,000,000		Erie County, OH, Hospital Facilities Revenue Bonds (Series 2002A), 5.50% (Firelands Regional Medical Center)/(Original Issue Yield: 5.66%), 8/15/2022	A/A2/NR		1,030,550
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$1,500,000		Fairfield, OH Hospital Facilities, Revenue Bonds, 5.00% (Radian Asset Assurance INS)/(Original Issue Yield: 5.05%), 6/15/2028	AA/NR/NR		$1,503,630
1,500,000		Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.69%), 7/1/2021	BBB/NR/NR		1,459,770
750,000		Franklin County, OH, Revenue Refunding Bonds, 5.75% (Capitol South Community Urban Redevelopment Corp.), 6/1/2011	NR		790,380
1,000,000		Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.375% (Marauder Development LLC at Central State University)/(American Capital Access INS)/(Original Issue Yield: 5.55%), 9/1/2022	A/NR/NR		1,024,730
1,000,000		Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.50% (Marauder Development LLC at Central State University)/(American Capital Access INS)/(Original Issue Yield: 5.65%), 9/1/2027	A/NR/NR		1,017,250
1,530,000		Hamilton County, OH Hospital Facilities Authority, Revenue Bonds (Series 2004J), 5.25% (Cincinnati Children's Hospital Medical Center)/(FGIC INS), 5/15/2023	AAA/Aaa/NR		1,625,518
700,000		Hamilton County, OH Hospital Facilities Authority, Revenue Refunding & Improvement Bonds, 7.00% (Deaconess Hospital)/(Original Issue Yield: 7.046%), 1/1/2012	A-/A3/NR		709,821
2,400,000		Hamilton County, OH Sewer System, Improvement Revenue Bonds (Series 2000A), 5.75% (Metropolitan Sewer District of Greater Cincinnati)/(MBIA Insurance Corp. INS (Original Issue Yield: 5.78%), 12/1/2025	AAA/Aaa/AAA		2,669,904
2,000,000		Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.25% (AMBAC INS)/(Original Issue Yield: 5.62%), 12/1/2032	NR/Aaa/AAA		2,092,880
2,000,000		Hamilton, OH City School District, School Improvement UT GO Bonds (Series 1999A), 5.50% (Original Issue Yield: 5.75%), 12/1/2024	AA-/NR/NR		2,170,960
1,000,000		Heath, OH City School District, School Improvement UT GO Bonds (Series A), 5.50% (FGIC INS)/(Original Issue Yield: 5.635%), 12/1/2027	NR/Aaa/AAA		1,073,640
1,010,000		Kent State University, OH, General Receipts Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 6.09%), 5/1/2024	AAA/Aaa/AAA		1,155,804
1,500,000		Lake, OH Local School District, UT GO Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.90%), 12/1/2021	AAA/Aaa/AAA		1,699,590
2,000,000		Licking Heights, OH Local School District, School Facilities Construction & Improvement UT GO Bonds (Series 2000A), 5.50% (FGIC INS)/(Original Issue Yield: 5.58%), 12/1/2024	NR/Aaa/AAA		2,171,340
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$1,500,000		Lorain County, OH, Health Care Facilities Revenue Refunding Bonds (Series 1998A), 5.25% (Kendal at Oberlin)/(Original Issue Yield: 5.53%), 2/1/2021	BBB/NR/NR		$1,471,470
1,000,000		Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.25% (Catholic Healthcare Partners)/(Original Issue Yield: 5.52%), 10/1/2033	AA-/A1/AA-		1,009,660
1,000,000		Lorain, OH City School District, UT GO Classroom Facilities Improvement Bonds (Series 2002), 5.25% (MBIA Insurance Corp. INS), 12/1/2020	AAA/Aaa/AAA		1,090,930
1,500,000		Lucas County, OH, Health Care Facilities Refunding & Improvement Revenue Bonds (Series 2000A), 6.625% (Sunset Retirement Community, Inc.)/(Original Issue Yield: 6.75%), 8/15/2030	NR/BBB+		1,562,040
1,000,000		Mahoning County, OH Hospital Facilities, Hospital Facilities Revenue Bonds (Series A), 6.00% (Forum Health Obligated Group)/(Original Issue Yield: 6.15%), 11/15/2032	A-/A3/NR		1,052,240
1,000,000		Marion County, OH Health Care Facilities, Refunding & Improvement Revenue Bonds, 6.30% (United Church Homes, Inc.)/(Original Issue Yield: 6.45%), 11/15/2015	BBB-/NR/BBB-		1,010,510
1,000,000		Marion County, OH Hospital Authority, Hospital Refunding & Improvement Revenue Bonds (Series 1996), 6.375% (Community Hospital of Springfield)/(Original Issue Yield: 6.52%), 5/15/2011	BBB+/NR/NR		1,052,820
1,000,000		Medina County, OH Library District, UT GO Bonds, 5.25% (FGIC INS), 12/1/2023	AAA/Aaa/AAA		1,071,410
1,000,000		Miami County, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 1996A), 6.375% (Upper Valley Medical Center, OH)/(Original Issue Yield: 6.62%), 5/15/2026	BBB+/Baa1/NR		1,027,890
1,000,000		Moraine, OH Solid Waste Disposal Authority, Revenue Bonds, 6.75% (General Motors Corp.)/(Original Issue Yield: 6.80%), 7/1/2014	BBB/Baa1/NR		1,139,550
1,950,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002 A-1), 5.30% (GNMA COL Home Mortgage Program GTD), 9/1/2022	NR/Aaa/NR		2,028,429
560,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series B-2), 6.70% (GNMA COL), 3/1/2025	AAA/Aaa/NR		571,844
2,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BB+/Baa3/BBB-		2,579,650
3,000,000		Ohio State Air Quality Development Authority, Revenue Refunding Bonds, 6.375% (JMG Funding LP)/(AMBAC INS)/(Original Issue Yield: 6.493%), 1/1/2029	AAA/Aaa/AAA		3,070,680
1,000,000		Ohio State Higher Educational Facilities Commission, Higher Educational Facility Revenue Bonds, 5.125% (Oberlin College), 10/1/2024	AA/NR/NR		1,043,640
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$1,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds (Series 2002B), 5.50% (Case Western Reserve University, OH), 10/1/2022	AA-/A1/NR		$1,102,040
500,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace College), 12/1/2021	A-/NR/NR		529,555
1,070,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace College)/(Original Issue Yield: 5.53%), 12/1/2023	A-/NR/NR		1,122,162
610,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace College)/(Original Issue Yield: 5.61%), 12/1/2024	A-/NR/NR		637,328
2,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.85% (John Carroll University, OH)/(Original Issue Yield: 6.05%), 4/1/2020	NR/A2/NR		2,171,200
2,000,000		Ohio State University, General Receipts Revenue Bonds (Series 2003B), 5.25%, 6/1/2023	AA/Aa2/AA		2,130,440
2,000,000		Ohio State Water Development Authority, PCR Bonds, 5.10%, 12/1/2022	AAA/Aaa/NR		2,099,000
910,000		Ohio State, Education Loan Revenue Bonds (Series 1997A-1), 5.85% (AMBAC INS), 12/1/2019	AAA/Aaa/NR		956,847
1,000,000		Ohio Waste Development Authority Solid Waste, Revenue Bonds (Series 2002), 4.85% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2022	BBB/NR/NR		1,043,720
1,620,000		Olentangy, OH Local School District, School Facilities Construction & Improvement UT GO Bonds (Series 2002A), 5.25%, 12/1/2021	AA/Aa2/NR		1,745,064
1,255,000		Ottawa & Glandorf, OH Local School District, School Facilities Construction & Improvement UT GO Bonds, 5.25% (MBIA Insurance Corp. INS), 12/1/2020	NR/Aaa/AAA		1,360,106
1,000,000		Parma, OH, Hospital Improvement and Refunding Revenue Bonds, 5.375% (Parma Community General Hospital Association)/(Original Issue Yield: 5.45%), 11/1/2029	A-/NR/A-		1,007,740
500,000	[2,3]	Port of Greater Cincinnati, OH Development Authority, Special Assessment Revenue Bonds, 6.30% (Cincinnati Mills), 2/15/2024	NR		505,880
1,000,000		Portage County, OH Board of County Hospital Trustees, Hospital Revenue Bonds (Series 1999), 5.75% (Robinson Memorial Hospital)/(AMBAC INS)/(Original Issue Yield: 5.90%), 11/15/2019	AAA/Aaa/AAA		1,128,320
1,500,000		Rickenbacker, OH Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032	NR/A2/NR		1,554,705
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$1,000,000		Steubenville, OH, Hospital Facilities Revenue Refunding & Improvement Bonds, 6.375% (Trinity Health System Obligated Group)/(Original Issue Yield: 6.55%), 10/1/2020	NR/A3/NR		$1,078,370
500,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio Bond Fund), 11/15/2032	NR/BBB+		505,580
1,500,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	NR/Baa2/NR		1,680,285
1,375,000		Toledo-Lucas County, OH Port Authority, Special Assessment Revenue Bonds, 5.25% (Crocker Park Public Improvement Project)/(Original Issue Yield: 5.37%), 12/1/2023	NR/A-		1,402,417
2,000,000		Tuscarawas County, OH, Hospital Facilities Revenue Bonds, 5.75% (Union Hospital)/(Radian Asset Assurance INS), 10/1/2026	AA/NR/AA		2,148,340
1,000,000		Warrensville Heights, OH School District, UT GO Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.83%), 12/1/2024	AAA/Aaa/AAA		1,114,940
1,995,000		Waynesville, OH Health Care Facilities, Revenue Bonds (Series 2001A), 5.70% (Quaker Heights Project)/(GNMA COL Home Mortgage Program GTD), 2/20/2043	NR/Aaa/NR		2,082,062
		TOTAL			85,696,913
		Puerto Rico--6.7%
2,000,000	[2,3]	Puerto Rico Electric Power Authority, Drivers (Series 266), 9.415% (FSA INS), 7/1/2015	AAA/NR/NR		2,678,560
1,000,000	[2,3]	Puerto Rico Highway and Transportation Authority, RITES (Series PA 331A), 9.152% (AMBAC INS), 1/1/2010	NR		1,320,540
1,000,000	[2,3]	Puerto Rico Highway and Transportation Authority, RITES (Series PA 331B), 9.152% (AMBAC INS), 1/1/2011	NR		1,330,270
990,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	NR/Baa3/BBB		1,060,498
		TOTAL			6,389,868
		Virgin Islands--0.6%
515,000		Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 6.50% (GNMA COL)/(Original Issue Yield: 6.522%), 3/1/2025	AAA/NR/NR		527,422
		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $86,914,314)			92,614,203
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--0.1%
		Puerto Rico--0.1%
$100,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ) (at amortized cost)	A-1/VMIG1		$100,000
		TOTAL INVESTMENTS--97.9% (IDENTIFIED COST $87,014,314) [4]			92,714,203
		OTHER ASSETS AND LIABILITIES - NET--2.1%			2,030,190
		TOTAL NET ASSETS--100%			$94,744,393

Securities that are subject to the federal alternative minimum tax (AMT) represent 12.3% of the fund's portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, these securities amounted to $5,835,250 which represents 6.2% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At August 31, 2004, these securities amounted to $5,835,250 which represents 6.2% of total net assets.

4 The cost of investments for federal tax purposes amounts to $87,014,216.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LT	--Limited Tax
PCR	--Pollution Control Revenue
PRF	--Prerefunded
RITES	--Residual Interest Tax-Exempt Securities
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2004

Assets:
Total investments in securities, at value (identified cost $87,014,314)		$92,714,203
Cash		71,133
Income receivable		1,317,508
Receivable for investments sold		840,000
Receivable for shares sold		217,990
TOTAL ASSETS		95,160,834
Liabilities:
Payable for shares redeemed	$116,201
Income distribution payable	169,390
Payable for daily variation margin	83,115
Payable for distribution services fee (Note 5)	11,975
Payable for shareholder services fee (Note 5)	19,960
Accrued expenses	15,800
TOTAL LIABILITIES		416,441
Net assets for 8,234,595 shares outstanding		$94,744,393
Net Assets Consist of:
Paid-in capital		$91,292,549
Net unrealized appreciation of investments		5,699,889
Accumulated net realized loss on investments, futures contracts and swap contracts		(2,247,004)
Distributions in excess of net investment income		(1,041)
TOTAL NET ASSETS		$94,744,393
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($94,744,393 ÷ 8,234,595 shares outstanding) no par value, unlimited shares authorized		$11.51
Offering price per share (100/99.00 of $11.51) [1]		$11.63
Redemption proceeds per share (99.00/100 of $11.51) [1]		$11.39

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2004

Investment Income:
Interest			$5,166,518
Expenses:
Investment adviser fee (Note 5)		$386,613
Administrative personnel and services fee (Note 5)		145,835
Custodian fees		5,182
Transfer and dividend disbursing agent fees and expenses (Note 5)		49,677
Directors'/Trustees' fees		2,438
Auditing fees		15,076
Legal fees		6,740
Portfolio accounting fees (Note 5)		50,849
Distribution services fee (Note 5)		386,613
Shareholder services fee (Note 5)		241,633
Share registration costs		19,974
Printing and postage		21,862
Insurance premiums		7,820
Miscellaneous		1,637
TOTAL EXPENSES		1,341,949
Waivers (Note 5):
Waiver of investment adviser fee	$(199,217)
Waiver of administrative personnel and services fee	(20,030)
Waiver of transfer and dividend disbursing agent fees and expenses	(6,455)
Waiver of distribution services fee	(241,633)
TOTAL WAIVERS		(467,335)
Net expenses			874,614
Net investment income			4,291,904
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments			103,481
Net realized loss on swap contracts			(374,000)
Net realized loss on futures contracts			(558,066)
Net change in unrealized appreciation of investments			2,599,045
Net change in unrealized appreciation of swap contracts			(179,789)
Net realized and unrealized gain on investments, futures contracts and swap contracts			1,590,671
Change in net assets resulting from operations			$5,882,575

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,291,904	$4,319,720
Net realized loss on investments, futures contracts, and swap contracts	(828,585)	(43,544)
Net change in unrealized appreciation/depreciation on investments, futures contracts and swap contracts	2,419,256	(1,388,265)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,882,575	2,887,911
Distributions to Shareholders:
Distributions from net investment income	(4,263,196)	(4,339,690)
Share Transactions:
Proceeds from sale of shares	12,734,977	19,993,521
Net asset value of shares issued to shareholders in payment of distributions declared	2,111,168	1,958,548
Cost of shares redeemed	(18,095,309)	(13,898,339)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,249,164)	8,053,730
Change in net assets	(1,629,785)	6,601,951
Net Assets:
Beginning of period	96,374,178	89,772,227
End of period (including distributions in excess of net investment income of $(1,041) and $(26,988), respectively)	$94,744,393	$96,374,178

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2004

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of the Federated Ohio Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal AMT) and the personal income taxes imposed by the State of Ohio and Ohio municipalities. The Fund offers one class of Shares: Class F Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, including securities purchased under Rule 144A that have not been deemed liquid by the Trustees, for each security held at August 31, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
Port of Greater Cincinnati, OH Development Authority, Special Assessment Revenue Bonds, 6.30% (Cincinnati Mills), 2/15/2024	2/11/2004	$ 500,000
Puerto Rico Electric Power Authority, Drivers (Series 266), 9.415% (FSA INS), 7/1/2015	6/27/2002	$2,474,120
Puerto Rico Highway and Transportation Authority, RITES (Series PA 331A), 9.152% (AMBAC INS), 1/1/2010	3/3/1998	$1,163,520
Puerto Rico Highway and Transportation Authority, RITES (Series PA 331B), 9.152% (AMBAC INS), 1/1/2011	3/3/1998	$1,158,780

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the year ended August 31, 2004, the Fund had realized losses on swap contracts of $374,000.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At August 31, 2004, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year end August 31, 2004, the Fund had realized losses of $558,066 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At August 31, 2004, the Fund had no open futures contracts.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended August 31	2004	2003
Shares sold	1,102,382	1,736,443
Shares issued to shareholders in payment of distributions declared	183,888	170,484
Shares redeemed	(1,573,949)	(1,210,128)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(287,679)	696,799

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities. For the year ended August 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(2,761)	$2,761

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2004 and 2003 was as follows:

	2004	2003
Tax-exempt income	$4,263,196	$4,339,690

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$343,733
Unrealized appreciation	$5,699,987
Capital loss carryforward	$1,627,306

At August 31, 2004, the cost of investments for federal tax purposes was $87,014,216. The net unrealized appreciation of investments for federal tax purposes was $5,699,987. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,753,065 and net unrealized depreciation from investments for those securities having an excess of cost over value of $53,078.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization of debt securities.

At August 31, 2004, the Fund had a capital loss carryforward of $1,627,306 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$695,145
2009	$598,494
2010	$ 69,375
2011	$ 87,412
2012	$176,880

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2004, for federal income tax purposes, post October losses of $619,797 were deferred to September 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended August 31, 2004 the fees paid to FAS and FServ were $104,972 and $20,833, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.40% of average daily net assets annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charge

For the fiscal year ended August 31, 2004, FSC retained $8,788 of contingent deferred sales charges relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $36,501, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $17,346, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended August 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $26,165,000 and $26,550,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended August 31, 2004, were as follows:

Purchases	$17,377,241
Sales	$24,100,974

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2004, 42.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.5% of total investments.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar law suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

At August 31, 2004, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST AND SHAREHOLDERS OF FEDERATED OHIO MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Ohio Municipal Income Fund (the "Fund") as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
October 20, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises seven portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: August 1990	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: August 1990	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since April 1997. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: November 1998	J. Scott Albrecht has been the Fund's Portfolio Manager since March 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Ohio Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313923609

28994 (10/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Pennsylvania Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

ANNUAL SHAREHOLDER REPORT

August 31, 2004

Class A Shares
Class B Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.51	$11.70	$11.52		$11.09	$11.19
Income From Investment Operations:
Net investment income	0.54	0.54	0.56	[1]	0.57	0.55
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.19	(0.19)	0.18	[1]	0.42	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.73	0.35	0.74		0.99	0.44
Less Distributions:
Distributions from net investment income	(0.53)	(0.54)	(0.56)		(0.56)	(0.54)
Net Asset Value, End of Period	$11.71	$11.51	$11.70		$11.52	$11.09
Total Return [2]	6.46%	3.04%	6.70%		9.18%	4.17%

Ratios to Average Net Assets:
Expenses	0.75%	0.75%	0.75%		0.75%	0.75%
Net investment income	4.63%	4.58%	4.92	% [1]	5.09%	5.10%
Expense waiver/reimbursement [3]	0.10%	0.09%	0.09%		0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$200,023	$210,429	$205,870		$194,407	$193,608
Portfolio turnover	9%	17%	18%		16%	23%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.51	$11.70	$11.53		$11.09	$11.20
Income From Investment Operations:
Net investment income	0.45	0.45	0.47	[1]	0.48	0.47
Net realized and unrealized gain (loss) on investments, futures contracts, and swap contracts	0.19	(0.19)	0.18	[1]	0.43	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.64	0.26	0.65		0.91	0.35
Less Distributions:
Distributions from net investment income	(0.44)	(0.45)	(0.48)		(0.47)	(0.46)
Net Asset Value, End of Period	$11.71	$11.51	$11.70		$11.53	$11.09
Total Return [2]	5.65%	2.26%	5.79%		8.42%	3.29%

Ratios to Average Net Assets:
Expenses	1.52%	1.52%	1.52%		1.52%	1.52%
Net investment income	3.85%	3.81%	4.15	% [1]	4.32%	4.34%
Expense waiver/reimbursement [3]	0.08%	0.07%	0.07%		0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$65,748	$70,339	$61,535		$51,468	$43,249
Portfolio turnover	9%	17%	18%		16%	23%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and begin accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (load) on purchase payments (Class A Shares); and (2) ongoing costs, including management fees (Class A Shares and Class B Shares), distribution (12b-1) fees (Class A Shares and Class B Shares), shareholder services fees (Class A Shares and Class B Shares), and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2004	Ending Account Value 8/31/2004	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,000.30	$3.77
Class B Shares	$1,000	$996.40	$7.63
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1021.37	$3.81
Class B Shares	$1,000	$1,017.50	$7.71

1 Expenses are equal to Federated Pennsylvania Municipal Income Fund's Class A Shares and Class B Shares annualized expense ratios of 0.75% and 1.52%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 6.46% for the fund's Class A Shares, and 5.65% for the fund's Class B Shares at NAV. The total return consisted of 4.72% (Class A Shares) and 3.91% (Class B Shares) of tax-exempt dividends, and 1.74% appreciation (Class A and Class B Shares) in the net asset value of the shares. 1 The total return of the Lehman Brothers Municipal Bond Index, the fund's benchmark index (LBMB), 2 was 7.11% during the 12-month reporting period.

The fund's investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates); (b) the selection of securities with different maturities (expressed by a "yield curve" showing the relative yield of similar securities with different maturities) and the coupon income provided by the portfolio securities (the coupon is the interest rate paid by a bond); (c) the allocation of the portfolio among securities of similar issuers (referred to as "sectors"); and (d) the credit ratings of portfolio securities (which indicates the risk that securities will default). These were the most significant factors affecting the fund's performance relative to the LBMB. In addition, the fund's total return reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the LBMB.

DURATION 3

The fund's dollar-weighted average duration at the end of the reporting period was 5.83 years. Duration management is a significant component of the fund's investment strategy. The fund maintained duration short of the LBMB and the fund's peer groups, as interest rates were expected to rise during the reporting period. In reality, interest rates declined over a significant portion of the reporting period and this hurt fund performance. The fund's use of forward settling municipal interest rate swaps and Treasury futures contacts, which did not perform well, to adjust portfolio duration contributed to the fund's performance being less than the LBMB.

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

Income may be subject to the federal alternative minimum tax.

2 The LBMB is the broad-based securities market index for the fund, as disclosed in the fund's prospectus. The LBMB is a broad market performance benchmark for the tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The LBMB includes both zero coupon bonds and bonds subject to the alternative minimum tax. The LBMB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. Indexes are unmanaged and, unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

COUPON AND MATURITY

During the reporting period, the fund concentrated its portfolio purchases and holdings on premium coupon municipal bonds (municipal bonds with coupons or interest payments that are higher than current yields available in the market). The higher coupons on the fund's premium coupon municipal bond holdings made the fund less sensitive to interest rate changes, and helped the fund's performance as interest rates declined over a significant portion of the reporting period. This benefited the fund's performance versus the LBMB and the fund's peer group.

The fund concentrated on purchasing bonds with maturities of 10 to 20 years during the reporting period. These maturities provided the most attractive opportunities for yield. In addition, the relative dearth of municipal debt issued during the reporting period caused municipal bonds to increase in value and helped to improve the fund's performance versus most taxable bond alternatives.

SECTOR

During the reporting period, as compared to the LBMB, the fund allocated more of its portfolio to securities issued by hospitals, industrial development projects and higher education institutions. The fund also allocated less of the portfolio to general obligation bonds issued by cities, states and school districts. These allocations helped the fund's performance due to the higher yields available in the over-weighted sectors and the smaller increase in the price of general obligation bonds as compared to other sectors.

CREDIT QUALITY

Credit spreads, or the yield difference between the "AAA" municipal bonds and bonds of lower credit quality and similar maturity, decreased during the reporting period. This decrease in credit spreads was the result of both improving economic activity and the demand for securities with higher yields. The fund's overweight, relative to the LBMB, in "BBB" rated (or comparable quality) debt benefited performance as credit spreads became tighter to a greater extent for "BBB" rated (or comparable quality) debt than for other investment-grade rated ("AAA", "AA", "A" or comparable quality) debt (meaning that the yield on the "BBB" rated debt improved to a greater extent, or decreased to a lesser extent, than for other investment grade rated debt). 4

4 Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Pennsylvania Municipal Income Fund (Class A Shares) (the "Fund") from August 31, 1994 to August 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB), 2 and the Lipper Pennsylvania Municipal Debt Funds Average (LPMDFA). 3

Average Annual Total Return [4] for the Period Ended 8/31/2004
1 Year	1.69%
5 Years	4.91%
10 Years	5.56%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700) that was effective prior to November 1, 1996. Effective November 1, 1996, the maximum sales charge has been increased to 4.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LPMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average. Indexes are unmanaged, and unlike the Fund, are unaffected by cash flows. It is not possible to invest directly in an index or an average.

2 The LBMB is an unmanaged index comprising bonds with a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the federal alternative minimum tax. It is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance.

3 The LPMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual find's performance.

4 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Pennsylvania Municipal Income Fund (Class B Shares) (the "Fund") from March 4, 1997 (start of performance) to August 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB), 2 and the Lipper Pennsylvania Municipal Debt Funds Average (LPMDFA). 3

Average Annual Total Return [4] for the Period Ended 8/31/2004
1 Year	0.15%
5 Years	4.73%
Start of Performance (3/4/1997)	4.62%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over six years from the purchase date. The maximum contingent deferred sales charge is 5.50% of any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LPMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average. Indexes are unmanaged and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.

2 The LBMB is an unmanaged index comprising bonds with a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the federal alternative minimum tax. It is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.

3 The LPMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual find's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Tables

At August 31, 2004, the fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	37.8%	Aaa	39.3%
AA	14.4%	Aa	7.7%
A	6.8%	A	2.0%
BBB	17.6%	Baa	7.1%
BB	1.6%	Ba	0.0%
B	1.0%	B	1.1%
Not rated by S&P	20.8%	Not rated by Moody's	42.8%
TOTAL	100%	TOTAL	100%

1 These tables depict the long-term, credit-quality-ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table. Of the portfolio's total investments, 11.5% are not rated by either of these NRSROs.

2 Percentages are based on total investments, which may differ from total net assets.

Portfolio of Investments

August 31, 2004

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--98.9%
		Pennsylvania--96.9%
$1,500,000		Allegheny County Redevelopment Authority, Tax Increment Bonds (Series 2000A), 6.30% (Waterfront Project), 12/15/2018	NR/A-		$1,649,460
4,250,000		Allegheny County, PA Airport Authority, Airport Revenue Refunding Bonds (Series 1999), 6.125% (Pittsburgh International Airport)/(FGIC INS), 1/1/2017	AAA/Aaa/AAA		4,738,962
2,500,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B/B2/B+		2,846,650
2,000,000		Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health System)/ (Original Issue Yield: 5.34%), 5/1/2023	NR/Baa1/NR		1,795,600
950,000		Allegheny County, PA HDA, Refunding Revenue Bonds, 6.625% (Allegheny General Hospital)/(Escrowed In Treasuries COL), 7/1/2009	AAA/Aaa/NR		1,055,858
2,000,000		Allegheny County, PA HDA, Revenue Bonds, 5.50% (Catholic Health East)/(Original Issue Yield: 5.60%), 11/15/2032	A/A2/A+		2,022,840
1,500,000		Allegheny County, PA HDA, Revenue Bonds, 5.375% (Ohio Valley General Hospital, PA)/(Original Issue Yield: 5.50%), 1/1/2018	NR/Baa1/NR		1,485,810
4,000,000		Allegheny County, PA HDA, Revenue Bonds, (Series 1997A), 5.60% (UPMC Health System)/(MBIA Insurance Corp. INS)/ (Original Issue Yield: 5.85%), 4/1/2017	AAA/Aaa/AAA		4,371,640
1,000,000		Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002A), 5.95% (Chatham College)/(Original Issue Yield: 5.97%), 3/1/2032	BBB/NR/NR		1,028,840
1,000,000		Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002B), 5.25% (Chatham College)/(Original Issue Yield: 5.35%), 11/15/2016	BBB/NR/NR		1,023,590
575,000	[2,3]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	NR		556,479
1,000,000	[2,3]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/ (Original Issue Yield: 6.75%), 9/1/2024	NR		932,550
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$3,185,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.50% (Marathon Oil Corp.), 12/1/2029	BBB+/Baa1/NR		$3,201,403
1,250,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.60% (Marathon Oil Corp.), 9/1/2030	BBB+/Baa1/NR		1,259,400
1,500,000		Allegheny County, PA IDA, Health Care Facilities Revenue Refunding Bonds (Series 1998), 5.75% (Presbyterian SeniorCare-Westminister Place Project), 1/1/2023	NR		1,329,030
1,000,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc. Project)/(Original Issue Yield: 6.75%), 9/1/2031	NR/BBB-		971,820
3,000,000		Allegheny County, PA Port Authority, Special Revenue Transportation Bonds (Series 1999), 6.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.05%), 3/1/2019	AAA/Aaa/AAA		3,452,970
515,000		Allegheny County, PA Residential Finance Agency, SFM Revenue Bonds (Series 2001KK-1), 5.375% (GNMA Collateralized Home Mortgage Program GTD), 5/1/2022	NR/Aaa/NR		537,500
515,000		Allegheny County, PA Residential Finance Agency, SFM Revenue Bonds (Series FF-1), 5.90% (GNMA Collateralized Home Mortgage Program COL), 5/1/2020	NR/Aaa/NR		548,609
1,835,000		Allentown, PA Area Hospital Authority, Revenue Bonds (Series B), 6.75% (Sacred Heart Hospital of Allentown), 11/15/2015	BB+/Baa3/NR		1,847,019
2,000,000		Bethlehem, PA Area Vocational-Technical School Authority, GTD Lease Revenue Bonds (Series 1999), 5.50% (Bethlehem Area Vocational-Technical School)/ (U.S. Treasury PRF 9/1/2009@100)/(Original Issue Yield: 5.55%), 9/1/2020	NR/Aaa/AAA		2,260,780
4,250,000		Bradford County, PA IDA, Solid Waste Disposal Revenue Bonds (Series A), 6.60% (International Paper Co.), 3/1/2019	BBB/Baa2/NR		4,407,505
1,000,000		Bucks County, PA Community College Authority, College Building Revenue Bonds (Series 1996), 5.50% (Original Issue Yield: 5.70%), 6/15/2017	NR/Aa2/NR		1,078,330
750,000		Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/ (Original Issue Yield: 6.12%), 10/1/2027	BBB+/NR/NR		775,297
500,000		Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/ (Original Issue Yield: 6.16%), 10/1/2034	BBB+/NR/NR		515,965
1,000,000		Bucks County, PA IDA, Solid Waste Revenue Bonds, 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2022	BBB/NR/NR		1,039,650
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,750,000		Carbon County, PA IDA, Refunding Revenue Bonds, 6.65% (Panther Creek Partners Project)/(BNP Paribas SA and Union Bank of California LOCs), 5/1/2010	BBB-/NR/BBB-		$1,893,762
1,100,000		Chester County, PA HEFA, Mortgage Refunding Revenue Bonds, 5.50% (Tel Hai Obligated Group Project)/(Original Issue Yield: 5.60%), 6/1/2025	BBB-/NR/NR		989,373
1,500,000		Clarion County, PA Hospital Authority, Revenue Refunding Bonds, (Series 1997), 5.75% (Clarion County Hospital)/ (Original Issue Yield: 5.95%), 7/1/2017	BBB-/NR/NR		1,454,250
1,575,000		Commonwealth of Pennsylvania, GO UT Bonds, 6.00% (Original Issue Yield: 6.15%), 7/1/2007	AA/Aa2/NR		1,746,502
1,000,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%), 8/15/2019	NR/BBB-		1,009,870
1,250,000		Cumberland County, PA Municipal Authority, College Revenue Bonds (Series A), 5.50% (Dickinson College)/ (AMBAC INS)/(Original Issue Yield: 5.70%), 11/1/2025	NR/Aaa/AAA		1,352,925
1,000,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.125% (Wesley Affiliated Services, Inc. Obligated Group)/ (Original Issue Yield: 7.40%), 1/1/2025	NR		1,014,130
2,800,000		Delaware County, PA Authority, College Revenue Bonds (Series 1999), 5.75% (Cabrini College)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.95%), 7/1/2019	AA/NR/NR		3,027,948
2,650,000		Delaware County, PA Authority, College Revenue Refunding Bonds (Series 1998A), 5.375% (Neumann College)/(Original Issue Yield: 5.48%), 10/1/2018	BBB-/NR/NR		2,717,628
1,000,000		Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 5.25%, 7/1/2020	A-/A2/NR		1,070,670
1,500,000		Delaware River Port Authority, Revenue Bonds (Series 1999), 6.00% (FSA INS), 1/1/2019	AAA/Aaa/AAA		1,701,600
2,000,000		Delaware River Port Authority, Revenue Bonds, 6.00% (FSA INS), 1/1/2018	AAA/Aaa/AAA		2,268,800
10,000,000		Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1997D), 5.60% (AMBAC INS), 7/1/2017	AAA/Aaa/NR		11,620,600
1,000,000	[2,3]	Delaware Valley, PA Regional Finance Authority, RITES (PA-1029R), 9.975%, 7/1/2017	NR		1,349,630
4,100,000		Erie County, PA Hospital Authority, Health Facilities Revenue Bonds (Series 1999), 5.90% (St. Mary's Home of Erie)/(Radian Asset Assurance INS)/(Original Issue Yield: 6.05%), 8/15/2019	AA/NR/AA		4,481,423
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$2,660,000		Greater Nanticoke, PA Area School District, UT GO Bonds, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.62%), (U.S. Treasury PRF 10/15/2005 @100), 10/15/2025	AAA/Aaa/AAA		$2,779,115
2,000,000		Indiana County, PA IDA, Refunding Revenue Bonds, 5.00% (Indiana University of PA)/(AMBAC INS), 11/1/2029	AAA/NR/AAA		2,037,400
800,000		Jeannette Health Services Authority, PA, Hospital Revenue Bonds (Series A of 1996), 6.00% (Jeannette District Memorial Hospital)/(Original Issue Yield: 6.15%), 11/1/2018	BB-/NR/NR		765,168
1,000,000		Lancaster County, PA Hospital Authority, Health Center Revenue Bonds (Series 2001), 5.875% (Willow Valley Retirement Communities)/(Original Issue Yield: 5.95%), 6/1/2031	A-/NR/A-		1,036,280
1,000,000		Lancaster County, PA Hospital Authority, Revenue Bonds, 5.50% (Lancaster General Hospital)/(Original Issue Yield: 5.63%), 3/15/2026	A-/NR/NR		1,016,560
2,000,000		Lancaster County, PA, UT GO Bonds, (Series A), 5.80% (FGIC INS)/(Original Issue Yield: 5.84%), 5/1/2015	NR/Aaa/NR		2,302,680
250,000		Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.60% (Garden Spot Village Project)/(Original Issue Yield: 7.70%), 5/1/2022	NR		258,517
1,000,000		Lawrence County, PA IDA, Senior Health and Housing Facilities Revenue Bonds (Series B), 7.50% (Shenango Presbyterian SeniorCare Obligated Group)/(Original Issue Yield: 7.75%), 11/15/2031	NR		991,240
1,000,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 5.80% (Good Samaritan Hospital)/ (Original Issue Yield: 5.92%), 11/15/2022	BBB+/Baa1/NR		1,036,700
2,000,000		Lehigh County, PA General Purpose Authority, Hospital Revenue Bonds (Series A), 5.25% (St. Lukes Hospital of Bethlehem)/(Original Issue Yield: 5.42%), 8/15/2023	BBB/Baa2/NR		1,933,540
1,000,000		Lehigh-Northampton Airport Authority, Revenue Bonds (Series A), 6.00% (Lehigh Valley Airport System)/ (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.02%), 5/15/2025	NR/Aaa/AAA		1,108,690
2,500,000		Luzerne County, PA IDA, Revenue Refunding Bonds (Series A), 7.00% (Pennsylvania Gas & Water Co.)/ (AMBAC INS), 12/1/2017	AAA/Aaa/NR		2,582,100
1,000,000		Luzerne County, PA, UT GO Bonds, 5.625% (FGIC INS)/ (Original Issue Yield: 5.78%), 12/15/2021	AAA/Aaa		1,109,160
945,000		Lycoming County PA Authority, Hospital Lease Revenue Bonds (Series B), 6.50% (Divine Providence Hospital, PA)/ (Original Issue Yield: 6.70%), 7/1/2022	NR		947,060
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,000,000		Lycoming County PA Authority, Hospital Revenue Bonds, 5.50% (Divine Providence Hospital, PA)/(AMBAC INS)/ (Original Issue Yield: 5.90%), 11/15/2022	AAA/NR/NR		$1,054,770
1,000,000		Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2002A), 5.50% (Pocono Medical Center)/ (Radian Asset Assurance INS)/(Original Issue Yield: 5.60%), 1/1/2022	AA/NR/NR		1,059,250
2,360,000		Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series A), 5.125% (Pocono Medical Center)/ (U.S. Treasury PRF 7/1/2007@100)/(Original Issue Yield: 5.40%), 7/1/2015	AAA/Aaa/NR		2,590,926
1,000,000		Monroe County, PA Hospital Authority, Revenue Bonds, 6.00% (Pocono Medical Center)/(Original Issue Yield: 6.17%), 1/1/2043	BBB+/NR/BBB+		1,022,480
1,250,000		Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds, 7.25% (Philadelphia Geriatric Center)/(Original Issue Yield: 7.472%), 12/1/2024	NR		1,274,800
2,250,000		Montgomery County, PA IDA, Retirement Community Revenue Bonds (Series 1996B), 5.75% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 5.98%), 11/15/2017	BBB+/NR/BBB+		2,299,073
1,000,000		Montgomery County, PA IDA, Retirement Community Revenue Refunding Bonds (Series 1996A), 5.875% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 6.125%), 11/15/2022	BBB+/NR/BBB+		1,013,660
1,000,000		Mount Lebanon, PA Hospital Authority, Revenue Bonds (Series 2002A), 5.625% (St. Clair Memorial Hospital)/ (Original Issue Yield: 5.75%), 7/1/2032	A-/NR/A		1,020,210
500,000		Mt. Pleasant Borough, PA Business District Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Frick Hospital)/(Original Issue Yield: 5.85%), 12/1/2017	BBB/NR/ NR		510,975
1,300,000		Mt. Pleasant Borough, PA Business District Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Frick Hospital)/(Original Issue Yield: 5.90%), 12/1/2027	BBB/NR/ NR		1,273,116
1,000,000		North Hills, PA School District, GO Bonds, (Series 2000), 5.50% (FGIC INS)/(Original Issue Yield: 5.576%), 7/15/2024	AAA/Aaa/AAA		1,140,580
1,075,000		North Penn, PA School District, Refunding Revenue Bonds, 6.20% (Escrowed In Treasuries COL), 3/1/2007	NR/Aaa/NR		1,150,476
1,000,000		Northumberland County PA IDA, Facilities Revenue Bonds (Series 2002B), 5.50% (NHS Youth Service, Inc.)/ (American Capital Access INS)/(Original Issue Yield: 5.80%), 2/15/2033	A/NR/ NR		1,010,270
3,000,000		Norwin, PA School District, UT GO Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.12%), 4/1/2024	AAA/Aaa/AAA		3,480,330
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$115,000		Pennsylvania Convention Center Authority, Refunding Revenue Bonds (Series A), 6.25%, 9/1/2004	BBB/Baa2/A-		$115,000
1,000,000		Pennsylvania Convention Center Authority, Revenue Bonds, 6.70% (Escrowed In Treasuries COL)/(Original Issue Yield: 6.843%), 9/1/2016	AAA/Aaa/AAA		1,236,330
1,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	NR		1,000,910
1,500,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.25% (Amtrak)/(Original Issue Yield: 6.40%), 11/1/2031	BBB/A3/NR		1,532,415
2,500,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	BBB-/NR/BBB-		2,553,000
2,000,000		Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services, Inc.)/(Original Issue Yield: 5.668%), 6/1/2028	BB+/NR/NR		1,464,020
1,000,000		Pennsylvania EDFA, Revenue Bonds (Series 2000), 5.90% (Dr. Gertrude A. Barber Center, Inc.)/(Radian Asset Assurance INS), 12/1/2030	AA/NR/NR		1,070,170
150,000		Pennsylvania HFA, Revenue Bonds (Series 1996-52B), 5.55% (FHA/VA mortgage GTD), 10/1/2012	AA+/Aa2/NR		150,480
1,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2001-72A), 5.25%, 4/1/2021	AA+/Aa2/NR		1,037,060
100,000		Pennsylvania HFA, SFM Revenue Bonds (Series 41-B), 5.90%, 10/1/2005	AA+/Aa2/NR		102,269
100,000		Pennsylvania HFA, SFM Revenue Bonds (Series 42), 5.90%, 10/1/2004	AA+/Aa2/NR		100,293
975,000		Pennsylvania HFA, SFM Revenue Bonds, (Series 62A), 5.50%, 10/1/2022	AA+/Aa2/NR		1,016,018
3,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 67A), 5.85%, 10/1/2018	AA+/Aa2/NR		3,146,550
2,590,000		Pennsylvania State Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, 6.125% (MBIA Insurance Corp. INS), 12/15/2019	AAA/Aaa/AAA		3,050,424
2,000,000		Pennsylvania State Higher Education Facilities Authority, College and University Revenue Bonds, 5.625% (University of the Arts)/(Radian Asset Assurance INS)/ (Original Issue Yield: 5.78%), 3/15/2025	AA/NR/NR		2,096,000
1,000,000		Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.25% (St. Joseph's University)/(Radian Asset Assurance INS), 12/15/2017	AA/NR/NR		1,074,920
1,705,000		Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.375% (St. Joseph's University)/(Radian Asset Assurance INS), 12/15/2016	AA/NR/NR		1,863,957
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,940,000		Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.50% (St. Joseph's University)/(Radian Asset Assurance INS), 12/15/2015	AA/NR/NR		$2,138,617
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1996), 7.20% (Thiel College)/ (U.S. Treasury PRF 5/16/2006@102), 5/15/2026	NR		2,213,920
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	A/NR/A		1,597,335
1,330,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003A), 5.25% (Clarion University Foundation, Inc.)/(XL Capital Assurance Inc. INS), 7/1/2018	AAA/Aaa/AAA		1,446,934
1,490,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003AA1), 5.25% (Dickinson College)/(Radian Asset Assurance INS), 11/1/2018	AA/NR/AA		1,591,558
1,160,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series AA2), 5.25% (Lycoming College)/ (Radian Asset Assurance INS), 11/1/2024	AA/NR/AA		1,203,500
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series N), 5.875% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.913%), 6/15/2021	AAA/Aaa/AAA		2,145,340
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Widener University)/(Original Issue Yield: 5.42%), 7/15/2024	BBB+/NR/A-		1,021,630
3,400,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.65% (Philadelphia College of Osteopathic Medicine)/(Original Issue Yield: 4.77%), 12/1/2028	A/NR/NR		3,260,838
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (St. Joseph's University)/(Radian Asset Assurance INS), 12/15/2018	AA/NR/NR		2,139,220
1,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Ursinus College)/(Radian Asset Assurance INS), 1/1/2027	AA/NR/AA		1,283,688
2,495,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 6.25% (Philadelphia University)/(Radian Asset Assurance INS), 6/1/2024	AA/NR/NR		2,838,262
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	A/NR/A		1,583,400
1,500,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds (Series 2003A), 5.00% (California University of Pennsylvania)/(American Capital Access INS)/(Original Issue Yield: 5.08%), 7/1/2023	A/NR/NR		1,487,250
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,500,000		Pennsylvania State Higher Education Facilities Authority, University Revenue Bonds (Series 1997), 5.45% (University of the Arts)/(Radian Asset Assurance INS)/ (Original Issue Yield: 5.58%), 3/15/2017	AA/NR/NR		$1,545,195
1,500,000		Pennsylvania State IDA, EDRBs (Series 2002), 5.50% (AMBAC INS), 7/1/2020	AAA/Aaa/AAA		1,665,750
3,000,000		Pennsylvania State IDA, EDRBs, 5.50% (AMBAC INS), 7/1/2013	AAA/Aaa/AAA		3,435,120
650,000		Pennsylvania State Public School Building Authority, Revenue Bonds, 5.00% (Lehigh Career & Technical Institute)/(FGIC INS), 10/1/2022	NR/Aaa/AAA		681,636
2,120,000		Philadelphia, PA Authority for Industrial Development, Lease Revenue Bonds (Series 2001B), 5.50% (FSA INS), 10/1/2021	AAA/Aaa/AAA		2,336,070
3,000,000		Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2001B), 5.25% (Philadelphia Corporation for Aging Project)/(AMBAC INS)/(Original Issue Yield: 5.43%), 7/1/2023	AAA/Aaa/AAA		3,165,720
1,655,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Jeanes Hospital, PA)/(Original Issue Yield: 5.80%), 7/1/2008	BBB/Baa2/NR		1,734,407
1,120,000		Philadelphia, PA Redevelopment Authority, Multifamily Housing Refunding Revenue Bonds (Series 1998), 5.45% (Woodstock Mutual Homes, Inc.)/(FHA INS)/(Original Issue Yield: 5.468%), 2/1/2023	NR/Aa2/NR		1,153,723
2,000,000		Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2002A), 5.50% (FGIC INS), 4/15/2018	AAA/Aaa/AAA		2,243,880
950,000		Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2002A), 5.50% (FGIC INS), 4/15/2019	AAA/Aaa/AAA		1,063,098
1,250,000		Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.50% (Beech Student Housing Complex)/(American Capital Access INS), 7/1/2019	A/NR/NR		1,313,863
1,000,000		Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.625% (Beech Student Housing Complex)/(American Capital Access INS), 7/1/2023	A/NR/NR		1,042,480
1,000,000		Philadelphia, PA School District, UT GO Bonds (Series 2002B), 5.625% (FGIC INS), 8/1/2022	AAA/Aaa/AAA		1,094,040
9,500,000		Philadelphia, PA, Airport Revenue Bonds (Series 1997B), 5.50% (Philadelphia Airport System)/(AMBAC INS)/ (Original Issue Yield: 5.65%), 6/15/2017	AAA/Aaa/AAA		10,205,090
480,000		Philadelphia, PA, Revenue Bonds, 10.875% (United States Treasury PRF), 7/1/2008 (@100)	NR/Aaa/NR		515,798
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$2,880,000		Pittsburgh, PA Public Parking Authority, Parking Revenue Bonds (Series 2000), 6.00% (AMBAC INS)/(Original Issue Yield: 6.02%), 12/1/2020	AAA/Aaa/AAA		$3,280,838
765,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997A), 6.15%, 10/1/2016	AAA/Aa1/NR		806,203
355,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.35%, 10/1/2009	AAA/Aa1/NR		378,132
1,075,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.90%, 10/1/2022	AAA/Aa1/NR		1,125,117
2,855,000		Pittsburgh, PA, LT GO Bonds (Series 1999A), 5.75% (FGIC INS)/(Original Issue Yield: 5.852%), 9/1/2019	AAA/Aaa/AAA		3,234,744
5,000,000	[2,3]	Pittsburgh, PA, RITES (Series PA 961), 9.426% (AMBAC INS), 9/1/2015	NR		6,018,150
1,500,000		Pittsburgh, PA, UT GO Bonds (Series 1999A), 5.75% (FGIC INS)/(Original Issue Yield: 5.94%), 9/1/2024	AAA/Aaa/AAA		1,699,515
3,950,000		Pottsville, PA Hospital Authority, Hospital Revenue Bonds, 5.625% (Pottsville Hospital and Warne Clinic)/(Original Issue Yield: 5.75%), 7/1/2024	BBB-/NR/NR		3,527,034
2,165,000		Radnor Township, PA, UT GO Bonds (Series 2004AA), 5.125%, 7/15/2027	NR/Aa1/NR		2,253,917
2,040,000		Riverside, PA School District, UT GO Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.57%), 10/15/2020	AAA/Aaa/AAA		2,329,721
1,500,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.75% (Guthrie Healthcare System, PA)/ (Original Issue Yield: 5.90%), 12/1/2021	A-/NR/BBB+		1,573,710
1,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.875% (Guthrie Healthcare System, PA)/ (Original Issue Yield: 6.00%), 12/1/2031	A-/NR/BBB+		1,034,890
1,000,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (U. S. Treasury PRF 9/1/2011@100)/(Original Issue Yield: 7.35% 9/1/2011), 9/1/2031	NR		1,226,810
935,000		Shaler, PA School District Authority, UT GO Bonds, 6.25% (Escrowed In Treasuries COL), 4/15/2008	AAA/NR/NR		1,009,884
2,000,000		Somerset County, PA Hospital Authority, Hospital Refunding Revenue Bonds (Series 1997B), 5.375% (Somerset Community Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.68%), 3/1/2017	AA/NR/NR		2,090,780
3,000,000		Southcentral Pennsylvania General Authority, Revenue Bonds (Series 2001), 5.625% (Wellspan Health Obligated Group), 5/15/2026	NR/Aa3/AA-		3,142,860
2,000,000		Southeastern, PA Transportation Authority, Special Revenue Bonds, 5.375% (FGIC INS)/(Original Issue Yield: 5.70%), 3/1/2017	AAA/Aaa/AAA		2,172,840
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$500,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004A), 5.00% (Catholic Health East)/ (Original Issue Yield: 5.15%), 11/15/2021	A/A2/A+		$507,395
805,000		State Public School Building Authority, PA, Revenue Bonds, 5.25% (U.S. Treasury PRF)(Conneaut School District Project)/(Escrowed In Treasuries COL), 11/1/2011	AAA/Aaa/NR		912,001
455,000		State Public School Building Authority, PA, Unrefunded Balance, 5.25% (Conneaut School District Project)/ (FGIC INS), 11/1/2011	AAA/Aaa/AAA		514,946
1,000,000	[2,3]	Susquehanna, PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series 1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024	NR		873,820
1,245,000		Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2002A), 5.25% (Bucknell University), 4/1/2021	NR/Aa3/NR		1,343,467
1,665,000		Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2002A), 5.25% (Bucknell University), 4/1/2022	NR/Aa3/NR		1,786,728
1,250,000		Union County, PA Hospital Authority, Revenue Bonds, 5.25% (Evangelical Community Hospital)/(Radian Asset Assurance INS), 8/1/2024	AA/NR/NR		1,295,413
1,000,000		Warren County, PA Hospital Authority, Revenue Bonds (Series A), 7.00% (Warren General Hospital, PA)/(Original Issue Yield: 7.101%), 4/1/2019	BBB/NR/NR		1,017,130
400,000		Washington County, PA Authority, Lease Revenue Bonds, 7.875% (Escrowed In Treasuries COL), 12/15/2018	AAA/Aaa/NR		563,372
1,885,000		West Shore, PA Area Hospital Authority, Revenue Bonds, 6.15% (Holy Spirit Hospital), 1/1/2020	BBB+/NR/NR		1,983,133
1,000,000		West Shore, PA Area Hospital Authority, Revenue Bonds, 6.25% (Holy Spirit Hospital)/(Original Issue Yield: 6.30%), 1/1/2032	BBB+/NR/NR		1,030,990
1,000,000		West View, PA Municipal Authority, Special Obligation Bonds, 9.50% (Escrowed In Treasuries COL), 11/15/2014	AAA/Aaa/NR		1,368,660
1,000,000		Westmoreland County, PA IDA, Health Care Facility Revenue Bonds (Series 2000B), 8.00% (Redstone Presbyterian Senior Care Obligated Group)/(Original Issue Yield: 8.25%), 11/15/2023	NR		1,075,290
235,000		Westmoreland County, PA Municipal Authority, Special Obligation Bonds, 9.125% (Escrowed In Treasuries COL), 7/1/2010	AAA/Aaa/NR		269,026
		TOTAL			257,441,488
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Puerto Rico--2.0%
$2,000,000	[2,3]	Puerto Rico Electric Power Authority, Drivers (Series 266), 9.486% (FSA INS), 7/1/2015	AAA/NR/NR		$2,678,560
1,000,000	[2,3]	Puerto Rico Highway and Transportation Authority, RITES (Series PA 331A), 9.485% (AMBAC INS), 1/1/2010	NR		1,320,540
1,000,000	[2,3]	Puerto Rico Highway and Transportation Authority, RITES (Series PA 331B), 9.482% (AMBAC INS), 1/1/2011	NR		1,330,270
		TOTAL			5,329,370
		Virgin Islands--0.0%
50,000		Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 5.80% (GNMA COL), 3/1/2005	AAA/NR/NR		50,782
		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $247,186,929)			262,821,640
		SHORT-TERM MUNICIPAL--0.3%
		Puerto Rico--0.3%
900,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ) (AT AMORTIZED COST)	AAA/Aaa/AAA		900,000
		TOTAL INVESTMENTS--99.2% (IDENTIFIED COST $248,086,929) [4]			263,721,640
		OTHER ASSETS AND LIABILITIES - NET--0.8%			2,049,469
		TOTAL NET ASSETS--100%			$265,771,109

Securities that are subject to the federal alternative minimum tax (AMT) represent 16.1% of the Fund's portfolio as calculated based upon total portfolio market value, (percentage is unaudited).

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, these securities amounted to $15,059,999 which represents 5.7% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At August 31, 2004, these securities amounted to $15,059,999 which represents 5.7% of total net assets.

4 The cost of investments for federal tax purposes amounts to $248,063,707.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FHA/VA	--Federal Housing Administration/Veterans Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PRF	--Prerefunded
RITES	--Residual Interest Tax-Exempt Securities
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2004

Assets:
Total investments in securities, at value (identified cost $248,086,929)		$263,721,640
Cash		88,533
Income receivable		4,079,180
Receivable for investments sold		95,000
Receivable for shares sold		557,798
TOTAL ASSETS		268,542,151
Liabilities:
Payable for investments purchased	$2,017,624
Payable for shares redeemed	47,833
Income distribution payable	452,750
Payable for distribution services fee (Note 5)	41,637
Payable for shareholder services fee (Note 5)	52,603
Payable for daily variation margin	110,685
Accrued expenses	47,910
TOTAL LIABILITIES		2,771,042
Net assets for 22,694,251 shares outstanding		$265,771,109
Net Assets Consist of:
Paid-in capital		$258,694,761
Net unrealized appreciation of investments		15,634,711
Accumulated net realized loss on investments, futures contracts and swap contracts		(8,583,522)
Undistributed net investment income		25,159
TOTAL NET ASSETS		$265,771,109
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($200,022,723 ÷ 17,079,556 shares outstanding), no par value, unlimited shares authorized		$11.71
Offering price per share (100/95.50 of $11.71) [1]		$12.26
Redemption proceeds per share		$11.71
Class B Shares:
Net asset value per share ($65,748,386 ÷ 5,614,695 shares outstanding), no par value, unlimited shares authorized		$11.71
Offering price per share		$11.71
Redemption proceeds per share (94.50/100 of $11.71) [1]		$11.07

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2004

Investment Income:
Interest			$14,800,832
Expenses:
Investment adviser fee (Note 5)		$1,100,076
Administrative personnel and services fee (Note 5)		217,744
Custodian fees		13,606
Transfer and dividend disbursing agent fees and expenses (Note 5)		118,380
Directors'/Trustees' fees		3,775
Auditing fees		15,976
Legal fees		7,098
Portfolio accounting fees (Note 5)		99,709
Distribution services fee-- Class B Shares (Note 5)		520,592
Shareholder services fee-- Class A Shares (Note 5)		514,017
Shareholder services fee-- Class B Shares (Note 5)		173,531
Share registration costs		45,822
Printing and postage		34,032
Insurance premiums		8,899
Miscellaneous		5,128
TOTAL EXPENSES		2,878,385
Waivers (Note 5):
Waiver of investment adviser fee	$(214,431)
Waiver of administrative personnel and services fee	(8,651)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,590)
Waiver of shareholder services fee--Class A Shares	(41,121)
TOTAL WAIVERS		(267,793)
Net expenses			2,610,592
Net investment income			12,190,240
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized loss on investments			(69,465)
Net realized loss on futures contracts			(672,369)
Net realized loss on swaps contracts			(1,720,213)
Net change in unrealized appreciation of investments			7,379,124
Net change in unrealized appreciation of swap contracts			(224,832)
Net realized and unrealized gain on investments, futures contracts and swap contracts			4,692,245
Change in net assets resulting from operations			$16,882,485

See Notes which are an integral part of the Financial Statements statement of Changes in Net Assets

Year Ended August 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,190,240	$12,417,747
Net realized gain (loss) on investments, futures contracts and swap contracts	(2,462,047)	452,109
Net change in unrealized appreciation/depreciation of investments, futures contracts, and swap contracts	7,154,292	(5,568,484)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,882,485	7,301,372
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,314,438)	(9,930,586)
Class B Shares	(2,613,590)	(2,643,371)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,928,028)	(12,573,957)
Share Transactions:
Proceeds from sale of shares	45,948,540	80,577,115
Net asset value of shares issued to shareholders in payment of distributions declared	6,331,273	6,421,390
Cost of shares redeemed	(72,231,286)	(68,362,899)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(19,951,473)	18,635,606
Change in net assets	(14,997,016)	13,363,021
Net Assets:
Beginning of period	280,768,125	267,405,104
End of period (including undistributed (distributions in excess of) net investment income of $25,159 and $(233,167), respectively)	$265,771,109	$280,768,125

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2004

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal AMT) and the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities. The Fund offers two classes of shares: Class A Shares and Class B Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the year ended August 31, 2004, the Fund had realized losses on swap contracts of $1,720,213.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At August 31, 2004, the Fund has no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration, and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the year ended August 31, 2004, the Fund had realized losses on futures contracts of $672,369.

At August 31, 2004, the Fund has no open futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, including securities purchased under Rule 144A that have not been deemed liquid by the Trustees, for each security held at August 31, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
Alleghany County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	9/23/1999	$ 575,000
Alleghany County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	9/23/1999	$ 984,950
Delaware Valley, PA Regional Finance Authority, RITES (PA-1029R), 9.975%, 7/1/2017	6/18/2002	$1,226,540
Pittsburgh, PA, RITES (Series PA 961), 9.426% (AMBAC INS), 9/1/2015	1/16/2002	$5,849,200
Puerto Rico Electric Power Authority, Drivers (Series 266), 9.486% (FSA INS), 7/1/2015	6/27/2002	$2,418,108
Puerto Rico Highway and Transportation Authority, RITES (Series PA 331A), 9.485% (AMBAC INS), 1/1/2010	3/03/1998	$1,128,337
Puerto Rico Highway and Transportation Authority, RITES (Series PA 331B), 9.482% (AMBAC INS), 1/1/2011	3/03/1998	$1,127,896
Susquehanna, PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series 1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024	04/14/1999	$ 954,500

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended August 31	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,429,994	$40,251,587	4,978,863	$58,514,269
Shares issued to shareholders in payment of distributions declared	405,085	4,737,780	417,027	4,887,159
Shares redeemed	(5,042,726)	(59,139,421)	(4,697,457)	(54,935,845)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,207,647)	$(14,150,054)	698,433	$8,465,583

Year Ended August 31	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	485,452	$5,696,953	1,871,222	$22,062,846
Shares issued to shareholders in payment of distributions declared	136,271	1,593,493	130,940	1,534,231
Shares redeemed	(1,120,327)	(13,091,865)	(1,146,167)	(13,427,054)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(498,604)	$(5,801,419)	855,995	$10,170,023
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,706,251)	$(19,951,473)	1,554,428	$18,635,606

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization of debt securities. For the year ended August 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(3,886)	$3,886

Net investment income (loss), net realized gain (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2004, and 2003, was as follows:

	2004	2003
Tax-exempt income	$11,928,028	$12,573,957

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$1,003,756
Unrealized appreciation	$15,657,933
Capital loss carryforward	$6,383,165

At August 31, 2004, the cost of investments for federal tax purposes was $248,063,707. The net unrealized appreciation of investments for federal tax purposes was $15,657,933. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,282,293 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,624,360.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization of debt securities.

At August 31, 2004, the Fund had a capital loss carry-forward of $6,383,165 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$1,170,431
2009	$2,804,527
2010	$2,171,230
2012	$ 236,977

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2004, for federal income tax purposes, post October losses of $2,223,580 were deferred to September 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended August 31, 2004, the fees paid to FAS and FServ were $173,608 and $35,485, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.40%
Class B Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Class A Shares did not incur a distribution services fee for the year ended August 31, 2004.

Sales Charges

For the fiscal year ended August 31, 2004, FSC retained $18,779 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $96,391 after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $33,289, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended August 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $48,080,000 and $48,980,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended August 31, 2004, were as follows:

Purchases	$24,039,499
Sales	$44,507,119

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2004, 54.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 18.6% of total investments.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

At August 31, 2004, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST AND SHAREHOLDERS OF FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Pennsylvania Municipal Income Fund (the "Fund") as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
October 20, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises seven portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: August 1990	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: August 1990	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since April 1997. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: November 1998	J. Scott Albrecht has been the Fund's Portfolio Manager since March 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Pennsylvania Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313923708
Cusip 313923807

28995 (10/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Vermont Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

ANNUAL SHAREHOLDER REPORT

August 31, 2004

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2004 [1]	2003 [1]	2002 [1]	2001	[1,2]
Net Asset Value, Beginning of Period	$10.10	$10.27	$10.22	$10.00
Income From Investment Operations:
Net investment income	0.32	0.34	0.38	0.37
Net realized and unrealized gain (loss) on investments	0.06	(0.17)	0.05	0.22
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.17	0.43	0.59
Less Distributions:
Distributions from net investment income	(0.32)	(0.34)	(0.38)	(0.37)
Distributions from net realized gain on investments	(0.01)	--	--	--
TOTAL DISTRIBUTIONS	(0.33)	(0.34)	(0.38)	(0.37)
Net Asset Value, End of Period	$10.15	$10.10	$10.27	$10.22
Total Return [3]	3.75%	1.74%	4.33%	6.00%

Ratios to Average Net Assets:
Expenses	0.78%	0.84%	0.81%	0.91	% [4]
Net investment income	3.14%	3.30%	3.75%	3.96	% [4]
Expense waiver/reimbursement [5]	0.43%	0.26%	0.30%	0.46	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$71,015	$80,497	$82,132	$86,924
Portfolio turnover	25%	20%	7%	11%

1 Note that the Fund is a newly created portfolio of Federated Municipal Securities Income Trust (Trust), and is the successor to the Banknorth Vermont Municipal Bond Fund (Former Fund). The Former Fund was reorganized into the Fund on August 27, 2004. The Fund had no investment operations prior to the date of the reorganization. The Former Fund was established on October 2, 2000. The Former Fund was the successor to a portfolio of assets of CF Vermont Tax Exempt Fund (Common Trust Fund), a common trust fund managed by the Former Fund's investment adviser, Banknorth Investment Advisors. The Common Trust Fund's portfolio of assets was transferred to the Former Fund on October 2, 2000 in exchange for the Former Fund's shares. Please see the Fund's prospectus, statement of additional information and annual report for further information regarding the reorganization, Former Fund and Common Trust Fund.

2 Reflects operations for the period from October 2, 2000 (date of initial public investment) to August 31, 2001.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2004	Ending Account Value 8/31/2004	Expenses Paid During Period [1,2]
Actual:	$1,000	$1,001.10	$3.92
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,021.22	$3.96

1 Expenses are equal to the Federated Vermont Municipal Income Fund's annualized expense ratio of 0.78% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2 Note that the Fund is a newly created portfolio of Federated Municipal Securities Income Trust (Trust), and is the successor to the Banknorth Vermont Municipal Bond Fund (Former Fund). The Former Fund was reorganized into the Fund on August 27, 2004. The Fund had no investment operations prior to the date of the reorganization. The Former Fund was established on October 2, 2000. The Former Fund was the successor to a portfolio of assets of CF Vermont Tax Exempt Fund (Common Trust Fund), a common trust fund managed by the Former Fund's investment adviser, Banknorth Investment Advisors. The Common Trust Fund's portfolio of assets was transferred to the Former Fund on October 2, 2000 in exchange for the Former Fund's shares. Please see the Fund's prospectus, statement of additional information and annual report for further information regarding the reorganization, Former Fund and Common Trust Fund.

Management's Discussion of Fund Performance

The Fund is a newly created portfolio of Federated Municipal Securities Income Trust (Trust), and is the successor to the Banknorth Vermont Municipal Bond Fund (Former Fund). 1 The Former Fund was reorganized into the Fund on August 27, 2004, three days prior to the end of the 12-month reporting period. As a result of the reorganization, Federated Investment Management Company (Adviser) is the investment adviser to the Fund. The Former Fund's investment adviser was Banknorth Investment Advisors ("Former Advisor"). Given the timing of the reorganization, the following discussion, as it relates to periods of time prior to August 27, 2004, is based solely on information provided by the Former Advisor.

The Fund's total return based on net asset value for the 12-month reporting period was 3.75%. The total return consisted of 3.35% of tax-exempt dividends, and 0.40% appreciation in the net asset value of the shares. 2 The Former Fund's benchmark index prior to the reorganization was the Lehman Brothers 5-Year Municipal Bond Index ("Index"). 3 The total return of the Index was 4.49% during the 12-month reporting period.

1 The Former Fund was established on October 2, 2000. The Former Fund was the successor to a portfolio of assets of CF Vermont Tax Exempt Fund (Common Trust Fund), a common trust fund managed by the Former Fund's investment adviser, Banknorth Investment Advisors. The Common Trust Fund's portfolio of assets was transferred to the Former Fund on October 2, 2000 in exchange for the Former Fund's shares. The Common Trust Fund was not registered under the Investment Company Act of 1940 (1940 Act) and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. Regarding the prior performance of the Common Trust Fund, if the Common Trust Fund had been registered under the 1940 Act, performance may have been adversely affected.

2 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance for the Fund may be lower or higher than what is stated. For current to the most recent month end performance for the fund, visit www.federatedinvestors.com or call 1-800-341-7400.

3 The Index is an unmanaged index of municipal bonds, issued after December 31, 1990, with minimum credit ratings of at least BAA3, which have been issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have a maturity range of 4 to 6 years. The Fund has elected to use the Lehman Brothers Municipal Bond Index (LBMB), rather than the Index, as its benchmark index after the reorganization because the Fund believes that the LBMB is more representative of the securities that the Fund held as of the reorganization and will hold after the reorganization. The LBMB is an unmanaged index of municipal bonds, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million and has an amount outstanding of at least $3 million. The LBMB includes both zero coupon bonds and bonds subject to the alternative minimum tax. The total return of the LBMB was 7.11% during the 12-month reporting period. The Fund's total return reflected actual cash flows, transaction costs and other expenses, which were not reflected in the LBMB or the Index. The Index and LBMB are unmanaged, and it is not possible to invest directly in these indices.

The investment strategy employed by the Former Adviser focused on attempting to maximize tax-exempt income by allocating securities among maturities and securities of similar issuers (referred to as "sectors"), and keeping the effective duration of the portfolio in the four-to seven-year range. According to the Former Advisor, these were the significant factors that affected the Fund's performance relative to the Index. The Fund also maintained the overall credit rating of the portfolio in the A+ to AA range. 4 In addition, the Fund's total return reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the Index.

MATURITY AND DURATION 5

During the reporting period, the allocation of securities among maturities was the most significant factor affecting the Fund's performance relative to the Index according to the Former Advisor. During the reporting period, the Fund generally maintained an effective duration and average maturity slightly longer than the Index. The Fund's dollar-weighted average duration during the reporting period was 4.46 years. According to the Former Advisor, these factors were expected to be favorable for performance; however, it appears that the Index's higher yield to maturity position, and its shortening duration, during a time of declining interest rates resulted in the fund slightly underperforming when compared against the Index.

4 During the reporting period, the Fund maintained an average credit rating of AA. Credit ratings do not provide protection against default. Credit ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security.

5 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

SECTOR ALLOCATION

During the reporting period, according to the Former Advisor, the Fund allocated more of its portfolio to revenue bonds. The Fund also continued purchasing short-term private placement securities with higher negotiated yields as an alternative to low yielding money market alternatives. According to the Former Advisor, these factors hurt the Fund's performance.

GROWTH OF A $10,000 INVESTMENT 1

The graph below illustrates the hypothetical investment of $10,000 2 in Federated Vermont Municipal Income Fund (the "Fund") from August 31, 1994 to August 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB) 3 and the Lehman Brothers 5-Year Municipal Bond Index (LB5MB). 4

Average Annual Total Return [5] for the Period Ended 8/31/2004
1 Year	(0.95)%
5 Years	2.61%
10 Years	3.49%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Federated Vermont Municipal Income Fund is the successor to Banknorth Vermont Municipal Bond Fund (the "Former Fund"). The Former Fund was established on October 2, 2000, and was reorganized into the Fund on August 27, 2004. The Former Fund was the successor to a portfolio of assets of CF Vermont Tax Exempt Fund (Common Trust Fund), a common trust fund managed by the Former Fund's adviser, Banknorth Investment Advisers, which were transferred to the Former Fund on October 2, 2000 in exchange for the Former Fund's shares. The quoted returns are the returns of the Common Trust Fund for periods before October 2, 2000, adjusted to reflect the Fund's expenses. The Common Trust Fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act, If the Common Trust Fund had been registered under the 1940 Act, performance may have been adversely affected.

2 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.75% ($10,000 investment minus $375 sales charge=$9,625) which was effective on 10/2/2000. From 12/1/2003 through 8/26/2004, the Fund imposed no sales charge. Effective 8/27/2004 the maximum sales charge has been increased to 4.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LB5MB have been adjusted to reflect reinvestment of dividends on securities in the indexes. The indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 The LBMB is an unmanaged index of municipal bonds, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, and have an amount outstanding of at least $3 million. The index includes both zero coupons and bonds subject to the alternative minimum tax. The Fund has elected to use LBMB, rather than LB5MB, as its broad-based market index because the Fund believes that the LBMB is more representative of the securities that the Fund held as of, and will hold after, the reorganization described in footnote 1 above. It is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance.

4 The LB5MB is an unmanaged index comprising bonds with a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the federal alternative minimum tax. It is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.

5 Total return quoted reflects all applicable sales charges.

Portfolio of Investments Summary Tables

At August 31, 2004, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	35.6%	Aaa	49.9%
AA	14.7%	Aa	20.7%
A	6.3%	A	4.5%
BBB	0.0%	Baa	0.0%
BB	0.0%	Ba	0.0%
B	0.0%	B	0.0%
Not rated by S&P	43.4%	Not rated by Moody's	24.9%
TOTAL	100%	TOTAL	100%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of quality ratings in the Fund's Statement of Additional Information.

Each table depicts the long-term quality ratings as assigned only by the NRSRO identified in the table. Of the portfolio's total investments, 22.1% is not rated by either of these NRSROs.

2 Percentages are based on total investments, which may differ from total net assets. Please see the description of credit ratings in the Fund's Statement of Additional Information.

Portfolio of Investments

August 31, 2004

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--98.2%
		Louisiana--0.5%
$184,000		Jefferson Parish, LA, U.S. Home Mortgage Authority, SFM Revenue Bonds, 7.100% (Escrowed In U.S. Treasuries PRF), 8/1/2010	AAA/Aaa		$223,223
135,000		Monroe-West Monroe, LA, Public Trust Finance Authority, SFM Revenue Bonds, 7.200% (Escrowed In U.S. Treasuries PRF), 8/1/2010	AAA		153,300
		TOTAL			376,523
		Puerto Rico--6.3%
2,000,000		Commonwealth of Puerto Rico, UT GO Bonds, 5.500% (MBIA Insurance Corp. INS), 7/1/2009	AAA/Aaa		2,264,200
1,000,000		Puerto Rico Electric Power Authority, Refunding Revenue Bonds (Series 00), 5.000% (CDC IXIS Financial Guaranty N.A. INS), 7/1/2014	AAA/Aaa		1,113,270
1,000,000		Puerto Rico Electric Power Authority, Refunding Revenue Bonds (Series 00), 5.000% (FGIC INS), 7/1/2015	AAA/Aaa		1,115,470
		TOTAL			4,492,940
		Vermont--91.4%
565,000		Burlington, VT, Airport, Revenue Bonds (Series A), 3.625% (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.76%), 7/1/2017	NR/Aaa		534,993
1,250,000		Burlington, VT, Airport, Revenue Bonds (Series A), 5.000% (MBIA Insurance Corp. INS), 7/1/2023	NR/Aaa		1,300,150
490,000		Burlington, VT, Electric Authority, Revenue Bonds (Series A), 4.000% (FSA INS), 7/1/2015	NR/Aaa		495,748
510,000		Burlington, VT, Electric Authority, Revenue Bonds (Series A), 4.000% (FSA INS), 7/1/2016	NR/Aaa		511,005
300,000		Burlington, VT, Waterworks System, Refunding Revenue Bonds (Series A), 4.650% (FGIC INS)/(Original Issue Yield: 4.70%), 7/1/2006	AAA/Aaa		315,594
150,000		Burlington, VT, Waterworks System, Refunding Revenue Bonds (Series A), 4.750% (FGIC INS)/(Original Issue Yield: 4.80%), 7/1/2007	AAA/Aaa		161,111
300,000		Burlington, VT, Waterworks System, Refunding Revenue Bonds (Series A), 4.800% (FGIC INS)/(Original Issue Yield: 4.85%), 7/1/2008	AAA/Aaa		319,302
800,000		Burlington, VT (Series A), 5.100%, 12/1/2005	NR/Aa3		835,288
210,000		Burlington, VT, UT GO Bonds (Series A), 4.000% (Original Issue Yield: 4.13%), 11/1/2017	NR/Aa3		211,520
785,000		Burlington, VT, UT GO Bonds 5.200%, 12/1/2006	NR/Aa3		817,405
185,000		Burlington, VT, UT GO Bonds (Series A), 3.750% (Original Issue Yield: 3.83%), 11/1/2014	NR/Aa3		186,902
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Vermont--continued
$190,000		Burlington, VT, UT GO Bonds (Series A), 3.750% (Original Issue Yield: 3.93%), 11/1/2015	NR/Aa3		$189,734
200,000		Burlington, VT, UT GO Bonds (Series A), 4.000% (Original Issue Yield: 4.03%), 11/1/2016	NR/Aa3		202,708
220,000		Burlington, VT, UT GO Bonds (Series A), 4.000% (Original Issue Yield: 4.22%), 11/1/2018	NR/Aa3		219,872
170,000		Burlington, VT, UT GO Public Improvement Bonds (Series A), 3.500% (Original Issue Yield: 3.60%), 11/1/2012	NR/Aa3		171,816
155,000		Burlington, VT, UT GO Public Improvement Bonds (Series A), 3.500%, 11/1/2010	NR/Aa3		160,044
90,000		Burlington, VT, UT GO Public Improvement Bonds (Series A), 3.500%, 11/1/2011	NR/Aa3		92,010
125,000		Burlington, VT, UT GO Public Improvement Bonds (Series A), 3.600% (Original Issue Yield: 3.72%), 11/1/2013	NR/Aa3		125,682
110,000		Chittenden, VT, Solid Waste District, UT GO Bonds (Series A), 2.500% (AMBAC INS), 1/1/2007	AAA/Aaa		111,360
100,000		Chittenden, VT, Solid Waste District, UT GO Refunding Bonds (Series A), 3.300% (AMBAC INS)/(Original Issue Yield: 3.32%), 1/1/2010	AAA/Aaa		102,234
310,000		Chittenden, VT, Solid Waste District, UT GO Refunding Bonds (Series A), 3.400% (AMBAC INS)/(Original Issue Yield: 3.52%), 1/1/2011	AAA/Aaa		315,750
205,000		Chittenden, VT, Solid Waste District, UT GO Refunding Bonds (Series A), 3.500% (AMBAC INS)/(Original Issue Yield: 3.62%), 1/1/2012	AAA/Aaa		208,516
90,000		Fair Haven, VT, Union High School District, UT GO Bonds, 4.950% (AMBAC INS), 12/1/2004	AAA/Aaa		90,793
90,000		Fair Haven, VT, Union High School District, UT GO Bonds, 5.000% (AMBAC INS)/(Original Issue Yield: 5.05%), 12/1/2005	AAA/Aaa		93,793
90,000		Fair Haven, VT, Union High School District, UT GO Bonds, 5.050% (AMBAC INS)/(Original Issue Yield: 5.15%), 12/1/2006	AAA/Aaa		93,549
25,000		Norwich, VT, School District, UT GO Bonds, 4.500% (AMBAC INS), 7/15/2009	AAA/Aaa		27,055
120,000		Pawlett/Rupert Union Elementary School District No. 47, UT GO Bonds, 5.000% (MBIA Insurance Corp. INS), 11/1/2004	AAA/Aaa		120,715
520,000		St. Johnsbury, VT, School District, UT GO Bonds, 4.550% (AMBAC INS), 9/1/2006	NR/Aaa		548,517
500,000		St. Johnsbury, VT, School District, UT GO Bonds, 4.500% (AMBAC INS), 9/1/2005	NR/Aaa		514,845
515,000		St. Johnsbury, VT, School District, UT GO Bonds, 4.650% (AMBAC INS), 9/1/2007	NR/Aaa		553,177
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Vermont--continued
$520,000		St. Johnsbury, VT, School District, UT GO Bonds, 4.800% (AMBAC INS), 9/1/2008	NR/Aaa		$566,956
340,000		Swanton Village, VT, Electric System, Refunding Revenue Bonds, 5.750% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.85%), 12/1/2019	AAA/Aaa		381,718
205,000		University of Vermont & State Agricultural College, Revenue Bonds, 4.100% (AMBAC INS)/(Original Issue Yield: 4.17%), 10/1/2011	AAA/Aaa		216,740
500,000		University of Vermont & State Agricultural College, Revenue Bonds, 4.200% (AMBAC INS)/(Original Issue Yield: 4.25%), 10/1/2012	AAA/Aaa		529,505
1,150,000		University of Vermont & State Agricultural College, Revenue Bonds, 5.250% (AMBAC INS), 10/1/2012 (@100)	AAA/Aaa		1,222,680
250,000		University of Vermont & State Agricultural College, Revenue Bonds, 5.250% (AMBAC INS), 10/1/2012 (@100)	AAA/Aaa		268,622
500,000		University of Vermont & State Agricultural College, Revenue Bonds, 5.500% (AMBAC INS), 10/1/2018	AAA/Aaa		563,635
500,000		University of Vermont & State Agricultural College, Revenue Bonds, 5.500% (AMBAC INS), 10/1/2019	AAA/Aaa		562,070
41,676	[2]	Vermont Economic Development Authority, Revenue Bonds (Series A), 6.180% (Vermont Tubbs), 8/31/2006	NR		41,634
3,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 1.100% TOBs (Middlebury College), Optional Tender 11/1/2027	AA/NR		2,999
50,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.250% (St. Michael's College)/(Original Issue Yield: 3.33%), 10/1/2009	A-/A3		50,443
100,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.600% (St. Michael's College)/(Original Issue Yield: 3.68%), 10/1/2010	A-/A3		101,849
140,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.875% (St. Michael's College)/(Original Issue Yield: 3.93%), 10/1/2011	A-/A3		143,531
195,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.000% (St. Michael's College)/(Original Issue Yield: 4.10%), 10/1/2012	A-/A3		199,598
125,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.125% (St. Michael's College)/(Original Issue Yield: 4.23%), 10/1/2013	A-/A3		127,706
385,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.250% (St. Michael's College)/(Original Issue Yield: 4.35%), 10/1/2014	A-/A3		393,231
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Vermont--continued
$370,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.375% (St. Michael's College)/(Original Issue Yield: 4.45%), 10/1/2015	A-/A3		$379,335
770,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 5.300% (Middlebury College)/(Original Issue Yield: 5.45%), 11/1/2006 (@102)	AA/Aa3		836,982
190,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 5.375% (Middlebury College)/(Original Issue Yield: 5.93%), 11/1/2006 (@102)	AA/Aa3		200,600
140,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 5.400% (St. Michael's College)/(Escrowed to Maturity)/(Original Issue Yield: 5.45%), 4/1/2005	A-/NR		143,244
90,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 5.600% (Champlain College)/(Merchants Bancorp, Inc. LOC), 10/1/2004	NR		90,243
20,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 5.750% (St. Michael's College)/(Escrowed to Maturity), 10/1/2004	A-/NR		20,075
100,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 5.900% (St. Michael's College)/(U.S. Treasury PRF 10/1/2004 @102), 10/1/2006	A-/NR		102,383
1,190,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 6.500% (St. Michael's College)/(U.S. Treasury PRF 10/1/2004 @102), 10/1/2014	A-/NR		1,218,953
190,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 7.150% (Landmark College, Inc.), 11/1/2014	NR		195,518
1,218,000	[2]	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 1996), 2.504% VRN (North Country Hospital and Nursing Home), 10/1/2011	NR		1,230,375
400,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series A), 4.000% (Middlebury College)/(Original Issue Yield: 4.13%), 11/1/2012 (@100)	AA/Aa3		416,336
65,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series A), 5.300% (Fletcher Allen Healthcare)/ (AMBAC INS)/(Original Issue Yield: 5.32%), 12/1/2008	AAA/Aaa		71,701
55,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series A), 5.300% (Fletcher Allen Healthcare)/ (AMBAC INS)/(Original Issue Yield: 5.38%), 12/1/2009	AAA/Aaa		61,032
4,575,000	[2]	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 1999 A), 3.570% (Marlboro College), 4/1/2019	NR		4,575,000
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Vermont--continued
$60,000		Vermont Educational and Health Buildings Financing Agency, Refunding Revenue Bonds, 4.400% (Central Vermont Hospital & Nursing Home)/(AMBAC INS)/(Original Issue Yield: 4.55%), 11/15/2005	AAA/Aaa		$61,986
555,000		Vermont Educational and Health Buildings Financing Agency, Refunding Revenue Bonds (Series 1996), 4.375% (Central Vermont Hospital & Nursing Home)/(AMBAC INS)/(Original Issue Yield: 4.45%), 11/15/2004	AAA/Aaa		558,430
605,000		Vermont Educational and Health Buildings Financing Agency, Refunding Revenue Bonds (Series 1996), 4.500% (Central Vermont Hospital & Nursing Home)/(AMBAC INS)/(Original Issue Yield: 4.65%), 11/15/2006	AAA/Aaa		637,876
200,000		Vermont Educational and Health Buildings Financing Agency, Refunding Revenue Bonds (Series 1996), 4.625% (Central Vermont Hospital & Nursing Home)/(AMBAC INS)/(Original Issue Yield: 4.75%), 11/15/2006 (@102)	AAA/Aaa		213,742
1,100,000	[2,3]	Vermont HFA, Revenue Bonds, 64 School Street Limited Partnership, 2.400% (Vermont HFA MFH), 10/30/2004	NR		1,100,154
760,000	[2,3]	Vermont HFA, Revenue Bonds, Cabot Commons Limited Partnership, 2.750% (Vermont HFA MFH), 3/15/2005	NR		760,137
225,000	[2,3]	Vermont HFA, Revenue Bonds, Colonial West Limited Partnership, 2.750% (Vermont HFA MFH), 5/30/2005	NR		224,973
2,123,000	[2,3]	Vermont HFA, Revenue Bonds, Mountainview Street Jay Housing Limited Partnership, 2.750% (Vermont HFA MFH), 4/30/2005	NR		2,121,705
130,000		Vermont HFA, Revenue Bonds (Series 11A), 4.600% (Vermont HFA SFM)/(FSA INS), 11/1/2004	AAA/Aaa		130,537
125,000		Vermont HFA, Revenue Bonds (Series 11A), 4.700% (Vermont HFA SFM)/(FSA INS), 11/1/2005	AAA/Aaa		128,277
175,000		Vermont HFA, Revenue Bonds (Series 11A), 4.850% (Vermont HFA SFM)/(FSA INS), 11/1/2006	AAA/Aaa		177,576
130,000		Vermont HFA, Revenue Bonds (Series 11A), 4.950% (Vermont HFA SFM)/(FSA INS), 11/1/2007	AAA/Aaa		131,995
175,000		Vermont HFA, Revenue Bonds (Series 11A), 5.050% (Vermont HFA SFM)/(FSA INS), 11/1/2008	AAA/Aaa		177,872
230,000		Vermont HFA, Revenue Bonds (Series 11A), 5.150% (Vermont HFA SFM)/(FSA INS), 11/1/2009	AAA/Aaa		233,871
150,000		Vermont HFA, Revenue Bonds (Series 12B), 5.500% (Vermont HFA SFM)/(FSA INS), 11/1/2008	AAA/Aaa		150,823
190,000		Vermont HFA, Revenue Bonds (Series 12B), 5.600% (Vermont HFA SFM)/(FSA INS), 11/1/2009	AAA/Aaa		191,100
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Vermont--continued
$50,000		Vermont HFA, Revenue Bonds (Series 5), 5.900% (Vermont HFA SFM), 11/1/2004	A+/A1		$50,029
75,000		Vermont HFA, Revenue Bonds (Series 5), 6.875% (Vermont HFA SFM), 11/1/2004 (@102)	A+/A1		76,026
110,000		Vermont HFA, Revenue Bonds (Series 9), 4.550% (Vermont HFA SFM)/(MBIA Insurance Corp. INS), 6/1/2007 (@101.5)	AAA/Aaa		115,796
50,000		Vermont HFA, Revenue Bonds (Series 9), 5.000% (Vermont HFA SFM)/(MBIA Insurance Corp. INS), 5/1/2005	AAA/Aaa		50,854
20,000		Vermont HFA, Revenue Bonds (Series 9), 5.100% (Vermont HFA SFM)/(MBIA Insurance Corp. INS), 5/1/2006	AAA/Aaa		20,700
205,000		Vermont HFA, Revenue Bonds (Series A), 4.450% (Vermont HFA MFH), 2/15/2008	AA-/NR		213,249
130,000		Vermont HFA, Revenue Bonds (Series A), 4.550% (Vermont HFA MFH), 2/15/2009	AA-/NR		135,459
2,230,000	[2,3]	Vermont HFA, Revenue Bonds Smallest City Housing LTD, 2.500% (Vermont HFA MFH), 12/31/2004	NR		2,228,997
1,650,000	[2,3]	Vermont HFA, Revenue Bonds Wall Street Housing Limited Partnership, 2.450% (Vermont HFA MFH), 11/10/2004	NR		1,649,423
1,350,000	[2,3]	Vermont HFA, Revenue Bonds Whetsone Housing Limited Partnership, 2.500% (Vermont HFA MFH), 11/30/2004	NR		1,349,892
1,000,000		Vermont Municipal Bond Bank, Revenue Bonds (Series 1), 4.400% (FSA INS)/(Original Issue Yield: 4.45%), 12/1/2007	AAA/Aaa		1,070,400
1,500,000		Vermont Municipal Bond Bank, Revenue Bonds (Series 1), 4.300% (FSA INS)/(Original Issue Yield: 4.40%), 12/1/2006	AAA/Aaa		1,580,520
860,000		Vermont Municipal Bond Bank, Revenue Bonds (Series 1), 4.600% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.65%), 12/1/2007	NR/Aaa		925,351
100,000		Vermont Municipal Bond Bank, Revenue Bonds (Series 1), 4.800% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.95%), 12/1/2008	AAA/Aaa		108,577
30,000		Vermont Municipal Bond Bank, Revenue Bonds (Series 1), 5.100% (AMBAC INS)/(Original Issue Yield: 5.20%), 12/1/2004	AAA/Aaa		30,284
2,000,000		Vermont Municipal Bond Bank, Revenue Bonds (Series 1), 5.375% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.44%), 12/1/2010	AAA/Aaa		2,222,400
80,000		Vermont Municipal Bond Bank, Revenue Bonds (Series 1), 5.700% (Escrowed to Maturity), 12/1/2004	A+/Aa3		80,843
1,000,000		Vermont Municipal Bond Bank, Revenue Bonds (Series 2), 5.000% (MBIA Insurance Corp. INS), 12/1/2017	NR/Aaa		1,084,270
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Vermont--continued
$1,000,000		Vermont Municipal Bond Bank, Revenue Bonds (Series 2), 5.000% (MBIA Insurance Corp. INS), 12/1/2018	NR/Aaa		$1,077,020
750,000		Vermont Municipal Bond Bank, Revenue Bonds (Series 2), 6.000% (AMBAC INS), 12/1/2004	AAA/Aaa		758,783
250,000		Vermont Municipal Bond Bank, Revenue Bonds (Series I), 3.000% (Original Issue Yield: 3.01%), 12/1/2007	A+/Aa3		256,670
250,000		Vermont Municipal Bond Bank, Revenue Bonds (Series I), 3.300% (Original Issue Yield: 3.32%), 12/1/2008	A+/Aa3		257,817
250,000		Vermont Municipal Bond Bank, Revenue Bonds (Series I), 3.500% (Original Issue Yield: 3.53%), 12/1/2009	A+/Aa3		258,457
250,000		Vermont Municipal Bond Bank, Revenue Bonds (Series I), 3.700% (Original Issue Yield: 3.75%), 12/1/2010	A+/Aa3		260,230
250,000		Vermont Municipal Bond Bank, Revenue Bonds (Series I), 3.800% (Original Issue Yield: 3.86%), 12/1/2011	A+/Aa3		259,843
250,000		Vermont Municipal Bond Bank, Revenue Bonds (Series I), 3.900% (AMBAC INS)/(Original Issue Yield: 3.96%), 12/1/2012	AAA/Aaa		259,335
250,000		Vermont Municipal Bond Bank, Revenue Bonds (Series I), 4.000% (AMBAC INS)/(Original Issue Yield: 4.07%), 12/1/2013	AAA/Aaa		257,108
340,000		Vermont Municipal Bond Bank, Revenue Bonds (Series A), 4.800% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.85%), 6/1/2009	NR/Aaa		372,762
500,000		Vermont Municipal Bond Bank, Refunding Revenue Bonds (Series 1), 3.900% (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.92%), 12/1/2013	NR/Aaa		512,905
165,000		Vermont Municipal Bond Bank, Refunding Revenue Bonds (Series 2), 4.300% (FSA INS)/(Original Issue Yield: 4.40%), 12/1/2006	AAA/Aaa		173,857
665,000		Vermont Municipal Bond Bank, Refunding Revenue Bonds (Series 2), 4.400% (FSA INS)/(Original Issue Yield: 4.45%), 12/1/2007	AAA/Aaa		711,816
500,000		Vermont Municipal Bond Bank, Refunding Revenue Bonds (Series 2), 5.200% (AMBAC INS)/(Original Issue Yield: 5.30%), 12/1/2007	AAA/Aaa		531,255
50,000		Vermont Municipal Bond Bank, Refunding Revenue Bonds (Series I), 3.300% (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.42%), 12/1/2010	NR/Aaa		50,876
520,000		Vermont Municipal Bond Bank, Refunding Revenue Bonds (Series I), 3.600% (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.66%), 12/1/2011	NR/Aaa		533,109
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Vermont--continued
$550,000		Vermont Municipal Bond Bank, Refunding Revenue Bonds (Series I), 3.750% (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.80%), 12/1/2012	NR/Aaa		$564,641
1,000,000		Vermont Public Power Supply Authority, Refunding Revenue Bonds (Series D), 4.500% (McNeil Project)/(AMBAC INS), 7/1/2005	AAA/Aaa		1,025,030
840,000		Vermont Public Power Supply Authority, Refunding Revenue Bonds (Series E), 5.000% (McNeil Project)/(MBIA Insurance Corp. INS), 7/1/2011	AAA/Aaa		934,013
500,000		Vermont Public Power Supply Authority, Refunding Revenue Bonds (Series E), 5.250% (McNeil Project)/(MBIA Insurance Corp. INS), 7/1/2015	AAA/Aaa		566,005
500,000		Vermont State Colleges, Revenue Bonds, 2.250% (FGIC INS), 7/1/2006	AAA/Aaa		504,215
945,000		Vermont State Student Assistance Corp., Revenue Bonds, 5.000% (Original Issue Yield: 5.08%), 3/1/2034	NR/A2		945,520
665,000		Vermont State Student Assistance Corp., Revenue Bonds, 5.000% (Original Issue Yield: 5.03%), 3/1/2026	NR/A2		670,041
500,000		Vermont State, UT GO Bonds (Series A), 4.400% (Original Issue Yield: 4.45%), 1/15/2007	AA+/Aa1		529,200
250,000		Vermont State, UT GO Bonds (Series A), 4.750% (Original Issue Yield: 4.87%), 8/1/2020	AA+/Aa1		259,923
1,600,000		Vermont State, UT GO Bonds (Series A), 5.000% (U.S. Treasury PRF 1/15/2006 @102), 1/15/2008	AA+/Aa1		1,703,888
1,300,000		Vermont State, UT GO Bonds (Series A), 5.000% (Original Issue Yield: 5.10%), (U.S. Treasury PRF 1/15/2006 @102), 1/15/2010	AA+/Aa1		1,384,409
1,065,000		Vermont State, UT GO Bonds (Series A), 5.000%, 1/15/2005	AA+/Aa1		1,079,697
1,100,000		Vermont State, UT GO Bonds (Series B), 4.300% (Original Issue Yield: 4.40%), 10/15/2004	AA+/Aa1		1,104,081
500,000		Vermont State, UT GO Bonds (Series C), 4.600% (Original Issue Yield: 4.75%), 1/15/2009 (@101)	AA+/Aa1		534,505
1,000,000		Vermont State, UT GO Refunding Bonds (Series A), 2.000%, 2/1/2007	AA+/Aa1		1,002,130
1,000,000		Vermont State, UT GO Refunding Bonds (Series A), 2.125% (Original Issue Yield: 2.17%), 2/1/2008	AA+/Aa1		990,310
		TOTAL			64,869,457
		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $67,836,010)			69,738,920
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--1.0%
		Puerto Rico--1.0%
$700,000		Puerto Rico GDB, Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ) (AT AMORTIZED COST)	A-1/VMIG1		$700,000
		TOTAL INVESTMENTS--99.2% (IDENTIFIED COST $68,536,010) [4]			70,438,920
		OTHER ASSETS AND LIABILITIES - NET--0.8%			576,408
		TOTAL NET ASSETS--100%			$71,015,328

Securities that are subject to the federal alternative minimum tax (AMT) represent 16.3% of the Fund's portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, these securities amounted to $15,282,290 which represents 21.5% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At August 31, 2004, these securities amounted to $9,435,281 which represents 13.3% of total net assets.

4 The cost of investments for federal tax purposes amounts to $68,536,010.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance, Inc.
GDB	--Government Development Bank
GO	--General Obligation
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MFH	--Multi Family Housing
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes
VRNs	--Variable Rate Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2004

Assets:
Total investments in securities, at value (identified cost $68,536,010)		$70,438,920
Income receivable		760,560
Receivable for investments sold		522,500
TOTAL ASSETS		71,721,980
Liabilities:
Payable for shares redeemed	$250,359
Income distribution payable	10,386
Payable to bank	442,813
Payable for shareholder services fee (Note 5)	971
Accrued expenses	2,123
TOTAL LIABILITIES		706,652
Net assets for 6,999,463 shares outstanding		$71,015,328
Net Assets Consist of:
Paid-in capital		$69,011,765
Net unrealized appreciation of investments		1,902,910
Accumulated net realized gain on investments		102,450
Distributions in excess of net investment income		(1,797)
TOTAL NET ASSETS		$71,015,328
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($71,015,328 ÷ 6,999,463 shares outstanding), no par value, unlimited shares authorized		$10.15
Offering price per share (100/95.50 of $10.15) [1]		$10.63
Redemption proceeds per share		$10.15

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2004

Investment Income:
Interest			$2,991,849
Dividends			14,450
TOTAL INCOME			3,006,299
Expenses:
Investment adviser fee (Note 5)		$382,833
Administrative personnel and services fee (Note 5)		115,204
Custodian fees (Note 5)		15,984
Transfer and dividend disbursing agent fees and expenses (Note 5)		23,349
Directors'/Trustees' fees		7,833
Auditing fees		18,338
Legal fees		24,518
Portfolio accounting fees		73,444
Distribution services fee (Note 5)		51,011
Shareholder services fee (Note 5)		191,610
Share registration costs		13,403
Printing and postage		4,022
Insurance premiums		3,398
Miscellaneous		2,662
TOTAL EXPENSES		927,609
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(258,986)
Waiver of administrative personnel and services fee	(133)
Waiver of distribution services fee	(51,011)
Reimbursement of legal expenses	(18,621)
TOTAL WAIVERS AND REIMBURSEMENT		(328,751)
Net expenses			598,858
Net investment income			2,407,441
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			242,028
Net change in unrealized appreciation of investments			229,527
Net realized and unrealized gain on investments			471,555
Change in net assets resulting from operations			$2,878,996

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,407,441	$2,745,529
Net realized gain on investments	242,028	15,633
Net change in unrealized appreciation/depreciation of investments	229,527	(1,386,452)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,878,996	1,374,710
Distributions to Shareholders:
Distributions from net investment income	(2,415,172)	(2,743,633)
Distributions from net realized gains	(93,477)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,508,649)	(2,743,633)
Share Transactions:
Proceeds from sale of shares	5,732,692	10,906,820
Net asset value of shares issued to shareholders in payment of distributions declared	943	456
Cost of shares redeemed	(15,585,894)	(11,173,115)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,852,259)	(265,839)
Change in net assets	(9,481,912)	(1,634,762)
Net Assets:
Beginning of period	80,497,240	82,132,002
End of period (including undistributed (distributions in excess of) net investment income of $(1,797) and $5,934, respectively)	$71,015,328	$80,497,240

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2004

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Vermont Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Vermont and Vermont municipalities.

The Fund is a newly created portfolio of the Trust, and is the successor to the Banknorth Vermont Municipal Bond Fund (the "Former Fund"). The Former Fund was established on October 2, 2000, and was reorganized into the Fund on August 27, 2004. The Former Fund was the successor to a portfolio of assets of CF Vermont Tax Exempt Fund (the "Common Trust Fund"), a common trust fund, which were transferred to the Former Fund on October 2, 2000 in exchange for the Former Fund's shares. The Common Trust Fund was not registered under the Act and, therefore, was not subject to certain investment restrictions that are imposed by the Act. If the Common Trust Fund had been registered under the Act, performance may be adversely affected.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, including securities purchased under Rule 144A that have not been deemed liquid by the Trustees, for each security held at August 31, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
Vermont Economic Development Authority, Revenue Bonds (Series A), 6.180% (Vermont Tubbs), 8/31/2006	9/18/1996	$ 41,676
Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 1996), VRNs, (North Country Hospital and Nursing Home), 10/1/2011	11/7/1996	1,218,000
Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 1999 A), 3.570% (Marlboro College), 4/1/2019	3/22/1999	4,575,000
Vermont HFA, Revenue Bonds, 64 School Street Limited Partnership, 2.400% (Vermont HFA MFH), 10/30/2004	11/13/2003	1,100,000
Vermont HFA, Revenue Bonds, Cabot Commons Limited Partnership, 2.750% (Vermont HFA MFH), 3/15/2005	7/7/2004	760,000
Vermont HFA, Revenue Bonds, Colonial West Limited Partnership, 2.750% (Vermont HFA MFH), 5/30/2005	5/5/2004	225,000
Vermont HFA, Revenue Bonds, Mountainview Street Jay Housing Limited Partnership, 2.750% (Vermont HFA MFH), 4/30/2005	10/15/2003	2,123,000
Vermont HFA, Revenue Bonds Smallest City Housing LTD, 2.500% (Vermont HFA MFH), 12/31/2004	12/1/2003	2,230,000
Vermont HFA, Revenue Bonds Wall Street Housing Limited Partnership, 2.450% (Vermont HFA MFH), 11/10/2004	10/15/2003	1,650,000
Vermont HFA, Revenue Bonds Whetsone Housing Limited Partnership, 2.500% (Vermont HFA MFH), 11/30/2004	2/4/2004	1,350,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended August 31	2004	2003
Shares sold	561,431	1,057,592
Shares issued to shareholders in payment of distributions declared	93	44
Shares redeemed	(1,529,255)	(1,091,335)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(967,731)	(33,699)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2004 and 2003 was as follows:

	2004	2003
Tax-exempt income	$2,413,600	$2,735,844
Ordinary income [1]	$1,572	$7,789
Long-term capital gains	$93,477	--

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$8,589
Undistributed long-term capital gain	$102,450
Unrealized appreciation	$1,902,910

At August 31, 2004, the cost of investments for federal tax purposes was $68,536,010. The net unrealized appreciation of investments for federal tax purposes was $1,902,910. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,946,360 and net unrealized depreciation from investments for those securities having an excess of cost over value of $43,450.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. Prior to the reorganization the Fund was advised by Banknorth Investment Advisers (Banknorth), who received an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The fees paid to the Adviser and Banknorth for the year ended August 31, 2004 were $593 and $123,254, respectively, after voluntary waiver, if applicable.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to the reorganization, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on a scale that ranged from 0.15% to 0.10% of the Fund's average aggregate daily net assets, subject to a $75,000 annual minimum. For the year ended August 31, 2004, the fees paid to FAS and FServ were $1,269 and $113,802, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Prior to the reorganization, Edgewood Services, Inc. ("Edgewood") was the principal distributor.

For the reporting period ended August 31, 2004, FSC and Edgewood contractually waived their distribution (12b-1) fees.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ served as transfer and dividend disbursing agent for the Fund. The fee paid to FServ was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FServ during the reporting period was $23,029.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended August 31, 2004, were as follows:

Purchases	$18,177,161
Sales	$26,610,988

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2004, 50.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 20.5% of total investments.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended August 31, 2004, the amount of long-term capital gain designated by the Fund was $93,477.

At August 31, 2004, 99.93% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST AND SHAREHOLDERS OF FEDERATED VERMONT MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Vermont Municipal Income Fund (the "Fund") as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
October 20, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises seven portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: August 1990	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: August 1990	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since July 2004. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: November 1998	J. Scott Albrecht is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Vermont Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313923872

31280 (10/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated North Carolina Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

ANNUAL SHAREHOLDER REPORT

August 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended August 31,
	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.92	$11.07	$10.99		$10.45	$10.44
Income From Investment Operations:
Net investment income	0.48	0.48	0.50	[1]	0.50	0.49
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.13	(0.15)	0.08	[1]	0.54	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.61	0.33	0.58		1.04	0.51
Less Distributions:
Distributions from net investment income	(0.48)	(0.48)	(0.50)		(0.50)	(0.49)
Distributions from net realized gain on investments and futures contracts	--	--	--		--	(0.01)
TOTAL DISTRIBUTIONS	(0.48)	(0.48)	(0.50)		(0.50)	(0.50)
Net Asset Value, End of Period	$11.05	$10.92	$11.07		$10.99	$10.45
Total Return [2]	5.61%	2.93%	5.48%		10.23%	5.14%

Ratios to Average Net Assets:
Expenses	0.79%	0.79%	0.79%		0.79%	0.79%
Net investment income	4.26%	4.22%	4.62	% [1]	4.71%	4.77%
Expense waiver/reimbursement [3]	0.56%	0.49%	0.61%		0.68%	0.79%
Supplemental Data:
Net assets, end of period (000 omitted)	$56,289	$82,430	$55,261		$47,235	$41,449
Portfolio turnover	16%	16%	21%		28%	66%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.61% to 4.62%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (load) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees, and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2004	Ending Account Value 8/31/2004	Expenses Paid During Period [1]
Actual:	$1,000	$ 990.80	$3.95
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,021.17	$4.01

1 Expenses are equal to Federated North Carolina Municipal Income Fund's annualized expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 5.61% for the Class A Shares. The total return consisted of 4.42% tax-exempt dividends, and 1.19% appreciation in net asset value of the shares. 1 The total return of the Lipper North Carolina Municipal Debt Funds Average (Average), a performance benchmark for the fund, was 5.95% during the 12-month reporting period. 2 The fund underperformed the Average in terms of total return, but delivered a higher income stream than the Average. 3 The fund' total return reflected actual cash flows, transaction cost and other expenses, which may not have been reflected in, or could otherwise differ from, the Average.

The fund's investment objective is to seek to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina. To accomplish this objective, the fund's investment strategy focused on: (a) the selection of medium and lower investment-grade quality securities; these securities typically have higher yields than higher-quality, investment-grade securities available in the market; 4 and (b) the selection of intermediate to long maturity bonds that yield more than short-term bonds on an upward sloping yield curve (the "yield curve" shows the relative yield of similar securities with different maturities). The fund's strategy also focused on the effective duration of the fund's portfolio (which indicates the portfolio sensitivity to changes in interest rates), and on bonds with premium coupons (interest payments that are higher than current yields available in the market).

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

2 The Average is an average of funds with similar objectives, and represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category. It is not possible to invest directly in an average. The broad-based securities market index for the fund, as disclosed in the fund's prospectus, is the Lehman Brothers Municipal Bond Index (LBMB). The total return for the LBMB was 7.11% during the 12-month reporting period. The LBMB is a broad market performance benchmark for the tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The LBMB includes both zero coupon bonds and bonds subject to the alternative minimum tax. The LBMB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index. The fund's total return reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the LBMB.

3 Income may be subject to the federal alternative minimum tax.

4 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

CREDIT QUALITY

Credit spreads, or the yield difference between the "AAA"-rated municipal bonds and bonds of lower credit quality and similar maturity, tightened during the reporting period (meaning that the yield on lower-rated, investment-grade debt improved to a greater extent, or declined to a lesser extent, than for higher-rated, investment-grade debt). Municipal Market Data (MMD) reported that credit spreads between "BBB"-rated general obligation bonds and "AAA"-rated general obligation bonds tightened by 16 basis points to 28 basis points. The fund's holdings in medium- and lower-rated, investment-grade securities helped the fund's performance, because they generally outperformed higher-rated, investment-grade securities during the reporting period.

YIELD CURVE AND MATURITY

During the reporting period, the municipal bond market was characterized by a generally falling and flattening, although still upward sloping, yield curve. MMD reported that, during the reporting period, rates on "AAA"-rated general obligation bonds with maturities of four years or less rose by 2 basis points to 43 basis points, while similar bonds with maturities of five years and longer saw yields fall by up to 50 basis points. The overall effect was that longer-maturity, lower-rated bonds tended to outperform shorter-maturity, higher-rated bonds. The fund's performance, therefore, benefited from its concentration in municipal bonds in the intermediate (general five to ten year) and long (generally ten or longer) parts of the yield curve.

DURATION 5

The fund's dollar-weighted average duration at the end of the reporting period was 4.69 years. Duration management is a significant component of the fund's investment strategy. As interest rates were expected to rise during the reporting period, the fund hedged the portfolio (adjusted the duration shorter) using forward-settling municipal interest rate swaps and Treasury futures contracts. The fund's use of these instruments, however, hurt the fund's performance relative to the Average because these instruments did not perform as well given that longer-term and intermediate-term municipal interest rates declined over the reporting period.

5 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

GROWTH OF A $10,000 INVESTMENT 1

The graph below illustrates the hypothetical investment of $10,000 2 in Federated North Carolina Municipal Income Fund (the "Fund") from August 31, 1994 to August 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB) 3 and the Lipper North Carolina Municipal Debt Funds Average (LNCMDFA). 4

Average Annual Total Return [5] for the Period Ended 8/31/2004
1 Year	0.90%
5 Years	4.88%
10 Years	5.18%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Federated North Carolina Municipal Income Fund is the successor to CCB North Carolina Municipal Securities Fund. The quoted performance data includes performance of the CCB North Carolina Municipal Securities Fund for the period from July 22, 1992 when the CCB North Carolina Municipal Securities Fund first commenced operations, to July 23, 1999, as adjusted to reflect the Fund's expenses.

2 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge=$9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and the LNCMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average. Indexes are unmanaged and it is not possible to invest directly in an index or an average.

3 The LBMB is an unmanaged index comprising bonds with a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the federal alternative minimum tax. It is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance.

4 The LNCMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

5 Total return quoted reflects all applicable sales charges.

Portfolio of Investments Summary Tables

At August 31, 2004, the fund's credit quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	33.0%	Aaa	47.6%
AA	25.2%	Aa	7.1%
A	7.5%	A	2.8%
BBB	12.4%	Baa	15.0%
Not rated by S&P	21.9%	Not rated by Moody's	27.5%
TOTAL	100%	TOTAL	100%

1 These tables depict the long-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not-rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table. Of the portfolio's total investments, 12.0% is not rated by either of these NRSROs.

2 Percentages are based on total investments, which may differ from total net assets.

Portfolio of Investments

August 31, 2004

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--96.6%
		North Carolina--86.2%
$1,190,000		Appalachian State University, NC, Parking System Revenue Bonds, 5.625% (FSA INS)/(Original Issue Yield: 5.65%), 7/15/2025	NR/Aaa		$1,306,501
945,000		Asheville, NC Housing Authority, Multifamily Housing Revenue Bonds, 5.625% TOBs (Oak Knoll Apartments Project)/(FNMA GTD) 9/1/2021	AAA/NR		1,005,130
500,000		Broad River, NC Water Authority, Water System Revenue Bonds (Series 2000), 5.375% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 6/1/2026	NR/Aaa		532,030
1,330,000		Cabarrus County, NC, COP (Series 2002), 5.25%, 2/1/2018	AA-/Aa3		1,449,261
2,000,000		Charlotte, NC Airport, Revenue Bonds (Series B), 5.875% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.95%), 7/1/2019	AAA/Aaa		2,208,940
1,000,000		Charlotte, NC, COP, 5.50% (Charlotte Convention Facilities)/(Original Issue Yield: 5.70%), 12/1/2020	AA+/Aa2		1,110,590
1,000,000		Columbus County, NC Industrial Facilities & PCFA, Revenue Bonds (Series 1996A), 5.85% (International Paper Co.), 12/1/2020	BBB/Baa2		1,033,140
1,000,000		Cumberland County, NC, UT GO Bonds, 5.70% (Original Issue Yield: 5.78%), 9/15/2004	AA-/Aa3		1,134,840
1,000,000		Durham County, NC, Multifamily Housing Revenue Bonds, 5.65% TOBs (Alston Village Apartments)/(FNMA GTD) 3/1/2034	AAA/NR		1,057,960
1,000,000		Fayetteville, NC Public Works Commission, Revenue Bonds (Series 1999), 5.70% (U.S. Treasury PRF 3/1/2010 @ 101)/ (Original Issue Yield: 5.79%), 3/1/2019	AAA/Aaa		1,151,870
1,000,000		Forsyth County, NC, COP, 5.375%, 10/1/2022	AA+/Aa1		1,077,170
900,000		Gastonia, NC Combined Utilities System, Water & Sewer Revenue Bonds, 5.625% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.85%), 5/1/2019	AAA/Aaa		1,011,204
750,000		Harnett County, NC, COP, 5.50% (FSA INS), 12/1/2015	AAA/Aaa		845,400
1,000,000		Haywood County, NC Industrial Facilities & PCFA, Revenue Refunding Bonds, 6.40% (Champion International Corp.)/(Original Issue Yield: 6.42%), 11/1/2024	NR/Baa2		1,058,320
1,000,000		High Point, NC, Public Improvement UT GO Bonds (Series 2000B), 5.50% (Original Issue Yield: 5.67%), 6/1/2018	AA/Aa3		1,128,240
1,500,000		Martin County, NC IFA (Series 1995), Solid Waste Disposal Revenue Bonds, 6.00% (Weyerhaeuser Co.), 11/1/2025	BBB/Baa2		1,537,395
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Carolina--continued
$500,000		North Carolina Eastern Municipal Power Agency, Power Supply Revenue Refunding Bonds (Series D), 5.125% (Original Issue Yield: 5.33%), 1/1/2026	BBB/Baa2		$501,645
500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	BBB/Baa2		532,775
500,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 1999D), 6.70%, 1/1/2019	BBB/Baa2		561,895
880,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 5-A), 5.55%, 1/1/2019	AA/Aa2		919,635
780,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 6-A), 6.10%, 1/1/2018	AA/Aa2		826,496
300,000		North Carolina Medical Care Commission, FHA INS Mortgage Revenue Bonds (Series 2003), 5.375% (Betsy Johnson Regional Hospital)/(FSA INS), 10/1/2024	AAA/Aaa		322,977
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2001), 6.625% (Moravian Homes, Inc.)/(Original Issue Yield: 7.00%), 4/1/2031	NR		510,700
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.25% (Arbor Acres Community)/(Original Issue Yield: 6.40%), 3/1/2027	NR		500,360
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.875% (Presbyterian Homes, Inc.)/(Original Issue Yield: 7.00%), 10/1/2021	NR		534,430
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023	NR		497,220
1,000,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019	A-/NR		1,080,510
250,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical Center)/(Original Issue Yield: 5.33%), 1/1/2021	A/A2		258,037
200,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical Center)/(Original Issue Yield: 5.38%), 1/1/2022	A/A2		204,688
1,360,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2003A), 5.00% (Novant Health Obligated Group), 11/1/2017	AA-/Aa3		1,445,190
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Carolina--continued
$1,205,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2004A), 5.25% (Cleveland Community Healthcare)/(AMBAC INS), 7/1/2021	AAA/Aaa		$1,289,953
1,230,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Hugh Chatham Memorial Hospital)/ (Radian Asset Assurance INS), 10/1/2019	AA/NR		1,338,043
625,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Scotland Memorial Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.593%), 10/1/2019	AA/NR		678,488
1,000,000		North Carolina Medical Care Commission, Health System Revenue Bonds, 5.25% (Mission Health, Inc.)/(Original Issue Yield: 5.48%), 10/1/2026	AA/Aa3		1,030,490
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2000), 5.50% (Northeast Medical Center)/ (AMBAC INS)/(Original Issue Yield: 5.74%), 11/1/2025	AAA/Aaa		1,068,610
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2002A), 5.375% (Southeastern Regional Medical Center)/(Original Issue Yield: 5.48%), 6/1/2032	A/NR		1,011,740
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds, 6.125% (Southeastern Regional Medical Center)/ (Original Issue Yield: 6.25%), 6/1/2019	A/A3		1,078,970
685,000		North Carolina Medical Care Commission, Hospital Revenue Bonds, 5.50% (Maria Parham Medical Center)/(Radian Asset Assurance INS), 10/1/2018	AA/NR		748,938
250,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2002), 6.25% (Forest at Duke)/(Original Issue Yield: 6.35%), 9/1/2021	NR		260,823
500,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2003A), 6.375% (Givens Estates)/(Original Issue Yield: 6.50%), 7/1/2023	NR		504,850
550,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 6.00% (Cypress Glen)/(Original Issue Yield: 6.092%), 10/1/2033	NR		555,143
1,000,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 1999B), 6.50% (Catawba Electric)/(Original Issue Yield: 6.73%), 1/1/2020	BBB+/Baa1		1,110,490
1,320,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds, 10.50% (Catawba Electric)/(Escrowed In Treasuries COL), 1/1/2010	AAA/Aaa		1,628,735
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Carolina--continued
$1,000,000		Northern Hospital District of Surry County, NC, Health Care Facilities Revenue Refunding Bonds (Series 2001), 5.10% (Northern Hospital of Surry County)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.242%), 10/1/2021	AA/NR		$1,030,540
1,200,000		Piedmont Triad Airport Authority, NC, Airport Revenue Bonds (Series 1999A), 5.875% (FSA INS)/(Original Issue Yield: 6.02%), 7/1/2019	AAA/Aaa		1,352,928
1,000,000		Pitt County, NC, COP (Series 2000B), 5.50% (FSA INS)/ (Original Issue Yield: 5.63%), 4/1/2025	AAA/Aaa		1,078,210
1,500,000		Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield: 5.85%), 12/1/2021	NR/Aaa		1,586,265
2,000,000		Randolph County, NC, COP (Series 2000), 5.60% (FSA INS)/(Original Issue Yield: 5.77%), 6/1/2018	AAA/Aaa		2,277,820
890,000		University of North Carolina System Pool, Revenue Bonds (Series A), 5.25% (University of North Carolina)/(AMBAC INS), 4/1/2021	AAA/Aaa		966,415
500,000		Wilmington, NC Water & Sewer System, Revenue Bonds (Series 1999), 5.625% (FSA INS)/(Original Issue Yield: 5.76%), 6/1/2018	NR/Aaa		562,450
		TOTAL			48,504,450
		Puerto Rico--9.5%
1,500,000	[2,3]	Puerto Rico Electric Power Authority, Drivers (Series 266), 9.415% (FSA INS), 7/1/2015	AAA/NR		2,008,920
1,000,000	[2,3]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.152% (AMBAC INS), 1/1/2010	NR		1,320,540
500,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (Original Issue Yield: 5.10%), 7/1/2033	A/Baa1		505,305
395,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	NR/Baa3		423,128
1,000,000		Puerto Rico Public Finance Corp., Commonwealth Appropriation Bonds (Series 2001E), 5.75% (Original Issue Yield: 5.80%), 8/1/2030	BBB+/Baa2		1,089,780
		TOTAL			5,347,673
		Virgin Islands--0.9%
500,000		University of the Virgin Islands, UT GO Bonds (Series A), 5.375% (Original Issue Yield: 5.43%), 6/1/2034	BBB/NR		512,795
		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $50,377,275)			54,364,918
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--1.8%
		Puerto Rico--1.8%
$1,000,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ)(AT AMORTIZED COST)	AAA/Aaa		$1,000,000
		TOTAL INVESTMENTS--98.4% (IDENTIFIED COST $51,377,275) [4]			55,364,918
		OTHER ASSETS AND LIABILITIES - NET - 1.6%			923,956
		TOTAL NET ASSETS--100%			$56,288,874

Securities subject to the federal alternative minimum tax (AMT) represent 18.2% of the Fund's portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, these securities amounted to $3,329,460 which represents 5.9% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At August 31, 2004, these securities amounted to $3,329,460 which represents 5.9% of total net assets.

4 The cost of investments for federal tax purposes amounts to $51,374,521.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificate of Participation
FHA	--Federal Housing Administration
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2004

Assets:
Total investments in securities, at value (identified cost $51,377,275)		$55,364,918
Cash		63,393
Income receivable		821,743
Receivable for investments sold		130,000
Receivable for shares sold		169,159
TOTAL ASSETS		56,549,213
Liabilities:
Payable for shares redeemed	$99,138
Income distribution payable	66,554
Payable for daily variation margin	72,373
Payable for shareholder services fees (Note 5)	11,937
Accrued expenses	10,337
TOTAL LIABILITIES		260,339
Net assets for 5,093,985 shares outstanding		$56,288,874
Net Assets Consist of:
Paid-in capital		$53,522,392
Net unrealized appreciation of investments and futures contracts		3,999,456
Accumulated net realized loss on investments, futures contracts and swap contracts		(1,232,992)
Undistributed net investment income		18
TOTAL NET ASSETS		$56,288,874
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($56,288,874 ÷ 5,093,985 shares outstanding), no par value, unlimited shares authorized		$11.05
Offering price per share (100/95.50 of $11.05) [1]		$11.57
Redemption proceeds per share		$11.05

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2004

Investment Income:
Interest			$3,414,236
Expenses:
Investment adviser fee (Note 5)		$270,316
Administrative personnel and services fee (Note 5)		145,835
Custodian fees		5,322
Transfer and dividend disbursing agent fees and expenses (Note 5)		38,480
Directors'/Trustees' fees		2,288
Auditing fees		13,541
Legal fees		6,707
Portfolio accounting fees (Note 5)		50,259
Distribution services fee (Note 5)		168,948
Shareholder services fee (Note 5)		168,948
Share registration costs		18,656
Printing and postage		18,390
Insurance premiums		7,738
Miscellaneous		1,354
TOTAL EXPENSES		916,782
Waivers (Note 5):
Waiver of investment adviser fee	$(184,639)
Waiver of administrative personnel and services fee	(20,298)
Waiver of transfer and dividend disbursing agent fees and expenses	(5,711)
Waiver of distribution services fee	(168,948)
TOTAL WAIVERS		(379,596)
Net expenses			537,186
Net investment income			2,877,050
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, and Swap Contracts:
Net realized gain on investments			727,526
Net realized loss on futures contracts			(803,783)
Net realized loss on swap contracts			(516,064)
Net change in unrealized appreciation of investments			2,180,340
Net change in unrealized appreciation on futures contracts			11,813
Net change in unrealized appreciation on swap contracts			(67,450)
Net realized and unrealized gain on investments, futures contracts, and swap contracts			1,532,382
Change in net assets resulting from operations			$4,409,432

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,877,050	$2,936,472
Net realized loss on investments, futures contracts and swap contracts	(592,321)	(237,392)
Net change in unrealized appreciation/depreciation of investments, futures contracts, and swap contracts	2,124,703	(1,365,873)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,409,432	1,333,207
Distributions to Shareholders:
Distributions from net investment income	(2,875,892)	(2,934,354)
Share Transactions:
Proceeds from sale of shares	16,771,898	39,633,760
Net asset value of shares issued to shareholders in payment of distributions declared	1,582,277	1,131,254
Cost of shares redeemed	(46,028,695)	(11,995,218)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(27,674,520)	28,769,796
Change in net assets	(26,140,980)	27,168,649
Net Assets:
Beginning of period	82,429,854	55,261,205
End of period (including undistributed net investment income of $18 and $60, respectively)	$56,288,874	$82,429,854

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2004

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated North Carolina Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina. Interest from the Fund's investments may be subject to the federal AMT for individuals and corporations. The Fund offers one class of shares: Class A Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the year ended August 31, 2004, the Fund had realized losses on swap contracts of $516,064.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At August 31, 2004, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration, and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year end August 31, 2004, the Fund had realized losses on futures contracts of $803,783.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At August 31, 2004, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts	Position	Unrealized Appreciation
December 2004	75 U.S. Treasury Note 10-Year Futures	Short	$11,813

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, including securities purchased under Rule 144A that have not been deemed liquid by the Trustees, for each security held at August 31, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
Puerto Rico Electric Power Authority, Drivers (Series 266), 9.415% (FSA INS), 7/1/2015	6/27/2003	$1,813,581
Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.152% (AMBAC INS), 1/1/2010	7/22/2003	$1,256,096

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity.

Year Ended August 31	2004	2003
Shares sold	1,509,133	3,537,083
Shares issued to shareholders in payment of distributions declared	142,350	101,455
Shares redeemed	(4,108,095)	(1,077,793)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,456,612)	2,560,745

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization of debt securities.

For the year ended August 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(1,200)	$1,200

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2004 and August 31, 2003, were as follows:

	2004	2003
Tax-exempt income	$2,875,892	$2,934,354

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$66,573
Unrealized appreciation	$4,002,210
Capital loss carryforward	$827,060

At August 31, 2004, the cost of investments for federal tax purposes was $51,374,521. The net unrealized appreciation of investments for federal tax purposes was $3,990,397. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,993,177 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,780.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization of debt securities.

At August 31, 2004, the Fund had a capital loss carryforward of $827,060 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$332,559
2012	$494,501

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2004, for federal income tax purposes, post October losses of $396,875 were deferred to September 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily chose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended August 31, 2004 the fees paid to FAS and FServ were $104,704 and $20,833, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended August 31, 2004, FSC retained $20,803 in sales charges from the sale of the Fund's Shares. See "What Do shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $26,828, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $18,426, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended August 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $22,100,000 and $22,200,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended August 31, 2004, were as follows:

Purchases	$10,229,882
Sales	$38,709,259

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2004, 41.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 17.6% of total investments.

8. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

At August 31, 2004, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES
INCOME TRUST AND SHAREHOLDERS OF FEDERATED NORTH CAROLINA
MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated North Carolina Municipal Income Fund (the "Fund") as of August 31,2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated North Carolina Municipal Income Fund as of August 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
October 20, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises seven portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: August 1990	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1995	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since June 1999. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: November 1998	J. Scott Albrecht has been the Fund's Portfolio Manager since June 1999. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated North Carolina Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313923500

28993 (10/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a)  As of the end of the period  covered by this  report,  the  registrant  has adopted  a code of  ethics  (the  "Section  406  Standards  for  Investment
     Companies  -  Ethical  Standards  for  Principal  Executive  and  Financial
     Officers") that applies to the registrant's Principal Executive Officer and
     Principal Financial Officer;  the registrant's  Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

f)(3)The registrant  hereby  undertakes to provide any person,  without  charge, upon request,  a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406 Standards for Investment  Companies - Ethical Standards for
     Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

(a)         Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $131,812

                  Fiscal year ended 2003 - $85,000

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $586

                  Fiscal year ended 2003 - $2,375

                  Transfer Agent Service Auditors Report

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X,  $85,526 and $16,493
     respectively. Fiscal year ended 2004 - Attestation services relating to the review of fund share  transactions,  Transfer Agent Service Auditors report and fees for  review of N-14  merger  documents.  Fiscal  year ended 2003 -
     Design of Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent
             fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation S-X,  $65,000 and $140,000
     respectively.

     Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation S-X,  $125,143 and $38,999
     respectively.  Fiscal year ended 2004 - Consultation  regarding information requests by regulatory agencies and executive compensation analysis. Fiscal year ended 2003 - Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2) Percentage  of services  identified  in items 4(b) through 4(d) that were
     approved  by  the  registrants   audit  committee   pursuant  to  paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

          Percentage of services provided to the registrants  investment adviser and any entity  controlling,  controlled  by, or under common  control with the  investment  adviser that  provides  ongoing  services to the registrant  that were  approved  by the  registrants  audit  committee pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0%
          and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

            Fiscal year ended 2003 - 0%

          Percentage of services provided to the registrants  investment adviser and any entity  controlling,  controlled  by, or under common  control with the  investment  adviser that  provides  ongoing  services to the registrant  that were  approved  by the  registrants  audit  committee pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0%
          and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

            Fiscal year ended 2003 - 0%

          Percentage of services provided to the registrants  investment adviser and any entity  controlling,  controlled  by, or under common  control with the  investment  adviser that  provides  ongoing  services to the registrant  that were  approved  by the  registrants  audit  committee pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0%
          and 0% respectively.

(f)   NA

(g)  Non-Audit  Fees  billed  to the  registrant,  the  registrant's  investment adviser,  and certain entities  controlling,  controlled by or under common control with the investment adviser:

            Fiscal year ended 2004 - $342,076

            Fiscal year ended 2003 - $245,501

(h)  The  registrant's  Audit  Committee  has  considered  that the provision of non-audit  services  that were  rendered to the  registrant's  adviser (not including any sub-adviser whose role is primarily portfolio  management and is subcontracted with or overseen by another investment  adviser),  and any entity  controlling,  controlled  by,  or  under  common  control  with the investment  adviser that provides  ongoing  services to the registrant that were not  pre-approved  pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of
     Regulation S-X is compatible with  maintaining  the principal  accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.   Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal Securities Income Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        October 25, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004